UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2016

Item 1:	Report(s) to Shareholders.

2016 LORD ABBETT
ANNUAL REPORT

Lord Abbett

Emerging Markets Corporate Debt Fund

Emerging Markets Currency Fund

Emerging Markets Local Bond Fund

Multi-Asset Global Opportunity Fund

For the fiscal year ended December 31, 2016

Table of Contents

1	A Letter to Shareholders

6	Investment Comparisons

10	Information About Your Fund’s Expenses and Holdings Presented by Sector/Portfolio Allocation

Schedules of Investments:

19	Emerging Markets Corporate Debt Fund

27	Emerging Markets Currency Fund

63	Emerging Markets Local Bond Fund

71	Multi-Asset Global Opportunity Fund

74	Statements of Assets and Liabilities

78	Statements of Operations

80	Statements of Changes in Net Assets

84	Financial Highlights

96	Notes to Financial Statements

124	Report of Independent Registered Public Accounting Firm

125	Supplemental Information to Shareholders

Lord Abbett Emerging Markets Corporate Debt Fund, Lord Abbett Emerging Markets Currency Fund, Lord Abbett Emerging Markets Local Bond Fund, and Lord Abbett Multi-Asset Global Opportunity Fund
Annual Report

For the fiscal year ended December 31, 2016

From left to right: James L.L. Tullis, Chairman of the Lord Abbett Funds and Daria L. Foster Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the fiscal year ended December 31, 2016. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Funds, please visit our website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Lord Abbett Emerging Markets Corporate Debt Fund

For the fiscal year ended December 31, 2016, the Fund returned 9.03%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified1, which returned 9.65% during the same period.

During the 12-month period, U.S. dollar denominated emerging markets corporate debt (as represented by the J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified1), underperformed emerging markets local bonds (as represented by the JP Morgan GBI-EM Global Diversified Index2) and outperformed emerging markets currencies (as represented by the Bloomberg Barclays Global Emerging

Markets Strategy Index3). Emerging markets corporate debt underperformed domestic equity markets (as represented by the S&P 500® Index4) and significantly outperformed U.S. fixed income markets (as represented by the Bloomberg Barclays U.S. Aggregate Bond Index5).

In terms of regional allocations, the Fund’s underweight to the African region detracted from relative performance, as the region’s bonds overall posted the highest returns in 2016. Specifically, an underweight to South African securities detracted, as the bonds outperformed during the period. In addition, the Fund’s overweight to investment grade bonds detracted from relative performance, as the asset class underperformed in 2016.

The Fund’s overweight to the Latin American region contributed to relative performance, as the fixed income securities in the region rallied in 2016. Specifically, an overweight to Brazil helped, as the country’s corporate debt surged during the period. In addition, an overweight to Europe contributed to performance, as the region’s bonds outperformed in 2016.

Lord Abbett Emerging Markets Currency Fund

For the fiscal year ended December 31, 2016, the Fund returned 5.68%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the J.P. Morgan Emerging Local Markets Index Plus6, which returned 3.54% during the same period.

During 2016, emerging markets currencies (as represented by the J.P. Morgan Emerging Local Markets Index Plus6) underperformed emerging markets corporate debt (as represented by the J.P. Morgan CEMBI Broad Diversified Index7) and emerging markets local bonds (as represented by the J.P. Morgan GBI-EM Global Diversified Index2). Emerging markets currencies also underperformed domestic equity markets (as represented by the S&P 500® Index4) and outperformed U.S. fixed income markets (as represented by the Bloomberg Barclays U.S. Aggregate Bond Index5).

The Fund’s positioning in Latin American currencies likely contributed to performance, as the region’s currencies outperformed in 2016. In addition, the Fund’s exposure to commodity price driven currencies, such as the Russian ruble, helped performance due to underlying strength in commodity prices during the period.

The Fund’s positioning in Asian currencies likely detracted from performance, as the region was the weakest performer during the period. In addition, within the European region allocation, exposure to the Turkish lira detracted from performance, as the currency underperformed due to increased political instability in the country.

Lord Abbett Emerging Markets Local Bond Fund

For the fiscal year ended December 31, 2016, the Fund returned 7.60%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the JP Morgan GBI-EM Global Diversified Index,2 which returned 9.94% during the same period.

During the 12-month period, emerging markets local debt (as represented by the J.P. Morgan GBI-EM Global Diversified Index5) outperformed emerging markets corporate debt (as represented by the J.P. Morgan CEMBI Broad Diversified Index1) and emerging markets currencies (as represented by the Bloomberg Barclays Global Emerging Markets Strategy Index3). Emerging markets local bonds underperformed domestic equity markets (as represented by the S&P 500® Index4) and significantly outperformed U.S. fixed income markets (as represented by the Bloomberg Barclays U.S. Aggregate Bond Index5).

The Fund’s exposure to Asian currencies detracted from absolute performance, as the region’s currencies underperformed during the period. Specifically, exposure to the Philippine peso detracted, as the currency posted negative returns in 2016.

The Fund’s underweight positioning in European bonds contributed to performance relative to the benchmark, as the region underperformed during the period. Specifically, an underweight to Poland helped, as the country’s bonds significantly underperformed in 2016.

Lord Abbett Multi-Asset Global Opportunity Fund

For the fiscal year ended December 31, 2016, the Fund returned 8.86%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, a blend consisting of 40% MSCI EAFE Index with Gross Dividends8/25% Russell 1000® Index9/20% Bloomberg Barclays U.S. Aggregate Bond Index5/15% BofA Merrill Lynch U.S. High Yield Constrained Index10, which returned 6.80% over the same period.

During the 12-month period, domestic equity markets (as represented by the S&P 500® Index4) outperformed fixed-income markets (as represented by the Bloomberg Barclays U.S. Aggregate Index5). Domestic equity markets also outperformed foreign equity markets (as represented by the MSCI EAFE Index with Gross Dividends8). In addition, high yield bonds (as represented by the BofA Merrill Lynch High Yield Constrained Index10) outperformed higher quality fixed income (as represented by the Bloomberg Barclays U.S. Aggregate Index5).

The Fund’s allocation to high yield bonds contributed to performance relative to the benchmark as the asset class outperformed the higher quality segment of the fixed income market. In addition, within equities, the Fund’s allocation to domestic mid-cap value stocks contributed to relative performance as this segment of the market outperformed broader U.S. equities.

Detracting from relative performance was the Fund’s allocation to international equities, as U.S. stocks outpaced international equities during the period. Also detracting from the Fund’s relative performance was exposure to Emerging Markets currencies as this asset class underperformed the blended benchmark.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1  The J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI BD) is a market capitalization weighted index that tracks total returns of U.S. dollar denominated debt instruments issued by corporate entities in emerging markets countries. The index limits the current face amount allocations of the bonds in the CEMBI Broad by constraining the total face amount outstanding for countries with larger debt stocks.

2  The JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index is a comprehensive global emerging markets index that consists of regularly traded, liquid fixed rate and domestic currency government bonds.

3  The Bloomberg Barclays Global Emerging Markets Strategy (GEMS) Index is based on investing in one-month synthetic money market deposits across 15 diversified Emerging Market currencies.

4  The S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

5  The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass through securities, and asset backed securities. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

6  The J.P. Morgan Emerging Local Markets Index Plus (ELMI+) tracks total returns for local currency denominated money market instruments in 23 emerging markets countries.

7  The J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI BD) is a market capitalization weighted index that tracks total returns of U.S. dollar denominated debt instruments issued by corporate entities in emerging markets countries. The index limits the current face amount allocations of the bonds in the CEMBI Broad by constraining the total face amount outstanding for countries with larger debt stocks.

8  The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The MSCI EAFE Index with Gross Dividends approximates the maximum possible dividend reinvestment. The amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits.

9  The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

10  The BofA Merrill Lynch U.S. High Yield Constrained

Index is a capitalization-weighted index of all US dollar denominated below investment grade corporate debt publicly issued in the US domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $100 million. The index caps individual issuer at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. The face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. In the event there are fewer than 50 issuers in the Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro-rata basis.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such waivers and expense reimbursements, the Funds’ returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of December 31, 2016. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolio is actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see each Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Emerging Markets Corporate Debt Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI BD) Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended December 31, 2016

	1 Year	Life of Class
Class A3	6.59%	5.02%
Class C4	7.23%	5.02%
Class F5	9.10%	5.89%
Class I5	9.18%	6.00%
Class R2[5]	9.18%	6.00%
Class R3[5]	9.18%	6.00%
Class R4[6]	8.92%	4.90%
Class R5[6]	9.18%	5.16%
Class R6[6]	9.26%	5.23%

1  Reflects the deduction of the maximum initial sales charge of 2.25%.

2  Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3  Class A shares commenced operations on December 6, 2013 and performance for the Class began on December 31, 2013. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the period shown ended December 31, 2016, is calculated using the SEC-required uniform method to compare such return.

4  Class C shares commenced operations on December 6, 2013 and performance for the Class began on December 31, 2013. The 1% CDSC for Class C normally applies before the first anniversary of the purchase date.

5  Commenced operations on December 6, 2013 and performance for the Class began on December 31, 2013. Performance is at net asset value.

6  Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

Emerging Markets Currency Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the JPMorgan Emerging Local Markets Index Plus (ELMI+) and the Bloomberg Barclays Global Emerging Markets Strategy (GEMS) Index, assuming reinvestment of all dividends and distributions. The Fund has adopted the JPMorgan Emerging Local Markets Index Plus (ELMI+) as its primary benchmark index and therefore will remove the Bloomberg Barclays Global Emerging Markets Strategy (GEMS) Index from its next annual report. The Fund made this substitution because information about the Bloomberg Barclays index became less widely available. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended December 31, 2016

	1 Year	5 Years	10 Years	Life of Class
Class A3	3.25%	-0.97%	0.84%	–
Class B4	-0.17%	-1.68%	0.51%	–
Class C5	4.03%	-1.15%	0.43%	–
Class F6	5.79%	-0.42%	–	0.85%
Class I7	5.90%	-0.33%	1.33%	–
Class R2[6]	5.26%	-0.91%	–	0.41%
Class R3[6]	5.38%	-0.81%	–	0.48%
Class R4[8]	5.67%	–	–	-0.76%
Class R5[8]	5.94%	–	–	-0.52%
Class R6[8]	6.04%	–	–	-0.42%

1  Reflects the deduction of the maximum initial sales charge of 2.25%.

2  Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3  Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending December 31, 2016, is calculated using the SEC-required uniform method to compute such return.

4  Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5  The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6  Commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7  Performance is at net asset value.

8  Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

Emerging Markets Local Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the JP Morgan GBI-EM Global Diversified Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended December 31, 2016

	1 Year	Life of Class
Class A3	5.16%	-6.06%
Class C4	5.90%	-6.13%
Class F5	7.59%	-5.37%
Class I5	7.81%	-5.25%
Class R2[5]	7.81%	-5.33%
Class R3[5]	7.81%	-5.32%
Class R4[6]	7.49%	-3.08%
Class R5[6]	7.87%	-2.77%
Class R6[6]	7.93%	-2.72%

1  Reflects the deduction of the maximum initial sales charge of 2.25%.

2  Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3  Class A shares commenced operations on June 21, 2013 and performance for the Class began on June 28, 2013. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the period shown ended December 31, 2016, is calculated using the SEC-required uniform method to compare such return.

4  Class C shares commenced operations on June 21, 2013 and performance for the Class began on June 28, 2013. The 1% CDSC for Class C normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5  Commenced operations on June 21, 2013 and performance for the Class began on June 28, 2013. Performance is at net asset value.

6  Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

Multi-Asset Global Opportunity Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the 40% MSCI EAFE® Index with Gross Dividends/25% Russell 1000® Index/20% Bloomberg Barclays U.S. Aggregate Bond Index/15% BofA Merrill Lynch U.S. High Yield Constrained Index and Morningstar World Allocation Category Average, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett and reimbursed by the Underlying Funds; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended December 31, 2016

	1 Year	5 Years	10 Years	Life of Class
Class A3	6.38%	5.82%	2.89%	–
Class B4	3.07%	5.21%	2.56%	–
Class C5	7.15%	5.53%	2.41%	–
Class F6	9.01%	6.48%	–	2.15%
Class I7	9.18%	6.59%	3.43%	–
Class R2[8]	8.52%	5.95%	–	3.66%
Class R3[8]	8.65%	6.08%	–	3.63%
Class R4[9]	8.88%	–	–	-0.02%
Class R5[9]	9.28%	–	–	0.28%
Class R6[9]	9.23%	–	–	0.26%

1  Reflects the deduction of the maximum initial sales charge of 2.25%.

2  Performance for each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3  Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all distributions reinvested for the periods shown ending December 31, 2016, is calculated using the SEC-required uniform method to compute such return.

4  Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5  The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6  Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7  Performance is at net asset value.

8  Commenced operations on June 23, 2008 and performance for the Class began on June 30, 2008. Performance is at net asset value.

9  Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 through December 31, 2016).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 7/1/16 – 12/31/16” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Emerging Markets Corporate Debt Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			7/1/16 -
	7/1/16	12/31/16	12/31/16
Class A
Actual	$1,000.00	$1,008.30	$5.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.86	$5.33
Class C
Actual	$1,000.00	$1,003.60	$8.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.59	$8.62
Class F
Actual	$1,000.00	$1,008.10	$4.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.36	$4.82
Class I
Actual	$1,000.00	$1,008.70	$4.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.86	$4.32
Class R2
Actual	$1,000.00	$1,008.70	$4.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.86	$4.32
Class R3
Actual	$1,000.00	$1,008.70	$4.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.86	$4.32
Class R4
Actual	$1,000.00	$1,007.50	$5.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.76	$5.58
Class R5
Actual	$1,000.00	$1,008.70	$4.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.86	$4.32
Class R6
Actual	$1,000.00	$1,009.10	$3.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.91

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.70% for Class C, 0.95% for Class F, 0.85% for Classes I, R2 and R3, 1.10% for Class R4, 0.85% for Class R5 and 0.77% for Class R6) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

December 31, 2016

Sector*	%**
Auto	0.67%
Basic Industry	0.65%
Consumer Cyclical	3.11%
Consumer Discretionary	0.66%
Consumer Services	3.78%
Consumer Staples	3.43%
Energy	18.99%
Financial Services	29.29%
Foreign Government	2.28%
Government	0.53%
Health Care	0.69%
Integrated Oils	0.30%
Materials & Processing	14.84%
Other	1.13%
Technology	2.04%
Telecommunications	8.13%
Transportation	2.01%
Utilities	6.58%
Repurchase Agreement	0.89%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Emerging Markets Currency Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			7/1/16 -
	7/1/16	12/31/16	12/31/16
Class A
Actual	$1,000.00	$997.50	$4.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.21	$4.98
Class B
Actual	$1,000.00	$991.70	$8.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.14	$9.07
Class C
Actual	$1,000.00	$994.60	$7.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.14	$8.06
Class F
Actual	$1,000.00	$998.00	$4.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.71	$4.47
Class I
Actual	$1,000.00	$998.40	$3.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.22	$3.96
Class R2
Actual	$1,000.00	$995.50	$6.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.20	$7.00
Class R3
Actual	$1,000.00	$996.00	$6.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.75	$6.44
Class R4
Actual	$1,000.00	$997.50	$5.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.11	$5.08
Class R5
Actual	$1,000.00	$998.70	$3.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.47	$3.71
Class R6
Actual	$1,000.00	$999.10	$3.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.82	$3.35

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.98% for Class A, 1.79% for Class B, 1.59% for Class C, 0.88% for Class F, 0.78% for Class I, 1.38% for Class R2, 1.27% for Class R3, 1.00% for Class R4, 0.73% for Class R5 and 0.66% for Class R6) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

December 31, 2016

Sector*	%**
Asset Backed	19.90%
Automotive	1.81%
Banking	6.52%
Basic Industry	2.69%
Capital Goods	1.42%
Collateralized Mortgage Obligation	0.86%
Commercial Mortgage Backed	26.39%
Consumer Goods	1.62%
Energy	8.42%
Financial Services	1.92%
Foreign Sovereign	2.44%
GO - State	0.20%
Government Guaranteed	2.37%
Healthcare	2.74%
Insurance	1.01%
Leisure	1.75%
Media	2.81%
Mortgage Backed	1.85%
Real Estate	2.82%
Retail	0.59%
Services	0.86%
Technology & Electronics	3.25%
Telecommunications	1.35%
Transportation	0.70%
Utility	3.73%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Emerging Markets Local Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			7/1/16 -
	7/1/16	12/31/16	12/31/16
Class A
Actual	$1,000.00	$958.10	$5.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.86	$5.33
Class C
Actual	$1,000.00	$955.90	$8.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.64	$8.57
Class F
Actual	$1,000.00	$959.30	$4.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.36	$4.82
Class I
Actual	$1,000.00	$959.90	$4.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.86	$4.32
Class R2
Actual	$1,000.00	$959.90	$4.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.86	$4.32
Class R3
Actual	$1,000.00	$959.90	$4.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.86	$4.32
Class R4
Actual	$1,000.00	$958.10	$5.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.61	$5.58
Class R5
Actual	$1,000.00	$960.20	$4.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.86	$4.32
Class R6
Actual	$1,000.00	$960.50	$3.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.17	$4.01

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.69% for Class C, 0.95% for Class F, 0.85% for Classes I, R2 and R3, 1.10% for Class R4, 0.85% for Class R5 and 0.79% for Class R6) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

December 31, 2016

Sector*	%**
Consumer Services	0.70%
Energy	1.44%
Financial Services	2.14%
Foreign Government	88.89%
Telecommunications	2.56%
Transportation	0.75%
Utilities	3.52%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Multi-Asset Global Opportunity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†#
			7/1/16 -
	7/1/16	12/31/16	12/31/16
Class A*
Actual	$1,000.00	$1,062.90	$2.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.18	$1.98
Class B*
Actual	$1,000.00	$1,060.00	$5.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.41	$5.79
Class C*
Actual	$1,000.00	$1,059.30	$5.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.41	$5.79
Class F*
Actual	$1,000.00	$1,064.70	$1.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.93	$1.22
Class I*
Actual	$1,000.00	$1,064.80	$0.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.43	$0.71
Class R2*
Actual	$1,000.00	$1,061.80	$3.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.42	$3.76
Class R3*
Actual	$1,000.00	$1,062.20	$3.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.92	$3.25
Class R4*
Actual	$1,000.00	$1,063.00	$2.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.18	$1.98
Class R5*
Actual	$1,000.00	$1,065.80	$0.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.43	$0.71
Class R6*
Actual	$1,000.00	$1,065.10	$0.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.43	$0.71

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.39% for Class A, 1.14% for Classes B and C, 0.24% for Class F, 0.14% for Class I, 0.74 for Class R2, 0.64% for Class R3, 0.39% for Class R4, 0.14% for Class R5 and 0.14% for Class R6) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).
#	Does not include expenses of Underlying Funds in which Multi-Asset Global Opportunity Fund invests.
*	The annualized expenses have been updated (0.65% for Class A, 1.41% for Class B, 1.40% for Class C, 0.50% for Class F, 0.40% for Class I, 1.00% for Class R2, 0.90% for Class R3, 0.61% for Class R4, 0.38% for Class R5 and 0.31% for Class R6. Had these updates been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
	Actual	Before Expenses)
Class A	$3.47	$3.34
Class B	$7.51	$7.22
Class C	$7.46	$7.14
Class F	$2.67	$2.57
Class I	$2.14	$2.06
Class R2	$5.33	$5.14
Class R3	$4.81	$4.62
Class R4	$3.26	$3.14
Class R5	$2.04	$1.96
Class R6	$1.66	$1.60

Portfolio Holdings Presented by Portfolio Allocation

December 31, 2016
Underlying Fund Name	%*
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	13.90%
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	14.29%
Lord Abbett Investment Trust-High Yield Fund-Class I	15.05%
Lord Abbett Securities Trust-International Core Equity Fund-Class I	2.30%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	38.44%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	13.88%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	2.09%
Repurchase Agreement	0.05%
Total	100.00%

*	Represents percent of total investments.

Schedule of Investments

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.59%

CORPORATE BONDS 95.52%

Air Transportation 0.55%
Emirates Airline (United Arab Emirates)†(a)	4.50%		2/6/2025	$162	$165,280

Automotive 0.66%
Hyundai Capital America†	2.60%		3/19/2020	200	198,754

Banks: Regional 21.85%
ADCB Finance Cayman Ltd.	2.75%		9/16/2019	200	200,100
Akbank TAS (Turkey)†(a)	4.00%		1/24/2020	200	194,340
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(a)	7.75%		4/28/2021	200	226,678
Axis Bank Ltd. (United Arab Emirates)†(a)	3.25%		5/21/2020	200	201,039
Banco de Bogota SA (Colombia)†(a)	6.25%		5/12/2026	200	204,500
Banco de Credito e Inversiones (Chile)†(a)	4.00%		2/11/2023	200	204,394
Banco Mercantil del Norte SA (Mexico)†(a)	5.75%	#	10/4/2031	200	186,250
Banco Regional SAECA (Paraguay)†(a)	8.125%		1/24/2019	150	159,188
Bancolombia SA (Colombia)(a)	5.95%		6/3/2021	150	163,170
Bangkok Bank PCL (Hong Kong)†(a)	4.80%		10/18/2020	100	106,911
Bangkok Bank PCL (Hong Kong)†(a)	5.00%		10/3/2023	200	217,446
Bank of China Ltd. (China)†(a)	5.00%		11/13/2024	200	207,766
Bank of India (Jersey)(a)	3.125%		5/6/2020	200	197,360
BBVA Banco Continental SA (Peru)†(a)	5.00%		8/26/2022	200	212,000
DBS Bank Ltd. (Singapore)†(a)	3.625%	#	9/21/2022	200	201,819
EXIM Sukuk Malaysia Berhad (Malaysia)(a)	2.874%		2/19/2019	200	201,374
ICICI Bank Ltd. (Hong Kong)†(a)	5.75%		11/16/2020	200	218,234
Industrial & Commercial Bank of China Ltd. (United Arab Emirates)(a)	2.625%		5/26/2020	200	197,458
Industrial Bank of Korea (South Korea)†(a)	2.00%		4/23/2020	200	196,024
Itau Unibanco Holding SA†	5.50%		8/6/2022	200	203,260
KEB Hana Bank (South Korea)(a)	2.50%		6/12/2019	200	202,023
National Bank of Abu Dhabi PJSC (United Arab Emirates)(a)	2.25%		2/11/2020	200	197,824
National Savings Bank (Sri Lanka)†(a)	5.15%		9/10/2019	200	197,444
Oversea-Chinese Banking Corp., Ltd. (Singapore)†(a)	3.15%	#	3/11/2023	200	201,688
Popular, Inc.	7.00%		7/1/2019	30	31,088
QNB Finance Ltd.	2.875%		4/29/2020	200	200,780

See Notes to Financial Statements.	19

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Sberbank of Russia via SB Capital SA (Luxembourg)†(a)	6.125%	2/7/2022	$200	$217,890
Shinhan Bank (South Korea)†(a)	2.25%	4/15/2020	200	197,575
Turkiye Garanti Bankasi AS (Turkey)†(a)	6.25%	4/20/2021	400	407,631
Turkiye Halk Bankasi AS (Turkey)†(a)	4.75%	2/11/2021	200	187,423
Turkiye Is Bankasi (Turkey)†(a)	5.00%	4/30/2020	200	195,255
Vnesheconombank Via VEB Finance plc (Ireland)†(a)	6.902%	7/9/2020	200	216,654
Woori Bank (South Korea)†(a)	4.75%	4/30/2024	200	202,388
Total				6,554,974

Beverages 1.40%
Becle SA de CV (Mexico)†(a)	3.75%	5/13/2025	150	143,206
Central American Bottling Corp. (Guatemala)†(a)	6.75%	2/9/2022	200	205,000
Corporacion Lindley SA (Peru)†(a)	4.625%	4/12/2023	70	71,750
Total				419,956

Building Materials 1.70%
Cementos Pacasmayo SAA (Peru)†(a)	4.50%	2/8/2023	100	100,500
Cemex SAB de CV (Mexico)†(a)	7.75%	4/16/2026	200	222,000
Votorantim Cimentos SA (Brazil)†(a)	7.25%	4/5/2041	200	187,100
Total				509,600

Business Services 1.34%
Cielo SA/Cielo USA, Inc. (Brazil)†(a)	3.75%	11/16/2022	200	187,500
DP World Ltd. (United Arab Emirates)†(a)	6.85%	7/2/2037	200	214,195
Total				401,695

Chemicals 2.68%
Braskem Finance Ltd.	6.45%	2/3/2024	200	211,500
Grupo Idesa SA de CV (Mexico)†(a)	7.875%	12/18/2020	200	182,000
OCP SA (Morocco)†(a)	6.875%	4/25/2044	200	202,126
PTT Global Chemical PCL (Thailand)†(a)	4.25%	9/19/2022	200	207,832
Total				803,458

Diversified 1.11%
Hutchison Whampoa International 03/33 Ltd.	7.45%	11/24/2033	100	135,324
KOC Holding AS (Turkey)†(a)	5.25%	3/15/2023	200	197,902
Total				333,226

Drugs 0.68%
Teva Pharmaceutical Finance Co. BV (Curacao)(a)	3.65%	11/10/2021	200	202,793

20	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 6.48%
Abu Dhabi National Energy Co. PJSC
(United Arab Emirates)†(a)	3.625%	1/12/2023	$200	$199,500
Dubai Electricity & Water Authority (United Arab Emirates)†(a)	7.375%	10/21/2020	100	115,772
Empresa de Energia de Bogota SA ESP (Colombia)†(a)	6.125%	11/10/2021	200	206,500
Engie Energia Chile SA (Chile)†(a)	4.50%	1/29/2025	200	201,482
Israel Electric Corp. Ltd. (Israel)†(a)	5.00%	11/12/2024	200	208,614
Korea Hydro & Nuclear Power Co., Ltd. (South Korea)†(a)	3.25%	6/15/2025	200	198,281
Korea Western Power Co., Ltd. (South Korea)†(a)	2.875%	10/10/2018	200	202,525
Listrindo Capital BV (Netherlands)†(a)	4.95%	9/14/2026	200	195,385
Perusahaan Listrik Negara PT (Indonesia)†(a)	5.50%	11/22/2021	200	215,000
Saudi Electricity Global Sukuk Co. 3†	5.50%	4/8/2044	200	200,535
Total				1,943,594

Engineering & Contracting Services 2.72%
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(a)	9.75%	11/13/2019	200	209,000
China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%	2/5/2023	200	202,580
Delhi International Airport Pvt Ltd. (India)†(a)	6.125%	10/31/2026	200	207,207
Mexico City Airport Trust (Mexico)†(a)	4.25%	10/31/2026	200	196,500
Total				815,287

Financial Services 0.56%
Guanay Finance Ltd.†	6.00%	12/15/2020	165	167,086

Food 1.98%
Arcor SAIC (Argentina)†(a)	6.00%	7/6/2023	185	193,325
BRF SA (Brazil)†(a)	4.75%	5/22/2024	200	195,300
Cencosud SA (Chile)†(a)	4.875%	1/20/2023	200	206,004
Total				594,629

Foreign Government 0.69%
Indian Railway Finance Corp., Ltd. (India)(a)	3.917%	2/26/2019	200	206,374

Household Equipment/Products 0.65%
Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(a)	4.25%	5/9/2020	200	195,775

Insurance 0.67%
AIA Group Ltd. (Hong Kong)†(a)	2.25%	3/11/2019	200	200,846

See Notes to Financial Statements.	21

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investment Management Companies 0.68%
GrupoSura Finance SA†	5.50%	4/29/2026	$200	$205,050

Lodging 1.34%
MCE Finance Ltd. (Hong Kong)†(a)	5.00%	2/15/2021	200	199,726
Wynn Macau Ltd. (Macau)†(a)	5.25%	10/15/2021	200	202,500
Total				402,226

Media 3.72%
Altice Financing SA (Luxembourg)†(a)	6.625%	2/15/2023	200	206,000
Altice Financing SA (Luxembourg)†(a)	7.50%	5/15/2026	200	208,500
Cablevision SA (Argentina)†(a)	6.50%	6/15/2021	150	152,813
Grupo Televisa SAB (Mexico)(a)	6.625%	1/15/2040	132	139,153
Myriad International Holdings BV (Netherlands)†(a)	5.50%	7/21/2025	200	202,116
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	200	207,000
Total				1,115,582

Metal Fabricating 0.14%
Grinding Media, Inc./MC Grinding Media Canada, Inc.†	7.375%	12/15/2023	39	41,071

Metals & Minerals: Miscellaneous 4.36%
ALROSA Finance SA (Luxembourg)†(a)	7.75%	11/3/2020	200	226,342
AngloGold Ashanti Holdings plc (Isle of Man)(a)	5.125%	8/1/2022	200	199,570
Cia Minera Milpo SAA (Peru)†(a)	4.625%	3/28/2023	200	196,500
Fresnillo plc (Mexico)†(a)	5.50%	11/13/2023	200	210,000
HudBay Minerals, Inc. (Canada)†(a)	7.625%	1/15/2025	48	50,010
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(a)	6.625%	10/14/2022	200	223,400
Southern Copper Corp. (Peru)(a)	3.50%	11/8/2022	120	119,679
Southern Copper Corp. (Peru)(a)	5.875%	4/23/2045	85	83,845
Total				1,309,346

Natural Gas 2.66%
China Oil & Gas Group Ltd. (Hong Kong)(a)	5.00%	5/7/2020	200	202,600
Gas Natural de Lima y Callao SA (Peru)†(a)	4.375%	4/1/2023	200	200,500
Nakilat, Inc. (Qatar)†(a)	6.267%	12/31/2033	170	196,017
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	200	198,000
Total				797,117

Oil 15.01%
CNOOC Finance 2015 USA LLC	3.50%	5/5/2025	200	194,739
Continental Resources, Inc.	5.00%	9/15/2022	20	20,263

22	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Cosan Luxembourg SA (Luxembourg)†(a)	7.00%	1/20/2027	$200	$200,500
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.412%	12/30/2025	100	101,250
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.50%	12/15/2021	200	220,543
Ecopetrol SA (Colombia)(a)	4.125%	1/16/2025	305	286,395
Ecopetrol SA (Colombia)(a)	5.875%	5/28/2045	100	86,900
Energen Corp.	4.625%	9/1/2021	40	40,150
Gazprom Neft OAO via GPN Capital SA (Luxembourg)†(a)	4.375%	9/19/2022	200	198,334
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028	200	197,176
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	20	19,950
Kerr-McGee Corp.	7.875%	9/15/2031	20	25,671
Kosmos Energy Ltd.†	7.875%	8/1/2021	200	200,000
Lukoil International Finance BV (Netherlands)†(a)	4.75%	11/2/2026	200	200,798
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	55	49,225
Petrobras Global Finance BV (Netherlands)(a)	3.00%	1/15/2019	182	177,850
Petrobras Global Finance BV (Netherlands)(a)	4.375%	5/20/2023	400	350,480
Petrobras Global Finance BV (Netherlands)(a)	6.25%	3/17/2024	125	120,212
Petrobras Global Finance BV (Netherlands)(a)	7.25%	3/17/2044	145	128,716
Petroleos Mexicanos (Mexico)(a)	4.50%	1/23/2026	39	35,627
Petroleos Mexicanos (Mexico)†(a)	5.375%	3/13/2022	20	20,505
Petronas Capital Ltd. (Malaysia)†(a)	5.25%	8/12/2019	100	107,257
PTT PCL (Thailand)†(a)	3.375%	10/25/2022	200	201,564
Reliance Industries Ltd. (India)†(a)	4.125%	1/28/2025	250	249,845
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(a)	4.199%	3/6/2022	200	197,698
Sinopec Group Overseas Development Ltd.†	4.375%	10/17/2023	200	209,584
SM Energy Co.	6.125%	11/15/2022	40	40,700
Thai Oil PCL (Thailand)†(a)	4.875%	1/23/2043	200	201,097
WPX Energy, Inc.	6.00%	1/15/2022	40	41,200
YPF SA (Argentina)†(a)	8.50%	7/28/2025	373	379,154
Total				4,503,383

Oil: Crude Producers 1.03%
GNL Quintero SA (Chile)†(a)	4.634%	7/31/2029	200	197,500
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(a)	5.298%	9/30/2020	107	112,674
Total				310,174

See Notes to Financial Statements.	23

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic 0.30%
FTS International, Inc.†	8.463%	#	6/15/2020	$50	$50,062
SESI LLC	7.125%		12/15/2021	39	39,878
Total					89,940

Paper & Forest Products 0.64%
Klabin Finance SA (Luxembourg)†(a)	5.25%		7/16/2024	200	190,500

Real Estate Investment Trusts 3.74%
China Overseas Finance Cayman V Ltd.	3.95%		11/15/2022	200	201,931
IRSA Propiedades Comerciales SA (Argentina)†(a)	8.75%		3/23/2023	100	106,125
MAF Sukuk Ltd.	4.50%		11/3/2025	200	203,217
Shimao Property Holdings Ltd. (Hong Kong)(a)	8.375%		2/10/2022	200	223,524
Swire Properties MTN Financing Ltd. (Hong Kong)(a)	2.75%		3/7/2020	200	200,515
Theta Capital Pte Ltd. (Singapore)(a)	6.75%		10/31/2026	200	187,455
Total					1,122,767

Retail 1.72%
InRetail Consumer (Peru)†(a)	5.25%		10/10/2021	100	102,750
Pacific Emerald Pte Ltd. (Singapore)(a)	9.75%		7/25/2018	200	210,600
SACI Falabella (Chile)†(a)	4.375%		1/27/2025	200	201,844
Total					515,194

Steel 3.02%
ABJA Investment Co. Pte Ltd. (Singapore)(a)	5.95%		7/31/2024	200	196,278
Evraz Group SA (Russia)†(a)	6.50%		4/22/2020	200	209,908
GTL Trade Finance, Inc.†	5.893%		4/29/2024	200	200,000
Vale Overseas Ltd. (Brazil)(a)	4.375%		1/11/2022	180	177,300
Vale Overseas Ltd. (Brazil)(a)	6.25%		8/10/2026	50	52,125
Vale Overseas Ltd. (Brazil)(a)	6.875%		11/10/2039	72	70,380
Total					905,991

Technology 2.01%
Alibaba Group Holding Ltd. (China)(a)	3.60%		11/28/2024	200	198,361
Baidu, Inc. (China)(a)	3.50%		11/28/2022	200	200,895
Tencent Holdings Ltd. (China)†(a)	3.375%		5/2/2019	200	204,629
Total					603,885

Telecommunications 8.01%
Bharti Airtel International Netherlands BV (Netherlands)†(a)	5.125%		3/11/2023	200	209,059
Columbus Cable Barbados Ltd. (Barbados)†(a)	7.375%		3/30/2021	200	213,578

24	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)
Digicel Group Ltd. (Jamaica)†(a)	7.125%	4/1/2022	$200	$156,148
Digicel Ltd. (Jamaica)†(a)	6.75%	3/1/2023	200	181,326
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)(a)	3.50%	6/18/2024	200	200,468
GCX Ltd. (India)†(a)	7.00%	8/1/2019	200	199,825
GTH Finance BV (Netherlands)†(a)	7.25%	4/26/2023	200	215,146
HKT Capital No 2 Ltd.	3.625%	4/2/2025	200	195,749
Ihs Netherlands Holdco BV (Netherlands)†(a)	9.50%	10/27/2021	200	205,224
Mobile Telesystems OJSC via MTS International Funding Ltd. (Ireland)†(a)	5.00%	5/30/2023	200	205,638
SingTel Group Treasury Pte Ltd. (Singapore)(a)	4.50%	9/8/2021	200	215,798
Telefonica Celular del Paraguay SA (Paraguay)†(a)	6.75%	12/13/2022	200	204,500
Total				2,402,459

Transportation: Miscellaneous 1.42%
Autoridad del Canal de Panama (Panama)†(a)	4.95%	7/29/2035	200	212,000
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.375%	10/6/2020	200	215,303
Total				427,303
Total Corporate Bonds (cost $27,959,683)				28,655,315

FOREIGN GOVERNMENT OBLIGATIONS(a) 2.07%

Argentina 1.35%
Provincia of Neuquen†	8.625%	5/12/2028	150	155,625
Republic of Argentina(b)	8.28%	12/31/2033	234	251,115
Total				406,740

Qatar 0.72%
State of Qatar†	5.25%	1/20/2020	200	216,088
Total Foreign Government Obligations (cost $625,233)				622,828
Total Long-Term Investments (cost $28,584,916)				29,278,143

SHORT-TERM INVESTMENT 0.88%

Repurchase Agreement
Repurchase Agreement dated 12/30/2016, 0.03% due 1/3/2017 with Fixed Income Clearing Corp. collateralized by $255,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2017; value: $271,952; proceeds: $264,245 (cost $264,244)			264	264,244

See Notes to Financial Statements.	25

Schedule of Investments (concluded)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2016

Investments	Fair Value
Total Investments in Securities 98.47% (cost $28,849,160)	$29,542,387
Cash and Other Assets in Excess of Liabilities(c) 1.53%	457,899
Net Assets 100.00%	$30,000,286

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2016.
(a)	Foreign security traded in U.S. dollars.
(b)	Defaulted (non-income producing security).
(c)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at December 31, 2016:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	March 2017	21	Short	$(2,609,906)	$9,245
U.S. 5-Year Treasury Note	March 2017	16	Long	1,882,625	409
Totals				$(727,281)	$9,654

Type	Expiration	Contracts	Position	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2017	7	Long	$1,516,813	$(340)

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$28,655,315	$–	$28,655,315
Foreign Government Obligations	–	622,828	–	622,828
Repurchase Agreement	–	264,244	–	264,244
Total	$–	$29,542,387	$–	$29,542,387
Other Financial Instruments
Futures Contracts
Assets	$9,654	$–	$–	$9,654
Liabilities	(340)	–	–	(340)
Total	$9,314	$–	$–	$9,314

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended December 31, 2016.

26	See Notes to Financial Statements.

Schedule of Investments

EMERGING MARKETS CURRENCY FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 91.95%

ASSET-BACKED SECURITIES 19.81%

Automobiles 9.47%
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	$21	$21,080
AmeriCredit Automobile Receivables Trust 2015-3 A3	1.54%	3/9/2020	2,500	2,502,765
AmeriCredit Automobile Receivables Trust 2016-2 A2A	1.42%	10/8/2019	259	259,624
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	431	430,867
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	154	154,611
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	407	411,421
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	1,762	1,758,846
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	228	227,239
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	359	354,954
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	75	74,773
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	104	104,174
California Republic Auto Receivables Trust 2014-3 A3	1.09%	11/15/2018	69	69,011
California Republic Auto Receivables Trust 2015-1 A3	1.33%	4/15/2019	924	924,274
California Republic Auto Receivables Trust 2016-1 A2	1.50%	12/17/2018	2,445	2,446,744
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	540	542,711
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	93	93,225
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	739	739,488
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	224	223,689
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	482	481,315
CarMax Auto Owner Trust 2014-4 C	2.44%	11/16/2020	898	901,642
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	42	41,512
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	359	358,361
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	166	164,307

See Notes to Financial Statements.	27

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
CarMax Auto Owner Trust 2016-4 A4	1.60%		6/15/2022	$214	$210,323
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%		5/15/2019	713	713,415
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%		8/16/2021	362	366,725
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%		10/15/2020	874	875,053
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%		2/15/2022	222	224,595
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%		6/15/2022	132	131,717
CPS Auto Receivables Trust 2016-B D†	6.58%		3/15/2022	300	314,057
Drive Auto Receivables Trust 2015-AA B†	2.28%		6/17/2019	63	62,909
Drive Auto Receivables Trust 2015-BA B†	2.12%		6/17/2019	216	216,388
Drive Auto Receivables Trust 2016-CA B†	2.37%		11/16/2020	300	299,397
Drive Auto Receivables Trust 2016-CA C†	3.02%		11/15/2021	800	800,962
Fifth Third Auto Trust 2014-2 A3	0.89%		11/15/2018	384	383,385
Fifth Third Auto Trust 2014-3 A3	0.96%		3/15/2019	208	207,968
First Investors Auto Owner Trust 2016-2A A1†	1.53%		11/16/2020	520	519,133
Ford Credit Auto Owner Trust 2014-C A3	1.06%		5/15/2019	1,436	1,435,597
Ford Credit Auto Owner Trust 2016-C A2A	1.04%		9/15/2019	720	718,568
Ford Credit Auto Owner Trust 2016-C B	1.73%		3/15/2022	341	336,831
Ford Credit Auto Owner Trust 2016-C C	1.93%		4/15/2023	215	211,489
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%		1/22/2018	242	241,970
Honda Auto Receivables Owner Trust 2015-1 A3	1.05%		10/15/2018	1,554	1,553,736
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%		4/18/2019	698	696,454
Huntington Auto Trust 2016-1 A3	1.59%		11/16/2020	917	915,502
Hyundai Auto Receivables Trust 2014-B A3	0.90%		12/17/2018	295	295,247
Hyundai Auto Receivables Trust 2016-B C	2.19%		11/15/2022	912	898,495
Hyundai Floorplan Master Owner Trust 2016-1A A1†	1.604%	#	3/15/2021	197	198,842
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%		3/15/2021	229	228,576
Mercedes-Benz Auto Receivables Trust 2016-1 A2A	1.11%		3/15/2019	1,448	1,447,762
OSCAR US Funding Trust V 2016-2A A2A†	2.31%		11/15/2019	1,050	1,050,001
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%		11/20/2017	49	48,677
Santander Drive Auto Receivables Trust 2014-3 C	2.13%		8/17/2020	1,956	1,963,415
Santander Drive Auto Receivables Trust 2015-3 B	2.07%		4/15/2020	455	456,683

28	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2015-3 C	2.74%		1/15/2021	$537	$542,587
Santander Drive Auto Receivables Trust 2015-5 D	3.65%		12/15/2021	345	353,836
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	213	221,155
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%		11/15/2019	477	477,176
Santander Drive Auto Receivables Trust 2016-3 B	1.89%		6/15/2021	260	258,701
SunTrust Auto Receivables Trust 2015-1A A3†	1.42%		9/16/2019	2,130	2,130,022
TCF Auto Receivables Owner Trust 2016-1A A2†	1.39%		11/15/2019	903	902,627
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%		4/20/2018	364	363,442
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	113	112,557
Total					36,672,608

Credit Cards 2.91%
Capital One Multi-Asset Execution Trust 2014-A2	1.26%		1/15/2020	1,315	1,315,760
Capital One Multi-Asset Execution Trust 2015-A3	1.104%	#	3/15/2023	1,928	1,933,557
Discover Card Execution Note Trust 2016-A2	1.244%	#	9/15/2021	564	567,601
Discover Card Execution Note Trust 2016-A4	1.39%		3/15/2022	1,261	1,247,346
MBNA Credit Card Master Note Trust 2004-A3	0.964%	#	8/16/2021	675	674,797
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%		8/17/2020	4,009	4,011,744
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%		5/15/2024	528	538,065
World Financial Network Credit Card Master Trust 2015-C A	1.26%		3/15/2021	958	958,640
Total					11,247,510

Other 7.43%
Ally Master Owner Trust 2014-5 A2	1.60%		10/15/2019	497	497,853
Ammc CLO 19 Ltd. 2016-19A A†	2.381%	#	10/15/2028	1,750	1,749,296
Apidos CLO X 2012-10A A†	2.307%	#	10/30/2022	1,500	1,502,822
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	264	263,510
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	271	268,667
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	175	172,464
BlueMountain CLO Ltd. 2014-4A A1R†	2.232%	#	11/30/2026	1,000	999,942
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	2.032%	#	4/18/2025	1,000	1,000,399
Cent CLO Ltd. 2013-17A A1†	2.187%	#	1/30/2025	1,800	1,800,300
Cent CLO Ltd. 2013-19A A1A†	2.217%	#	10/29/2025	900	900,544
CIFC Funding Ltd. 2014-5A A1R†	2.258%	#	1/17/2027	2,000	2,004,905
CNH Equipment Trust 2014-C A3	1.05%		11/15/2019	242	242,019

See Notes to Financial Statements.	29

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	$570	$571,226
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	352	352,805
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	187	185,356
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	232	230,720
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	968	963,144
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	482	479,465
Ford Credit Floorplan Master Owner Trust 2014-1 A1	1.20%		2/15/2019	750	750,054
Fortress Credit BSL II Ltd. 2013-2A A1F†	2.378%	#	10/19/2025	525	525,551
Fortress Credit BSL Ltd. 2013-1A A†	2.058%	#	1/19/2025	1,000	1,000,539
H/2 Asset Funding 2014-1 Ltd.	2.348%		3/19/2037	2,000	1,998,298
JFIN CLO Ltd. 2007-1A A2†	1.121%	#	7/20/2021	93	93,364
JFIN Revolver CLO 2013-1A A†	2.131%	#	1/20/2021	169	169,203
JFIN Revolver CLO Ltd. 2015-3A A1†	2.381%	#	4/20/2023	784	784,818
Marathon CLO IV Ltd. 2012-4A A1†	2.301%	#	5/20/2023	478	478,137
Oaktree CLO Ltd. 2014-2A A1A†	2.411%	#	10/20/2026	525	524,765
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	305	308,563
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021	227	225,014
Pinnacle Park CLO Ltd. 2014-1A A†	2.38%	#	4/15/2026	1,500	1,500,019
Shackleton CLO Ltd. 2014-5A A†	2.381%	#	5/7/2026	750	750,719
Sheridan Square CLO Ltd. 2013-1A A1†	1.93%	#	4/15/2025	500	499,161
SLM Private Education Loan Trust 2010-A 2A†	3.954%	#	5/16/2044	930	965,745
SLM Private Education Loan Trust 2012-A A1†	2.104%	#	8/15/2025	120	120,079
SLM Private Education Loan Trust 2012-E A1†	1.454%	#	10/16/2023	84	84,094
SLM Private Education Loan Trust 2013-B A1†	1.354%	#	7/15/2022	166	165,888
SLM Student Loan Trust 2011-1 A1	1.276%	#	3/25/2026	397	396,327
Stone Tower CLO VI Ltd. 2007-6A A2B†	1.20%	#	4/17/2021	10	10,177
Venture XVIII CLO Ltd. 2014-18A A†	2.33%	#	10/15/2026	500	500,603
Wells Fargo Dealer Floorplan Master Note Trust 2014-1 A	1.119%	#	7/20/2019	2,409	2,409,550
Westchester CLO Ltd. 2007-1A A1A†	1.111%	#	8/1/2022	81	80,668
Westgate Resorts LLC 2015-1A A†	2.75%		5/20/2027	123	121,605
Westgate Resorts LLC 2015-1A B†	3.50%		5/20/2027	123	121,886
Total					28,770,264
Total Asset-Backed Securities (cost $76,705,601)					76,690,382

30	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 34.24%

Advertising 0.07%
Interpublic Group of Cos., Inc. (The)	2.25%		11/15/2017	$250	$251,606

Aerospace/Defense 0.13%
Harris Corp.	1.999%		4/27/2018	500	500,466

Auto Loans 1.49%
Ford Motor Credit Co. LLC	1.516%	#	12/6/2017	480	479,546
Ford Motor Credit Co. LLC	1.724%		12/6/2017	1,000	999,470
Ford Motor Credit Co. LLC	6.625%		8/15/2017	250	257,647
General Motors Financial Co., Inc.	4.75%		8/15/2017	1,500	1,528,683
Hyundai Capital America†	2.40%		10/30/2018	500	502,219
Volkswagen International Finance NV (Netherlands)†(a)	1.60%		11/20/2017	2,000	1,995,210
Total					5,762,775

Automakers 0.26%
Volkswagen Group of America Finance LLC†	1.25%		5/23/2017	500	499,237
Volkswagen Group of America Finance LLC†	1.351%	#	11/20/2017	250	249,389
Volkswagen Group of America Finance LLC†	1.60%		11/20/2017	250	249,268
Total					997,894

Banking 5.39%
Associated Banc-Corp.	2.75%		11/15/2019	500	501,617
Astoria Financial Corp.	5.00%		6/19/2017	1,000	1,012,618
Bank of America Corp.	5.70%		5/2/2017	500	506,854
Capital One Financial Corp.	5.25%		2/21/2017	250	251,209
Capital One NA/Mclean VA	1.50%		9/5/2017	250	249,731
Capital One NA/Mclean VA	2.056%	#	8/17/2018	250	252,738
Citigroup, Inc.	2.05%		12/7/2018	500	500,178
Citigroup, Inc.	6.125%		11/21/2017	500	519,416
Comerica Bank	5.20%		8/22/2017	2,000	2,045,244
Compass Bank	2.75%		9/29/2019	90	89,569
Compass Bank	6.40%		10/1/2017	1,152	1,187,332
Credit Suisse AG	1.70%		4/27/2018	500	498,995
Fifth Third Bancorp	4.50%		6/1/2018	250	258,511
Goldman Sachs Group, Inc. (The)	5.95%		1/18/2018	500	521,003
HSBC Bank USA NA	6.00%		8/9/2017	250	256,663
Intesa Sanpaolo SpA (Italy)(a)	3.875%		1/16/2018	250	253,387
JPMorgan Chase & Co.	1.625%		5/15/2018	1,000	998,918

See Notes to Financial Statements.	31

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banking (continued)
JPMorgan Chase & Co.	6.00%		1/15/2018	$500	$521,641
Korea Development Bank (The) (South Korea)(a)	1.507%	#	1/23/2017	1,000	999,951
Macquarie Bank Ltd. (Australia)†(a)	1.516%	#	10/27/2017	500	500,614
Macquarie Bank Ltd. (Australia)†(a)	1.60%		10/27/2017	1,000	1,000,056
Macquarie Bank Ltd. (Australia)†(a)	2.007%	#	7/29/2020	1,000	1,006,708
Macquarie Group Ltd. (Australia)†(a)	4.875%		8/10/2017	250	254,430
Manufacturers & Traders Trust Co.	6.625%		12/4/2017	500	522,049
Morgan Stanley	7.30%		5/13/2019	500	557,444
Regions Bank	2.25%		9/14/2018	655	657,408
Regions Bank	7.50%		5/15/2018	500	535,840
Santander Bank NA	2.00%		1/12/2018	1,000	999,833
Santander Bank NA	8.75%		5/30/2018	250	269,161
Santander UK plc (United Kingdom)(a)	1.407%	#	9/29/2017	1,000	998,354
Santander UK plc (United Kingdom)(a)	1.65%		9/29/2017	250	250,293
Santander UK plc (United Kingdom)(a)	2.00%		8/24/2018	250	249,933
Santander UK plc (United Kingdom)(a)	2.439%	#	3/14/2019	623	631,382
Shinhan Bank (South Korea)†(a)	1.526%	#	4/8/2017	1,000	999,795
Total					20,858,875

Beverages 0.91%
Beam Suntory, Inc.	1.875%		5/15/2017	1,000	1,001,521
Constellation Brands, Inc.	7.25%		5/15/2017	500	510,625
Pernod Ricard SA (France)†(a)	2.95%		1/15/2017	2,000	2,001,092
Total					3,513,238

Brokerage 0.34%
E*TRADE Financial Corp.	5.375%		11/15/2022	1,228	1,299,762

Building Materials 0.79%
Martin Marietta Materials, Inc.	2.098%	#	6/30/2017	2,000	2,003,586
Martin Marietta Materials, Inc.	6.60%		4/15/2018	500	528,110
RPM International, Inc.	6.50%		2/15/2018	500	524,163
Total					3,055,859

Cable & Satellite Television 0.87%
Cox Communications, Inc.†	6.25%		6/1/2018	250	263,870
Cox Communications, Inc.†	9.375%		1/15/2019	1,250	1,412,815
Sky plc (United Kingdom)†(a)	9.50%		11/15/2018	1,000	1,133,432
Time Warner Cable LLC	8.75%		2/14/2019	500	563,748
Total					3,373,865

32	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.46%
Celanese US Holdings LLC	4.625%	11/15/2022	$250	$263,723
Cytec Industries, Inc.	8.95%	7/1/2017	419	431,066
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	3.25%	12/1/2017	500	506,633
Yara International ASA (Norway)†(a)	7.875%	6/11/2019	500	559,352
Total				1,760,774

Consumer/Commercial/Lease Financing 0.46%
Air Lease Corp.	5.625%	4/1/2017	1,000	1,011,250
Discover Bank	2.00%	2/21/2018	250	250,024
Discover Bank	2.60%	11/13/2018	250	252,277
Discover Bank	7.00%	4/15/2020	250	277,799
Total				1,791,350

Department Stores 0.07%
Macy’s Retail Holdings, Inc.	7.45%	7/15/2017	250	257,927

Diversified Capital Goods 0.39%
Crane Co.	2.75%	12/15/2018	250	253,244
Pentair Finance SA (Luxembourg)(a)	1.875%	9/15/2017	500	500,832
Pentair Finance SA (Luxembourg)(a)	2.90%	9/15/2018	500	505,987
Textron, Inc.	5.60%	12/1/2017	250	258,903
Total				1,518,966

Electric: Distribution/Transportation 0.31%
Pennsylvania Electric Co.	6.05%	9/1/2017	500	513,906
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	671	675,966
Total				1,189,872

Electric: Generation 0.13%
TransAlta Corp. (Canada)(a)	1.90%	6/3/2017	500	499,375

Electric: Integrated 2.51%
American Electric Power Co., Inc.	1.65%	12/15/2017	1,000	1,000,546
CenterPoint Energy Resources Corp.	6.00%	5/15/2018	250	262,246
CenterPoint Energy Resources Corp.	6.125%	11/1/2017	500	516,773
CenterPoint Energy, Inc.	5.95%	2/1/2017	1,000	1,003,420
Enel Finance International NV (Netherlands)†(a)	6.25%	9/15/2017	250	257,673
Exelon Generation Co. LLC	5.20%	10/1/2019	500	536,224
Exelon Generation Co. LLC	6.20%	10/1/2017	500	516,885
Jersey Central Power & Light Co.	7.35%	2/1/2019	250	273,961
Kentucky Power Co.†	6.00%	9/15/2017	500	514,069

See Notes to Financial Statements.	33

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated (continued)
Origin Energy Finance Ltd. (Australia)†(a)	3.50%		10/9/2018	$500	$506,100
Pepco Holdings LLC	6.125%		6/1/2017	500	507,109
Public Service Co. of New Mexico	7.95%		5/15/2018	500	539,952
TECO Finance, Inc.	1.476%	#	4/10/2018	1,990	1,988,486
TECO Finance, Inc.	5.15%		3/15/2020	250	265,674
TECO Finance, Inc.	6.572%		11/1/2017	1,000	1,038,290
Total					9,727,408

Electronics 0.50%
Arrow Electronics, Inc.	3.00%		3/1/2018	250	252,920
KLA-Tencor Corp.	2.375%		11/1/2017	1,674	1,684,370
Total					1,937,290

Energy: Exploration & Production 1.38%
Anadarko Petroleum Corp.	8.70%		3/15/2019	500	568,522
Canadian Natural Resources Ltd. (Canada)(a)	1.75%		1/15/2018	500	498,919
Canadian Natural Resources Ltd. (Canada)(a)	5.70%		5/15/2017	2,000	2,029,956
Canadian Natural Resources Ltd. (Canada)(a)	5.90%		2/1/2018	250	260,308
Nexen Energy ULC (Canada)(a)	6.20%		7/30/2019	250	272,252
Noble Energy, Inc.	5.625%		5/1/2021	500	522,138
Pioneer Natural Resources Co.	6.875%		5/1/2018	500	530,986
Pioneer Natural Resources Co.	7.50%		1/15/2020	97	110,343
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	6.75%		9/30/2019	500	555,701
Total					5,349,125

Food & Drug Retailers 0.13%
Koninklijke Ahold Delhaize NV (Netherlands)(a)	6.50%		6/15/2017	500	510,910

Forestry/Paper 0.14%
International Paper Co.	9.375%		5/15/2019	250	290,485
WestRock RKT Co.	4.45%		3/1/2019	250	261,003
Total					551,488

Gas Distribution 3.62%
Buckeye Partners LP	2.65%		11/15/2018	500	503,505
Buckeye Partners LP	6.05%		1/15/2018	500	519,737
Columbia Pipeline Group, Inc.	2.45%		6/1/2018	250	251,308
Enbridge Energy Partners LP	6.50%		4/15/2018	250	263,151
Enterprise Products Operating LLC	6.30%		9/15/2017	1,000	1,031,536
Florida Gas Transmission Co. LLC†	7.90%		5/15/2019	750	839,742

34	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)
Gulf South Pipeline Co. LP†	6.30%		8/15/2017	$250	$256,743
Kinder Morgan Energy Partners LP	6.85%		2/15/2020	500	557,778
MPLX LP	5.50%		2/15/2023	500	520,257
ONEOK Partners LP	2.00%		10/1/2017	1,000	1,002,926
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%		7/15/2021	1,000	1,032,914
Sempra Energy	6.15%		6/15/2018	500	529,902
Sempra Energy	9.80%		2/15/2019	300	347,654
Spectra Energy Capital LLC	6.20%		4/15/2018	255	266,665
Spire, Inc.	1.656%	#	8/15/2017	3,000	3,000,921
Texas Eastern Transmission LP†	6.00%		9/15/2017	500	514,857
TransCanada PipeLines Ltd. (Canada)(a)	1.875%		1/12/2018	1,000	1,001,721
TransCanada PipeLines Ltd. (Canada)(a)	7.125%		1/15/2019	500	548,940
Williams Partners LP/ACMP Finance Corp.	6.125%		7/15/2022	1,000	1,031,449
Total					14,021,706

Health Facilities 0.07%
Laboratory Corp. of America Holdings	2.20%		8/23/2017	250	251,205

Hotels 0.21%
Hyatt Hotels Corp.†	6.875%		8/15/2019	500	557,083
Wyndham Worldwide Corp.	2.50%		3/1/2018	250	252,171
Total					809,254

Insurance Brokerage 0.28%
Willis North America, Inc.	6.20%		3/28/2017	1,000	1,011,188
Willis North America, Inc.	7.00%		9/29/2019	75	83,497
Total					1,094,685

Integrated Energy 1.44%
CNPC General Capital Ltd. (China)†(a)	1.802%	#	5/14/2017	1,000	1,000,575
Eni SpA (Italy)†(a)	4.15%		10/1/2020	250	260,661
Petroleos Mexicanos (Mexico)†(a)	5.50%		2/4/2019	500	519,195
Petroleos Mexicanos (Mexico)(a)	5.75%		3/1/2018	1,000	1,036,750
Sinopec Group Overseas Development 2013 Ltd.†	2.50%		10/17/2018	500	504,082
Sinopec Group Overseas Development 2014 Ltd.†	1.656%		4/10/2017	2,000	2,000,938
Suncor Energy, Inc. (Canada)(a)	6.10%	#	6/1/2018	250	264,773
Total					5,586,974

See Notes to Financial Statements.	35

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investments & Miscellaneous Financial Services 0.53%
Neuberger Berman Group LLC/Neuberger
Berman Finance Corp.†	5.875%	3/15/2022	$42,000	$2,070,000

Life Insurance 0.35%
Lincoln National Corp.	7.00%	3/15/2018	250	264,165
Lincoln National Corp.	8.75%	7/1/2019	77	88,645
TIAA Asset Management Finance Co. LLC†	2.95%	11/1/2019	1,000	1,017,948
Total				1,370,758

Managed Care 0.06%
Anthem, Inc.	2.25%	8/15/2019	250	249,653

Media: Content 0.67%
Activision Blizzard, Inc.†	6.125%	9/15/2023	500	547,277
Discovery Communications LLC	5.625%	8/15/2019	250	270,250
Scripps Networks Interactive, Inc.	2.75%	11/15/2019	250	253,714
Sirius XM Radio, Inc.†	5.25%	8/15/2022	1,000	1,043,750
Viacom, Inc.	2.20%	4/1/2019	500	496,135
Total				2,611,126

Media: Diversified 0.07%
Viacom, Inc.	6.125%	10/5/2017	250	257,200

Medical Products 0.13%
Zimmer Biomet Holdings, Inc.	2.00%	4/1/2018	500	500,763

Metals/Mining (Excluding Steel) 0.73%
Barrick Gold Corp. (Canada)(a)	6.95%	4/1/2019	250	273,607
Corp. Nacional del Cobre de Chile (Chile)†(a)	7.50%	1/15/2019	500	549,433
Glencore Finance Canada Ltd. (Canada)†(a)	3.60%	1/15/2017	1,000	1,000,462
Goldcorp, Inc. (Canada)(a)	2.125%	3/15/2018	1,000	999,827
Total				2,823,329

Multi-Line Insurance 0.07%
Kemper Corp.	6.00%	5/15/2017	250	253,720

Non-Electric Utilities 0.07%
United Utilities plc (United Kingdom)(a)	4.55%	6/19/2018	250	257,114

Oil Field Equipment & Services 0.32%
FMC Technologies, Inc.	2.00%	10/1/2017	250	250,225
National Oilwell Varco, Inc.	1.35%	12/1/2017	1,000	996,325
Total				1,246,550

36	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil Refining & Marketing 0.15%
Valero Energy Corp.	9.375%		3/15/2019	$500	$576,092

Personal & Household Products 0.20%
Mattel, Inc.	1.70%		3/15/2018	250	249,512
Newell Brands, Inc.	6.25%		4/15/2018	500	526,363
Total					775,875

Pharmaceuticals 1.69%
Actavis Funding SCS (Luxembourg)(a)	2.208%	#	3/12/2020	1,000	1,019,617
Actavis Funding SCS (Luxembourg)(a)	2.35%		3/12/2018	500	503,037
Actavis, Inc.	1.875%		10/1/2017	250	250,524
Baxalta, Inc.	1.776%	#	6/22/2018	1,000	1,000,463
Forest Laboratories LLC†	4.375%		2/1/2019	1,000	1,039,653
Mylan, Inc.	2.55%		3/28/2019	250	249,598
Mylan, Inc.	2.60%		6/24/2018	500	503,075
Perrigo Co. plc (Ireland)(a)	2.30%		11/8/2018	500	499,560
Shire Acquisitions Investments Ireland DAC (Ireland)(a)	1.90%		9/23/2019	1,000	987,971
Zoetis, Inc.	1.875%		2/1/2018	500	500,130
Total					6,553,628

Printing & Publishing 0.06%
Thomson Reuters Corp.	1.65%		9/29/2017	250	250,324

Property & Casualty 0.14%
CNA Financial Corp.	5.875%		8/15/2020	250	276,399
CNA Financial Corp.	6.95%		1/15/2018	250	262,693
Total					539,092

Real Estate Investment Trusts 2.40%
Brandywine Operating Partnership LP	4.95%		4/15/2018	500	517,012
Brandywine Operating Partnership LP	5.70%		5/1/2017	500	506,348
DDR Corp.	4.75%		4/15/2018	980	1,008,207
DDR Corp.	7.50%		7/15/2018	500	538,852
DDR Corp.	7.50%		4/1/2017	2,000	2,027,682
First Industrial LP	7.50%		12/1/2017	500	523,954
HCP, Inc.	3.75%		2/1/2019	250	257,138
Hospitality Properties Trust	6.70%		1/15/2018	500	512,709
Kilroy Realty LP	4.80%		7/15/2018	500	517,791
Kilroy Realty LP	6.625%		6/1/2020	500	559,537
Kimco Realty Corp.	6.875%		10/1/2019	250	280,231

See Notes to Financial Statements.	37

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
National Retail Properties, Inc.	6.875%		10/15/2017	$250	$259,792
Select Income REIT	2.85%		2/1/2018	250	251,129
SL Green Realty Corp.	5.00%		8/15/2018	500	520,925
Welltower, Inc.	2.25%		3/15/2018	500	502,285
Welltower, Inc.	4.125%		4/1/2019	500	519,363
Total					9,302,955

Software/Services 1.80%
Alibaba Group Holding Ltd. (China)(a)	1.625%		11/28/2017	250	249,741
Baidu, Inc. (China)(a)	2.25%		11/28/2017	500	501,830
Baidu, Inc. (China)(a)	2.75%		6/9/2019	500	507,598
Dun & Bradstreet Corp. (The)	3.25%		12/1/2017	500	504,968
eBay, Inc.	1.366%	#	8/1/2019	500	497,712
Fidelity National Information Services, Inc.	2.85%		10/15/2018	1,150	1,170,509
Hewlett Packard Enterprise Co.	2.45%		10/5/2017	500	502,873
Hewlett Packard Enterprise Co.	2.738%	#	10/5/2017	1,000	1,009,579
Hewlett Packard Enterprise Co.	2.928%	#	10/5/2018	500	511,043
Symantec Corp.	2.75%		6/15/2017	1,000	1,003,516
Tencent Holdings Ltd. (China)†(a)	3.375%		5/2/2019	500	511,573
Total					6,970,942

Specialty Retail 0.13%
Best Buy Co., Inc.	5.00%		8/1/2018	250	261,785
Marks & Spencer plc (United Kingdom)†(a)	6.25%		12/1/2017	250	259,160
Total					520,945

Steel Producers/Products 0.34%
Nucor Corp.	5.75%		12/1/2017	1,000	1,036,053
Nucor Corp.	5.85%		6/1/2018	250	263,478
Total					1,299,531

Support: Services 0.60%
ERAC USA Finance LLC†	6.375%		10/15/2017	1,000	1,036,344
Expedia, Inc.	7.456%		8/15/2018	250	270,491
Western Union Co. (The)	2.875%		12/10/2017	500	505,214
Western Union Co. (The)	3.35%		5/22/2019	250	255,152
Western Union Co. (The)	3.65%		8/22/2018	250	256,222
Total					2,323,423

38	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Technology Hardware & Equipment 0.20%
Diamond 1 Finance Corp./Diamond 2
Finance Corp.†	3.48%		6/1/2019	$500	$510,697
NetApp, Inc.	2.00%		12/15/2017	250	250,752
Total					761,449

Telecommunications: Wireless 0.07%
American Tower Corp.	7.25%		5/15/2019	250	274,802

Telecommunications: Wireline Integrated & Services 0.66%
BellSouth LLC†	4.40%		4/26/2021	2,000	2,020,774
British Telecommunications plc (United Kingdom)(a)	5.95%		1/15/2018	500	521,232
Total					2,542,006

Tobacco 0.13%
Imperial Brands Finance plc (United Kingdom)†(a)	2.05%		2/11/2018	500	500,600

Transportation: Infrastructure/Services 0.06%
HPHT Finance 15 Ltd.†	2.25%		3/17/2018	250	250,014

Trucking & Delivery 0.26%
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.875%		7/17/2018	500	506,643
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%		5/11/2017	500	503,932
Total					1,010,575
Total Corporate Bonds (cost $132,372,303)					132,565,115

FLOATING RATE LOANS(b) 4.95%

Aerospace/Defense 0.37%
Harris Corp. 3 Year Tranche Term Loan	2.11%		3/16/2018	946	945,833
Harris Corp. 5 Year Tranche Term Loan	2.11%		3/16/2020	474	474,410
Total					1,420,243

Cable & Satellite Television 0.44%
Charter Communications Operating LLC
Term Loan E	3.02%		7/1/2020	1,698	1,708,577

Capital Goods 0.48%
Ball Corp. USD Term Loan A	2.52%		3/18/2021	988	987,194
Owens llinois, Inc. Term Loan A	2.416% - 2.880%		4/22/2020	880	876,277
Total					1,863,471

Chemicals 0.08%
INEOS US Finance LLC Cash Dollar Term Loan	–	(c)	5/4/2018	319	320,587

See Notes to Financial Statements.	39

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Electronics 0.29%
Sensata Technologies B.V. 6th Amendment
Term Loan (Netherlands)(a)	3.021%	10/14/2021		$1,134	$1,142,905

Gaming 1.00%
Las Vegas Sands LLC Refinancing Term Loan	3.02%	12/19/2020		1,688	1,699,420
Seminole Tribe of Florida Initial Term Loan	3.248%	4/29/2020		2,152	2,163,789
Total					3,863,209

Health Facilities 0.05%
Laboratory Corp. of America Holdings Term Loan	2.02%	12/19/2019		198	197,799

Media: Content 0.53%
AMC Networks, Inc. Term Loan A	2.149%	12/31/2019		2,048	2,043,203

Medical Products 0.45%
Boston Scientific Corp. Term Loan	2.125%	8/6/2018		500	498,437
Medtronic, Inc. Term Loan	1.636%	1/26/2018		1,000	995,625
Thermo Fisher Scientific Inc. Term Loan A	1.961% - 4.50%	7/1/2019		250	250,313
Total					1,744,375

Specialty Retail 0.23%
PVH Corp. Tranche A Term Loan	2.035%	5/19/2021		903	903,061

Support: Services 0.23%
Activision Blizzard, Inc. Term Loan	2.02%	8/23/2021		883	882,603

Telecommunications: Wireline Integrated & Services 0.57%
American Tower Corp. Term Loan	2.02%	1/29/2021		500	497,187
AT&T, Inc. Tranche A Advance Term Loan	1.934%	1/16/2018		727	727,331
Verizon Communications Inc. 5 YEAR Term Loan	2.005%	7/31/2019		1,000	1,000,210
Total					2,224,728

Theaters & Entertainment 0.23%
Kasima LLC Term Loan	3.316% - 3.50%	5/17/2021		866	875,624
Total Floating Rate Loans (cost $19,120,518)					19,190,385

FOREIGN GOVERNMENT OBLIGATION(d) 2.10%

Brazil
Brazil Letras do Tesouro Nacional (cost $6,588,040)	Zero Coupon	7/1/2017	BRL	28,000	8,116,688

40	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.56%
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.69%	#	10/25/2030	$376	$389,446
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.16%	#	9/25/2044	500	508,197
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.169%	#	11/25/2044	100	103,020
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.751%	#	2/25/2045	100	102,205
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.872%	#	4/25/2045	261	266,292
Federal Home Loan Mortgage Corp. 2012-K709 C†	3.872%	#	4/25/2045	1,007	1,019,142
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.821%	#	6/25/2047	200	205,267
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.562%	#	8/25/2045	303	308,660
Federal Home Loan Mortgage Corp. 2012-K711 C†	3.562%	#	8/25/2045	200	199,409
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.365%	#	5/25/2045	100	101,620
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.165%	#	4/25/2046	400	403,499
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.002%	#	10/25/2047	415	415,485
Government National Mortgage Assoc. 2013-171 IO	0.94%	#	6/16/2054	14,756	1,047,726
Government National Mortgage Assoc. 2013-193 IO	0.961%	#	1/16/2055	1,489	107,438
Government National Mortgage Assoc. 2014-112 A	3.00%	#	1/16/2048	1,420	1,433,015
Government National Mortgage Assoc. 2014-15 IO	0.94%	#	8/16/2054	16,130	1,004,583
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	82	81,126
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	100	99,524
Government National Mortgage Assoc. 2014-78 IO	0.704%	#	3/16/2056	812	44,581
Government National Mortgage Assoc. 2015-33 AS	2.90%	#	5/16/2054	379	382,594
Government National Mortgage Assoc. 2015-41 AD	2.90%	#	8/16/2055	258	261,121
Government National Mortgage Assoc. 2015-73 AC	2.90%	#	2/16/2053	1,444	1,452,161
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $10,539,092)					9,936,111

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.08%
Federal Home Loan Mortgage Corp.	2.669%	#	2/1/2038	491	522,256
Federal Home Loan Mortgage Corp.	2.985%	#	5/1/2036	291	308,684
Federal Home Loan Mortgage Corp.	3.001%	#	12/1/2036	491	520,858
Federal Home Loan Mortgage Corp.	3.021%	#	4/1/2037	362	381,175

See Notes to Financial Statements.	41

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	3.05%	#	12/1/2035	$475	$506,183
Federal Home Loan Mortgage Corp.	5.00%		5/1/2021	46	48,630
Federal National Mortgage Assoc.	2.617%	#	2/1/2036	269	282,001
Federal National Mortgage Assoc.	2.715%	#	1/1/2038	213	225,040
Federal National Mortgage Assoc.	2.735%	#	3/1/2038	161	170,394
Federal National Mortgage Assoc.	2.783%	#	1/1/2038	300	316,610
Federal National Mortgage Assoc.	2.851%	#	11/1/2038	408	431,513
Federal National Mortgage Assoc.	2.852%	#	11/1/2036	1,001	1,062,859
Federal National Mortgage Assoc.	2.871%	#	9/1/2038	210	222,279
Federal National Mortgage Assoc.	2.913%	#	8/1/2038	179	189,217
Federal National Mortgage Assoc.	2.917%	#	12/1/2035	436	461,711
Federal National Mortgage Assoc.	3.023%	#	12/1/2038	130	138,090
Federal National Mortgage Assoc.	3.348%	#	12/1/2040	747	783,814
Federal National Mortgage Assoc.	3.41%	#	12/1/2040	709	747,697
Federal National Mortgage Assoc.	3.459%	#	11/1/2040	2,465	2,606,286
Federal National Mortgage Assoc.	3.492%	#	10/1/2040	793	836,904
Federal National Mortgage Assoc.	5.50%		11/1/2034	527	591,753
Federal National Mortgage Assoc.	5.50%		2/1/2034	498	558,440
Total Government Sponsored Enterprises Pass-Throughs (cost $11,864,628)					11,912,394

MUNICIPAL BONDS 0.55%

Nursing Home 0.19%
New Jersey Econ Dev Auth	2.421%		6/15/2018	750	750,548

Transportation Infrastructure 0.36%
New Jersey Transp Tr Fnd Auth	3.60%		12/15/2017	300	303,204
New Jersey Transp Tr Fnd Auth	4.00%		12/15/2017	650	662,038
New Jersey Transp Tr Fnd Auth	5.00%		6/15/2017	400	405,600
Total					1,370,842
Total Municipal Bonds (cost $2,122,371)					2,121,390

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 23.66%
A10 Bridge Asset Financing LLC 2015-AA A†	3.504%	#	5/15/2030	1,418	1,418,000
Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	673	698,025
BAMLL Commercial Mortgage Securities Trust 2014-IP A†	2.717%	#	6/15/2028	100	100,700
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.717%	#	6/15/2028	200	199,998
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.717%	#	6/15/2028	340	341,809

42	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BAMLL-DB Trust 2012-OSI A2FX†	3.352%		4/13/2029	$449	$450,530
Banc of America Commercial Mortgage Trust 2007-2 AM	5.648%	#	4/10/2049	500	501,526
Banc of America Commercial Mortgage Trust 2007-3 AMF	5.317%		6/10/2049	700	706,037
Banc of America Re-REMIC Trust 2009-UB2 A4B2†	5.543%	#	6/24/2049	1,759	1,763,721
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	115	114,609
Bancorp Commercial Mortgage Trust 2016-CRE1 A†	2.134%	#	11/15/2033	100	100,089
BB-UBS Trust 2012-TFT B†	3.468%	#	6/5/2030	1,086	1,070,666
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	277	267,106
BBCMS Trust 2015-VFM X IO†	0.484%		3/12/2036	53,831	1,414,956
Bear Stearns Commercial Mortgage Securities Trust 2007-PW16 AM	5.711%	#	6/11/2040	1,230	1,246,211
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17 AM	5.887%	#	6/11/2050	1,150	1,174,997
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	77	82,210
CCRESG Commercial Mortgage Trust 2016-HEAT B†	4.114%		4/10/2029	619	621,950
CCRESG Commercial Mortgage Trust 2016-HEAT C†	4.919%		4/10/2029	619	623,969
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.754%	#	12/15/2047	133	149,017
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.223%	#	11/10/2049	2,079	181,741
CG-CCRE Commercial Mortgage Trust 2014-FL1 A†	1.654%	#	6/15/2031	268	268,018
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	324	324,909
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	243	243,797
CGBAM Commercial Mortgage Trust 2015-SMRT F†	3.786%	#	4/10/2028	111	104,833
Citigroup Commercial Mortgage Trust 2013-SMP C†	2.738%		1/12/2030	250	249,566
Citigroup Commercial Mortgage Trust 2013-SMP D†	2.911%	#	1/12/2030	750	746,418
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.276%	#	5/10/2047	4,357	294,886
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.226%	#	7/10/2047	3,784	64,497
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.465%	#	6/10/2048	4,027	115,159
Citigroup Commercial Mortgage Trust 2016-SMPL A†	2.228%		9/10/2031	507	494,828
Citigroup Commercial Mortgage Trust 2016-SMPL B†	2.576%		9/10/2031	283	276,645

See Notes to Financial Statements.	43

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust 2016-SMPL C†	2.825%		9/10/2031	$100	$97,397
Citigroup Commercial Mortgage Trust 2016-SMPL D†	3.52%		9/10/2031	189	183,032
Citigroup Commercial Mortgage Trust 2016-SMPL E†	4.509%		9/10/2031	342	333,246
Citigroup Commercial Mortgage Trust 2016-SMPL XCP IO†	1.977%	#	9/10/2031	47,247	1,519,090
COBALT CMBS Commercial Mortgage Trust 2007-C2 AMFX	5.526%	#	4/15/2047	925	942,344
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	6.004%	#	7/10/2046	100	109,024
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	383	397,161
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	319	313,339
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	458	449,847
Commercial Mortgage Pass-Through Certificates 2013-THL B†	2.249%	#	6/8/2030	225	224,077
Commercial Mortgage Pass-Through Certificates 2013-THL E†	4.399%	#	6/8/2030	600	600,391
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.265%	#	8/10/2047	1,690	100,631
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.63%	#	7/13/2031	468	469,059
Commercial Mortgage Pass-Through Certificates 2014-LC17 XB IO†	0.04%	#	10/10/2047	58,568	304,278
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.059%	#	9/10/2047	3,676	182,068
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.685%	#	5/10/2048	1,000	942,885
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	2.424%	#	10/15/2034	1,139	1,145,857
Commercial Mortgage Pass-Through Certificates 2016-SAVA B†	3.004%	#	10/15/2034	734	738,659
Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO†	2.867%	#	10/15/2034	6,243	240,229
Commercial Mortgage Trust 2006-GG7 AM	5.758%	#	7/10/2038	420	419,785
Core Industrial Trust 2015-CALW C†	3.555%		2/10/2034	111	113,153
Core Industrial Trust 2015-WEST XA IO†	0.935%	#	2/10/2037	2,882	182,492
Cosmopolitan Hotel Trust 2016-CSMO B†	2.804%	#	11/15/2033	250	251,611

44	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Cosmopolitan Hotel Trust 2016-CSMO E†	5.354%	#	11/15/2033	$341	$344,841
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	35	35,592
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	333	353,738
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	895	961,267
Credit Suisse Mortgage Capital Certificates 2014-RS1 MRA†	0.887%	#	11/22/2046	3	2,714
Credit Suisse Mortgage Capital Certificates 2014-TIKI B†	2.054%	#	9/15/2038	152	149,318
Credit Suisse Mortgage Capital Certificates 2014-TIKI C†	2.504%	#	9/15/2038	465	455,945
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.552%	#	9/15/2037	20,000	795,700
Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	2.024%	#	4/15/2029	507	508,195
Credit Suisse Mortgage Capital Certificates 2015-DEAL B†	2.554%	#	4/15/2029	478	479,016
Credit Suisse Mortgage Capital Certificates 2015-GLPB A†	3.639%		11/15/2034	2,100	2,191,937
Credit Suisse Mortgage Capital Certificates 2016-MFF B†	3.204%	#	11/15/2033	419	419,933
Credit Suisse Mortgage Capital Certificates 2016-MFF C†	4.204%	#	11/15/2033	476	477,393
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	621	640,099
DBUBS Mortgage Trust 2011-LC2A B†	4.998%	#	7/10/2044	100	107,086
DBUBS Mortgage Trust 2011-LC2A D†	5.543%	#	7/10/2044	300	307,252
DBUBS Mortgage Trust 2011-LC3A A3	4.638%		8/10/2044	297	300,802
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	339	341,335
DBWF Mortgage Trust 2015-LCM XA IO†	0.423%	#	6/10/2034	885	18,873
EQTY Mortgage Trust 2014-INNS D†	2.999%	#	5/8/2031	1,006	996,275
Federal Home Loan Mortgage Corp. 2011-KAIV B†	4.944%		6/25/2046	1,500	1,595,721
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.382%	#	12/15/2034	320	321,856
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	300	311,545
Great Wolf Trust 2015-WOLF A†	1.985%	#	5/15/2034	450	453,779
Great Wolf Trust 2015-WOLF C†	3.035%	#	5/15/2034	151	151,758
Great Wolf Trust 2015-WOLF E†	4.985%	#	5/15/2034	170	170,290
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	245	248,146
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	1,069	1,118,694

See Notes to Financial Statements.	45

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	$408	$409,758
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	761	768,046
GS Mortgage Securities Corp. Trust 2013-NYC5 D†	3.479%		1/10/2030	200	202,922
GS Mortgage Securities Corp. Trust 2013-NYC5 F†	3.649%	#	1/10/2030	1,492	1,514,478
GS Mortgage Securities Corp. Trust 2014-NEW B†	3.79%		1/10/2031	130	130,989
GS Mortgage Securities Trust 2006-GG8 AM	5.591%		11/10/2039	97	97,455
GS Mortgage Securities Trust 2010-C1 D†	6.064%	#	8/10/2043	100	101,415
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	95	101,435
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	802	778,966
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	155	152,913
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	270	265,478
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	367	359,880
H/2 Asset Funding 2015-1A-AFL	2.174%		6/24/2049	726	723,609
H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	363	358,668
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	369	354,041
HILT Mortgage Trust 2014-ORL B†	1.739%	#	7/15/2029	200	197,402
HILT Mortgage Trust 2014-ORL C†	2.304%	#	7/15/2029	750	737,930
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	1,253	1,256,041
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#	8/5/2034	837	787,422
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	135	133,856
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%		6/15/2043	371	386,766
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075%	#	11/15/2043	250	268,908
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	727	756,260
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH A†	1.604%	#	4/15/2027	368	363,826
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH B†	1.954%	#	4/15/2027	250	247,649
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	199	203,832
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.194%	#	4/15/2047	1,909	70,220
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.273%	#	4/15/2047	1,000	20,786
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	1,359	1,375,428
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.805%	#	6/10/2027	866	862,551

46	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376%	#	6/10/2027	$1,487	$14,788
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034%	#	6/10/2027	661	1,229
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	2.904%	#	12/15/2030	250	247,760
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.804%	#	12/15/2030	500	494,150
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL5 C†	2.639%	#	7/15/2031	250	246,934
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN A†	1.624%	#	6/15/2029	1,021	1,020,161
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN C†	2.404%	#	6/15/2029	150	149,359
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2	2.773%		10/15/2048	34	34,655
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.946%	#	5/15/2048	2,962	120,252
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES XB IO†	0.136%	#	9/5/2032	46,250	234,025
JPMorgan Chase Commercial Mortgage Securities Trust 2016-ATRM A†	2.962%		10/5/2028	157	158,042
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	309	310,614
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	141	142,086
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	178	179,651
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.009%	#	10/5/2031	349	347,858
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.009%	#	10/5/2031	255	246,968
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.211%	#	10/5/2031	1,543	77,711
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.657%	#	10/5/2031	1,000	28,333
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT A†	2.154%	#	10/15/2033	734	737,096
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT C†	3.554%	#	10/15/2033	111	111,855
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT D†	4.454%	#	10/15/2033	292	294,664

See Notes to Financial Statements.	47

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT XCP IO†	1.198%	#	10/15/2018	$53,571	$1,155,259
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A†	2.857%	#	11/14/2027	1,816	1,833,943
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.857%	#	11/14/2027	156	154,523
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD MRC†	2.857%	#	11/14/2027	126	125,348
LMREC, Inc. 2015-CRE1 A†	2.274%	#	2/22/2032	755	748,429
LMREC, Inc. 2015-CRE1 B†	4.024%	#	2/22/2032	100	97,647
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.00%	#	1/20/2041	1,431	24,387
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%	#	4/20/2048	289	288,757
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	40	40,813
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.751%	#	7/15/2050	9,872	383,293
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.472%	#	11/15/2049	3,647	354,841
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	250	242,772
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	500	488,393
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	0.316%	#	9/13/2031	124,205	705,149
Morgan Stanley Capital I Trust 2005-IQ9 B	4.86%		7/15/2056	450	446,101
Morgan Stanley Capital I Trust 2007-HQ12 AM	5.775%	#	4/12/2049	162	161,905
Morgan Stanley Capital I Trust 2007-IQ15 AM	5.902%	#	6/11/2049	813	824,350
Morgan Stanley Capital I Trust 2011-C3 A4	4.118%		7/15/2049	789	848,299
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.207%	#	3/15/2045	18,776	1,506,059
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	615	606,081
Morgan Stanley Capital I Trust 2012-STAR B†	3.451%		8/5/2034	100	99,933
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089%	#	7/13/2029	100,000	519,000
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2029	100	103,759
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.683%	#	8/15/2049	1,118	118,111
Morgan Stanley Capital I Trust 2016-UB11 XB IO	0.997%	#	8/15/2049	1,538	120,857
Motel 6 Trust 2015-MTL6 A2†	2.605%		2/5/2030	911	914,856
Motel 6 Trust 2015-MTL6 B†	3.298%		2/5/2030	422	423,781
Motel 6 Trust 2015-MTL6 C†	3.644%		2/5/2030	322	323,195
Motel 6 Trust 2015-MTL6 D†	4.532%		2/5/2030	550	553,108
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	185	182,917

48	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
MSCG Trust 2016-SNR A†	3.348%	#	11/15/2034	$687	$685,312
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	332	331,555
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	213	213,536
NorthStar Real Estate CDO Ltd. 2013 -1B†	5.534%	#	8/25/2029	197	198,832
Prima Capital CRE Securization 2006-1	2.55%		8/26/2049	1,913	1,898,442
Prima Capital Ltd.	3.90%		8/23/2037	1,500	1,390,845
Prima Capital Ltd.	4.10%		8/23/2037	1,500	1,494,513
RBSCF Trust 2010-RR3 WBTB†	5.969%	#	2/16/2051	1,500	1,499,818
Readycap Mortgage Trust 2016-3 A†	2.94%		11/20/2038	250	248,685
Resource Capital Corp. Ltd. 2014-CRE2 A†	1.754%	#	4/15/2032	283	281,642
VNDO Mortgage Trust 2012-6AVE C†	3.337%	#	11/15/2030	229	231,001
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	422	431,029
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	#	7/15/2045	103	103,014
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%		12/15/2043	166	165,547
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.599%	#	11/15/2043	250	267,567
Wells Fargo Commercial Mortgage Trust 2015-C27 XB IO	0.357%	#	2/15/2048	68,008	1,816,347
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.759%	#	6/15/2048	2,469	109,455
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.018%	#	6/15/2048	40,645	146,241
Wells Fargo Commercial Mortgage Trust 2015-LC20 XB IO	0.476%	#	4/15/2050	24,333	810,364
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.811%	#	12/15/2047	2,592	126,597
Wells Fargo Commercial Mortgage Trust 2016-LC24 XB IO	1.012%	#	10/15/2049	4,661	375,621
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	18	18,561
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%		11/15/2044	973	1,007,016
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	504	508,576
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	468	469,176
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.174%	#	5/15/2047	3,824	211,288
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.572%	#	5/15/2047	765	29,984
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.607%	#	8/15/2047	15,000	634,528

See Notes to Financial Statements.	49

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	0.934%	#	9/15/2057	$12,763	$621,311
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.452%	#	9/15/2057	14,000	398,367
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.691%	#	10/15/2057	7,847	276,619
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%	#	10/15/2057	5,000	93,734
Total Non-Agency Commercial Mortgage-Backed Securities (cost $93,881,455)					91,608,288

U.S. TREASURY OBLIGATIONS 1.00%
U.S. Treasury Note	0.875%		10/15/2017	3,529	3,529,963
U.S. Treasury Note	1.375%		5/31/2021	362	354,852
Total U.S. Treasury Obligations (cost $3,895,842)					3,884,815
Total Long-Term Investments (cost $357,089,850)					356,025,568

SHORT-TERM INVESTMENTS 4.67%

Corporate Bonds

Banking 1.17%
American Express Credit Corp.	1.55%		9/22/2017	250	250,305
Banco de Bogota SA (Colombia)†(a)	5.00%		1/15/2017	250	250,185
Bank of America Corp.	5.42%		3/15/2017	1,000	1,007,295
Bank of America NA	5.30%		3/15/2017	1,000	1,007,795
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)†(a)	1.261%	#	9/8/2017	200	199,824
Compass Bank	1.85%		9/29/2017	500	498,955
Emirates NBD PJSC (United Arab Emirates)(a)	4.625%		3/28/2017	500	503,529
Intesa Sanpaolo SpA (Italy)(a)	2.375%		1/13/2017	500	500,072
Macquarie Bank Ltd. (Australia)†(a)	1.787%	#	3/24/2017	300	300,339
Total					4,518,299

Chemicals 0.07%
Valspar Corp. (The)	6.05%		5/1/2017	250	253,443

Consumer/Commercial/Lease Financing 0.20%
Discover Financial Services	6.45%		6/12/2017	250	255,180
Synchrony Financial	2.287%	#	11/9/2017	500	503,337
Total					758,517

50	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Electric: Integrated 0.59%
Appalachian Power Co.	5.00%		6/1/2017	$250	$253,385
Israel Electric Corp. Ltd. (Israel)†(a)	6.70%		2/10/2017	1,000	1,004,804
Jersey Central Power & Light Co.	5.65%		6/1/2017	1,000	1,015,766
Total					2,273,955

Electronics 0.13%
Tech Data Corp.	3.75%		9/21/2017	500	506,243

Energy: Exploration & Production 0.06%
Pioneer Natural Resources Co.	6.65%		3/15/2017	250	252,563

Food: Wholesale 0.13%
Bunge Ltd. Finance Corp.	3.20%		6/15/2017	250	251,910
Bunge NA Finance LP	5.90%		4/1/2017	250	252,166
Total					504,076

Gas Distribution 0.89%
Enbridge, Inc. (Canada)(a)	1.384%	#	6/2/2017	500	500,076
Energy Transfer Partners LP	6.125%		2/15/2017	1,700	1,708,859
Sempra Energy	2.30%		4/1/2017	1,000	1,002,020
Tennessee Gas Pipeline Co. LLC	7.50%		4/1/2017	250	253,234
Total					3,464,189

Hotels 0.19%
Marriott International, Inc.	6.375%		6/15/2017	250	255,458
Wyndham Worldwide Corp.	2.95%		3/1/2017	500	500,512
Total					755,970

Integrated Energy 0.26%
CNOOC Nexen Finance 2014 ULC (Canada)(a)	1.625%		4/30/2017	1,000	999,410

Managed Care 0.07%
Anthem, Inc.	5.875%		6/15/2017	250	255,087

Medical Products 0.13%
Zimmer Biomet Holdings, Inc.	1.45%		4/1/2017	500	500,151

Monoline Insurance 0.13%
Fidelity National Financial, Inc.	6.60%		5/15/2017	500	508,595

Personal & Household Products 0.07%
Hasbro, Inc.	6.30%		9/15/2017	250	258,329

See Notes to Financial Statements.	51

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Real Estate Investment Trusts 0.33%
HCP, Inc.	5.625%	5/1/2017	$250	$253,343
Highwoods Realty LP	5.85%	3/15/2017	1,000	1,008,505
Total				1,261,848

Software/Services 0.06%
Fidelity National Information Services, Inc.	1.45%	6/5/2017	250	250,125

Technology Hardware & Equipment 0.06%
Ingram Micro, Inc.	5.25%	9/1/2017	250	253,717

Tobacco 0.13%
Reynolds American, Inc.	2.30%	8/21/2017	500	502,540
Total Short-Term Investments (cost $18,081,201)				18,077,057
Total Investments in Securities 96.62% (cost $375,171,051)				374,102,625
Cash, Foreign Cash, and Other Assets in Excess of Liabilities(e) 3.38%				13,089,863
Net Assets 100.00%				$387,192,488

BRL	Brazilian real.
IO	Interest Only.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2016.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at December 31, 2016.
(c)	Interest rate to be determined.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Cash, Foreign Cash, and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Forward Foreign Currency Exchange Contracts at December 31, 2016:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Argentine peso	Buy	Bank of America	2/22/2017	17,500,000	$1,046,025	$1,061,930	$15,905
Argentine peso	Buy	Bank of America	3/23/2017	164,000,000	9,669,811	9,764,470	94,659
Brazilian real	Buy	Goldman Sachs	2/14/2017	1,330,000	382,228	403,963	21,735
Brazilian real	Buy	Goldman Sachs	2/14/2017	1,150,000	332,380	349,291	16,911
Brazilian real	Buy	State Street Bank and Trust	1/13/2017	22,700,000	6,835,291	6,956,099	120,808
Brazilian real	Buy	State Street Bank and Trust	3/9/2017	38,900,000	10,959,290	11,741,593	782,303

52	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

Open Forward Foreign Currency Exchange Contracts at December 31, 2016: (continued)

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Canadian dollar	Buy	State Street Bank and Trust	2/14/2017	250,000	$185,206	$186,294	$1,088
Chilean peso	Buy	Bank of America	2/14/2017	290,000,000	427,886	431,728	3,842
Chilean peso	Buy	Citibank	3/9/2017	6,700,000,000	9,893,680	9,958,130	64,450
Chilean peso	Buy	UBS AG	2/14/2017	6,334,000,000	9,404,603	9,429,534	24,931
Chinese yuan renminbi	Buy	UBS AG	3/9/2017	29,160,000	4,111,095	4,112,395	1,300
Colombian peso	Buy	Goldman Sachs	2/14/2017	2,260,000,000	710,225	747,090	36,865
Colombian peso	Buy	J.P. Morgan	2/14/2017	25,840,000,000	8,512,601	8,541,947	29,346
Colombian peso	Buy	Standard Chartered Bank	3/9/2017	50,700,000,000	16,327,188	16,697,187	369,999
Hungarian forint	Buy	Morgan Stanley	3/9/2017	1,714,000,000	5,804,815	5,843,779	38,964
Hungarian forint	Buy	Morgan Stanley	3/9/2017	84,000,000	285,481	286,393	912
Indian rupee	Buy	J.P. Morgan	2/14/2017	19,600,000	286,081	287,306	1,225
Indian rupee	Buy	J.P. Morgan	3/9/2017	970,000,000	14,102,732	14,181,287	78,555
Indian rupee	Buy	Standard Chartered Bank	2/14/2017	26,300,000	380,611	385,517	4,906
Indonesian rupiah	Buy	J.P. Morgan	2/14/2017	6,570,000,000	475,846	484,054	8,208
Indonesian rupiah	Buy	UBS AG	1/13/2017	13,300,000,000	954,774	984,081	29,307
Indonesian rupiah	Buy	UBS AG	3/9/2017	398,500,000,000	29,198,417	29,239,418	41,001
Mexican peso	Buy	UBS AG	1/13/2017	4,940,000	236,345	237,989	1,644
Peruvian Nuevo sol	Buy	Goldman Sachs	2/14/2017	1,640,000	476,632	486,121	9,489
Peruvian Nuevo sol	Buy	J.P. Morgan	2/14/2017	25,700,000	7,546,616	7,617,878	71,262
Peruvian Nuevo sol	Buy	Standard Chartered Bank	1/13/2017	32,500,000	9,533,588	9,673,704	140,116
Peruvian Nuevo sol	Buy	State Street Bank and Trust	1/13/2017	9,800,000	2,890,003	2,916,994	26,991
Peruvian Nuevo sol	Buy	UBS AG	3/9/2017	54,200,000	15,667,004	16,011,507	344,503
Philippine peso	Buy	J.P. Morgan	2/14/2017	7,200,000	143,096	144,258	1,162
Polish zloty	Buy	UBS AG	2/14/2017	1,400,000	332,867	334,310	1,443
Russian ruble	Buy	Barclays Bank plc	3/9/2017	1,454,000,000	22,310,023	23,354,891	1,044,868
Russian ruble	Buy	Goldman Sachs	2/14/2017	307,000,000	4,753,980	4,954,495	200,515
Russian ruble	Buy	Standard Chartered Bank	1/13/2017	226,400,000	3,576,083	3,687,298	111,215
Russian ruble	Buy	Standard Chartered Bank	2/14/2017	480,000,000	7,345,378	7,746,442	401,064
Russian ruble	Buy	State Street Bank and Trust	2/14/2017	18,600,000	285,276	300,175	14,899
South African rand	Buy	Bank of America	1/13/2017	33,000,000	2,359,803	2,399,040	39,237
South African rand	Buy	Bank of America	2/14/2017	2,760,000	190,163	199,427	9,264

See Notes to Financial Statements.	53

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

Open Forward Foreign Currency Exchange Contracts at December 31, 2016: (continued)

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
South African rand	Buy	J.P. Morgan	2/14/2017	4,100,000	$287,203	$296,250	$9,047
South African rand	Buy	Morgan Stanley	2/14/2017	40,800,000	2,940,276	2,948,045	7,769
Thai baht	Buy	UBS AG	4/12/2017	139,000,000	3,879,431	3,879,836	405
Brazilian real	Sell	Morgan Stanley	2/14/2017	2,940,000	894,950	892,969	1,981
Chilean peso	Sell	J.P. Morgan	1/13/2017	1,600,000,000	2,456,399	2,387,250	69,149
Chilean peso	Sell	State Street Bank and Trust	2/14/2017	1,753,000,000	2,689,063	2,609,721	79,342
Chinese yuan renminbi	Sell	Bank of America	1/13/2017	28,720,000	4,130,045	4,113,163	16,882
Chinese yuan renminbi	Sell	Bank of America	1/11/2017	29,900,000	4,421,265	4,284,895	136,370
Chinese yuan renminbi	Sell	Standard Chartered Bank	1/11/2017	2,960,000	434,493	424,190	10,303
Chinese yuan renminbi	Sell	State Street Bank and Trust	1/11/2017	990,000	142,775	141,874	901
Chinese yuan renminbi	Sell	UBS AG	1/11/2017	33,520,000	4,899,868	4,803,669	96,199
Colombian peso	Sell	UBS AG	2/14/2017	1,824,000,000	603,246	602,961	285
Czech koruna	Sell	Citibank	1/13/2017	49,350,000	1,948,712	1,923,378	25,334
euro	Sell	J.P. Morgan	1/13/2017	3,330,000	3,570,590	3,507,462	63,128
euro	Sell	State Street Bank and Trust	1/13/2017	4,920,000	5,467,655	5,182,196	285,459
euro	Sell	State Street Bank and Trust	1/13/2017	620,000	678,157	653,041	25,116
Hungarian forint	Sell	Citibank	3/9/2017	27,000,000	92,971	92,055	916
Indian rupee	Sell	Barclays Bank plc	2/14/2017	148,130,000	2,184,389	2,171,357	13,032
Indian rupee	Sell	Morgan Stanley	2/14/2017	13,180,000	193,298	193,198	100
Indian rupee	Sell	Standard Chartered Bank	1/13/2017	6,460,000	95,426	95,009	417
Indian rupee	Sell	State Street Bank and Trust	2/14/2017	310,000,000	4,546,788	4,544,122	2,666
Indian rupee	Sell	UBS AG	1/13/2017	314,340,000	4,650,000	4,623,065	26,935
Indonesian rupiah	Sell	Barclays Bank plc	1/13/2017	1,910,000,000	143,002	141,323	1,679
Indonesian rupiah	Sell	J.P. Morgan	1/13/2017	49,565,000,000	3,710,788	3,667,365	43,423
Indonesian rupiah	Sell	J.P. Morgan	3/9/2017	18,000,000,000	1,323,335	1,320,727	2,608
Indonesian rupiah	Sell	J.P. Morgan	2/14/2017	16,220,000,000	1,197,755	1,195,032	2,723
Indonesian rupiah	Sell	J.P. Morgan	2/14/2017	2,620,000,000	195,625	193,032	2,593
Indonesian rupiah	Sell	Morgan Stanley	1/13/2017	32,625,000,000	2,443,656	2,413,957	29,699
Indonesian rupiah	Sell	UBS AG	2/14/2017	39,730,000,000	2,956,101	2,927,166	28,935
Israeli new shekel	Sell	Barclays Bank plc	1/13/2017	770,000	200,243	199,931	312
Israeli new shekel	Sell	Goldman Sachs	1/13/2017	12,550,000	3,308,267	3,258,608	49,659
Israeli new shekel	Sell	Morgan Stanley	1/13/2017	4,450,000	1,168,127	1,155,443	12,684

54	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

Open Forward Foreign Currency Exchange Contracts at December 31, 2016: (continued)

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Malaysian ringgit	Sell	Standard Chartered Bank	1/13/2017	5,600,000	$1,316,150	$1,248,392	$67,758
Malaysian ringgit	Sell	State Street Bank and Trust	1/13/2017	11,800,000	2,664,258	2,630,541	33,717
Malaysian ringgit	Sell	State Street Bank and Trust	1/13/2017	5,830,000	1,324,097	1,299,666	24,431
Mexican peso	Sell	Goldman Sachs	1/13/2017	61,780,000	3,046,769	2,976,308	70,461
Mexican peso	Sell	J.P. Morgan	2/14/2017	34,130,000	1,676,737	1,637,202	39,535
Mexican peso	Sell	J.P. Morgan	2/14/2017	3,000,000	145,737	143,909	1,828
Mexican peso	Sell	J.P. Morgan	2/14/2017	6,375,000	312,239	305,806	6,433
Peruvian Nuevo sol	Sell	State Street Bank and Trust	1/13/2017	1,460,000	434,783	434,573	210
Polish zloty	Sell	Citibank	1/13/2017	400,000	97,097	95,570	1,527
Romanian new leu	Sell	Goldman Sachs	1/13/2017	13,670,000	3,234,722	3,171,812	62,910
Russian ruble	Sell	J.P. Morgan	2/14/2017	24,000,000	391,705	387,322	4,383
Russian ruble	Sell	Standard Chartered Bank	2/14/2017	14,355,000	231,758	231,667	91
Russian ruble	Sell	Standard Chartered Bank	2/14/2017	234,000,000	3,785,795	3,776,391	9,404
Russian ruble	Sell	State Street Bank and Trust	2/14/2017	285,000,000	4,656,102	4,599,450	56,652
Singapore dollar	Sell	Goldman Sachs	2/14/2017	5,400,000	3,788,344	3,727,881	60,463
Singapore dollar	Sell	State Street Bank and Trust	2/14/2017	135,000	95,131	93,197	1,934
South African rand	Sell	Barclays Bank plc	2/14/2017	3,235,000	234,995	233,748	1,247
South African rand	Sell	Citibank	1/13/2017	1,950,000	143,125	141,761	1,364
South African rand	Sell	Citibank	2/14/2017	18,075,000	1,309,439	1,306,027	3,412
South African rand	Sell	Goldman Sachs	3/9/2017	11,500,000	828,678	827,349	1,329
South African rand	Sell	J.P. Morgan	1/13/2017	31,050,000	2,266,146	2,257,279	8,867
South African rand	Sell	Morgan Stanley	2/14/2017	24,700,000	1,791,876	1,784,724	7,152
South Korean won	Sell	Standard Chartered Bank	1/13/2017	1,428,000,000	1,227,215	1,182,869	44,346
South Korean won	Sell	Standard Chartered Bank	3/9/2017	1,395,000,000	1,198,330	1,155,272	43,058
South Korean won	Sell	Standard Chartered Bank	3/9/2017	1,180,000,000	1,010,984	977,220	33,764
South Korean won	Sell	Standard Chartered Bank	3/9/2017	280,000,000	234,412	231,883	2,529
South Korean won	Sell	State Street Bank and Trust	3/9/2017	4,400,000,000	3,654,485	3,643,870	10,615

See Notes to Financial Statements.	55

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

Open Forward Foreign Currency Exchange Contracts at December 31, 2016: (continued)

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Thai baht	Sell	Standard Chartered Bank	2/14/2017	72,000,000	$2,021,904	$2,010,082	$11,822
Turkish lira	Sell	Citibank	2/14/2017	400,000	112,609	112,408	201
Turkish lira	Sell	J.P. Morgan	1/13/2017	15,700,000	4,489,335	4,442,497	46,838
Turkish lira	Sell	J.P. Morgan	2/14/2017	820,000	232,659	230,437	2,222
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$5,911,446

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Argentine peso	Buy	Bank of America	2/22/2017	139,500,000	$8,480,243	$8,465,099	$(15,144)
Argentine peso	Buy	UBS AG	1/27/2017	301,000,000	18,800,749	18,609,348	(191,401)
Brazilian real	Buy	Morgan Stanley	2/14/2017	1,580,000	481,663	479,895	(1,768)
Brazilian real	Buy	Morgan Stanley	2/14/2017	11,160,000	3,479,345	3,389,639	(89,706)
Brazilian real	Buy	State Street Bank and Trust	2/14/2017	14,800,000	4,497,933	4,495,221	(2,712)
Canadian dollar	Buy	J.P. Morgan	2/14/2017	2,500,000	1,905,014	1,862,940	(42,074)
Chilean peso	Buy	Bank of America	1/13/2017	1,600,000,000	2,431,759	2,387,250	(44,509)
Chilean peso	Buy	Standard Chartered Bank	3/9/2017	3,175,000,000	4,806,964	4,718,965	(87,999)
Chinese yuan renminbi	Buy	Goldman Sachs	1/13/2017	99,200,000	14,675,522	14,207,024	(468,498)
Chinese yuan renminbi	Buy	J.P. Morgan	1/11/2017	1,300,000	189,429	186,300	(3,129)
Chinese yuan renminbi	Buy	J.P. Morgan	2/14/2017	1,300,000	188,997	184,378	(4,619)
Chinese yuan renminbi	Buy	Morgan Stanley	2/14/2017	2,320,000	333,761	329,045	(4,716)
Chinese yuan renminbi	Buy	State Street Bank and Trust	3/9/2017	36,500,000	5,244,328	5,147,545	(96,783)
Chinese yuan renminbi	Buy	UBS AG	2/14/2017	15,850,000	2,319,116	2,247,999	(71,117)
Chinese yuan renminbi	Buy	UBS AG	1/11/2017	11,660,000	1,676,371	1,670,966	(5,405)
Colombian peso	Buy	J.P. Morgan	1/13/2017	4,500,000,000	1,504,327	1,496,466	(7,861)
Colombian peso	Buy	Standard Chartered Bank	1/13/2017	10,760,000,000	3,616,807	3,578,217	(38,590)
Czech koruna	Buy	Citibank	1/13/2017	181,550,000	7,491,117	7,075,771	(415,346)
Czech koruna	Buy	Morgan Stanley	3/9/2017	68,000,000	2,723,768	2,657,085	(66,683)
Czech koruna	Buy	State Street Bank and Trust	1/13/2017	4,830,000	190,127	188,246	(1,881)
Czech koruna	Buy	State Street Bank and Trust	4/13/2017	11,000,000	432,746	430,996	(1,750)
euro	Buy	J.P. Morgan	1/13/2017	8,870,000	9,752,498	9,342,699	(409,799)
Hungarian forint	Buy	Citibank	2/14/2017	3,520,000,000	12,825,188	11,995,433	(829,755)

56	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

Open Forward Foreign Currency Exchange Contracts at December 31, 2016: (continued)

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Hungarian forint	Buy	Morgan Stanley	2/14/2017	40,400,000	$142,117	$137,675	$(4,442)
Hungarian forint	Buy	Morgan Stanley	3/9/2017	395,000,000	1,356,406	1,346,729	(9,677)
Hungarian forint	Buy	Standard Chartered Bank	3/9/2017	83,000,000	284,229	282,983	(1,246)
Indian rupee	Buy	J.P. Morgan	2/14/2017	1,232,000,000	18,226,200	18,059,220	(166,980)
Indian rupee	Buy	State Street Bank and Trust	1/13/2017	43,600,000	647,076	641,235	(5,841)
Indian rupee	Buy	UBS AG	1/13/2017	277,200,000	4,107,275	4,076,840	(30,435)
Indonesian rupiah	Buy	J.P. Morgan	1/13/2017	55,800,000,000	4,254,022	4,128,699	(125,323)
Indonesian rupiah	Buy	UBS AG	1/13/2017	15,000,000,000	1,136,794	1,109,865	(26,929)
Indonesian rupiah	Buy	UBS AG	2/14/2017	52,000,000,000	3,904,783	3,831,176	(73,607)
Israeli new shekel	Buy	Bank of America	1/13/2017	730,000	190,511	189,545	(966)
Israeli new shekel	Buy	Bank of America	1/13/2017	900,000	234,903	233,685	(1,218)
Israeli new shekel	Buy	Morgan Stanley	1/13/2017	33,600,000	8,838,196	8,724,241	(113,955)
Malaysian ringgit	Buy	Goldman Sachs	4/13/2017	5,300,000	1,175,696	1,175,219	(477)
Malaysian ringgit	Buy	J.P. Morgan	1/13/2017	8,900,000	2,112,659	1,984,052	(128,607)
Malaysian ringgit	Buy	Standard Chartered Bank	2/14/2017	9,660,000	2,320,910	2,148,440	(172,470)
Malaysian ringgit	Buy	Standard Chartered Bank	2/14/2017	2,140,000	476,572	475,948	(624)
Malaysian ringgit	Buy	UBS AG	1/13/2017	27,800,000	6,658,683	6,197,376	(461,307)
Mexican peso	Buy	Citibank	2/14/2017	73,400,000	3,579,635	3,520,968	(58,667)
Mexican peso	Buy	Goldman Sachs	1/13/2017	49,000,000	2,626,460	2,360,620	(265,840)
Mexican peso	Buy	J.P. Morgan	2/14/2017	324,000,000	16,764,730	15,542,149	(1,222,581)
Mexican peso	Buy	J.P. Morgan	3/9/2017	79,000,000	3,857,319	3,778,767	(78,552)
Mexican peso	Buy	J.P. Morgan	4/12/2017	36,500,000	1,744,309	1,737,510	(6,799)
Mexican peso	Buy	State Street Bank and Trust	1/13/2017	7,840,000	380,664	377,699	(2,965)
Philippine peso	Buy	Standard Chartered Bank	2/14/2017	14,200,000	285,135	284,509	(626)
Philippine peso	Buy	State Street Bank and Trust	2/14/2017	258,000,000	5,255,653	5,169,249	(86,404)
Philippine peso	Buy	State Street Bank and Trust	3/9/2017	374,000,000	7,471,333	7,468,845	(2,488)
Philippine peso	Buy	UBS AG	2/14/2017	127,000,000	2,619,637	2,544,553	(75,084)
Philippine peso	Buy	UBS AG	1/13/2017	425,600,000	8,715,953	8,565,104	(150,849)
Philippine peso	Buy	UBS AG	4/12/2017	133,300,000	2,655,378	2,651,072	(4,306)
Polish zloty	Buy	Morgan Stanley	2/14/2017	800,000	196,254	191,035	(5,219)
Polish zloty	Buy	Standard Chartered Bank	1/13/2017	30,700,000	7,916,754	7,334,977	(581,777)

See Notes to Financial Statements.	57

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

Open Forward Foreign Currency Exchange Contracts at December 31, 2016: (continued)

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Polish zloty	Buy	Standard Chartered Bank	2/14/2017	38,100,000	$9,774,135	$9,098,020	$(676,115)
Polish zloty	Buy	Standard Chartered Bank	3/9/2017	9,840,000	2,378,262	2,348,825	(29,437)
Polish zloty	Buy	Standard Chartered Bank	4/13/2017	2,200,000	526,487	524,853	(1,634)
Romanian new leu	Buy	Barclays Bank plc	4/13/2017	2,330,000	544,351	541,735	(2,616)
Romanian new leu	Buy	Citibank	1/13/2017	26,050,000	6,384,334	6,044,309	(340,025)
Romanian new leu	Buy	Goldman Sachs	2/14/2017	9,350,000	2,273,925	2,170,901	(103,024)
Romanian new leu	Buy	J.P. Morgan	2/14/2017	9,800,000	2,426,643	2,275,383	(151,260)
Romanian new leu	Buy	J.P. Morgan	2/14/2017	600,000	144,487	139,309	(5,178)
Romanian new leu	Buy	J.P. Morgan	3/9/2017	25,700,000	6,161,884	5,969,649	(192,235)
Romanian new leu	Buy	Standard Chartered Bank	2/14/2017	1,000,000	235,973	232,182	(3,791)
Singapore dollar	Buy	Goldman Sachs	2/14/2017	23,670,000	16,986,311	16,340,543	(645,768)
Singapore dollar	Buy	Morgan Stanley	3/9/2017	3,550,000	2,503,122	2,450,565	(52,557)
Singapore dollar	Buy	Standard Chartered Bank	2/14/2017	2,300,000	1,663,564	1,587,801	(75,763)
Singapore dollar	Buy	Standard Chartered Bank	3/9/2017	800,000	553,672	552,240	(1,432)
Singapore dollar	Buy	State Street Bank and Trust	2/14/2017	200,000	139,676	138,070	(1,606)
South African rand	Buy	State Street Bank and Trust	3/9/2017	236,500,000	17,167,329	17,014,606	(152,723)
South Korean won	Buy	Standard Chartered Bank	1/13/2017	280,000,000	237,763	231,935	(5,828)
South Korean won	Buy	UBS AG	1/13/2017	1,148,000,000	1,015,480	950,934	(64,546)
South Korean won	Buy	UBS AG	3/9/2017	8,200,000,000	6,999,095	6,790,850	(208,245)
Thai baht	Buy	Morgan Stanley	1/13/2017	29,000,000	816,154	809,741	(6,413)
Thai baht	Buy	Morgan Stanley	2/14/2017	84,800,000	2,421,902	2,367,430	(54,472)
Thai baht	Buy	Morgan Stanley	2/14/2017	10,200,000	285,498	284,762	(736)
Thai baht	Buy	State Street Bank and Trust	3/9/2017	240,000,000	6,732,590	6,699,977	(32,613)
Thai baht	Buy	UBS AG	1/13/2017	15,000,000	429,429	418,832	(10,597)
Turkish lira	Buy	Bank of America	2/14/2017	1,000,000	286,290	281,020	(5,270)
Turkish lira	Buy	Barclays Bank plc	1/13/2017	6,300,000	2,001,319	1,782,658	(218,661)
Turkish lira	Buy	Citibank	2/14/2017	940,000	283,843	264,159	(19,684)
Turkish lira	Buy	Citibank	2/14/2017	27,800,000	8,589,473	7,812,367	(777,106)
Turkish lira	Buy	Citibank	4/13/2017	16,920,000	4,693,427	4,692,461	(966)
Turkish lira	Buy	Citibank	2/14/2017	1,130,000	328,907	317,553	(11,354)
Turkish lira	Buy	J.P. Morgan	1/13/2017	9,400,000	3,011,385	2,659,839	(351,546)

58	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

Open Forward Foreign Currency Exchange Contracts at December 31, 2016: (continued)

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Turkish lira	Buy	J.P. Morgan	3/9/2017	46,000,000	$13,202,120	$12,860,973	$(341,147)
Argentine peso	Sell	Bank of America	1/27/2017	113,000,000	6,799,037	6,986,234	(187,197)
Argentine peso	Sell	UBS AG	1/27/2017	22,000,000	1,358,025	1,360,152	(2,127)
Brazilian real	Sell	Goldman Sachs	2/14/2017	500,000	144,693	151,866	(7,173)
Brazilian real	Sell	Goldman Sachs	1/13/2017	740,000	220,022	226,763	(6,741)
Brazilian real	Sell	Morgan Stanley	2/14/2017	1,285,000	387,772	390,294	(2,522)
Brazilian real	Sell	State Street Bank and Trust	1/13/2017	1,960,000	571,762	600,615	(28,853)
Brazilian real	Sell	UBS AG	1/13/2017	20,000,000	5,937,361	6,128,722	(191,361)
Canadian dollar	Sell	J.P. Morgan	2/14/2017	13,030,000	9,693,398	9,709,642	(16,244)
Canadian dollar	Sell	State Street Bank and Trust	2/14/2017	157,000	116,038	116,993	(955)
Chilean peso	Sell	Barclays Bank plc	2/14/2017	248,000,000	368,658	369,202	(544)
Colombian peso	Sell	Goldman Sachs	3/9/2017	7,230,000,000	2,379,910	2,381,078	(1,168)
Colombian peso	Sell	State Street Bank and Trust	2/14/2017	25,840,000,000	7,885,261	8,541,947	(656,686)
Colombian peso	Sell	UBS AG	1/13/2017	15,260,000,000	4,660,965	5,074,683	(413,718)
Colombian peso	Sell	UBS AG	2/14/2017	436,000,000	143,377	144,129	(752)
Hungarian forint	Sell	Citibank	2/14/2017	1,060,000,000	3,589,684	3,612,261	(22,577)
Malaysian ringgit	Sell	Bank of America	1/13/2017	865,000	192,027	192,832	(805)
Peruvian Nuevo sol	Sell	Goldman Sachs	1/13/2017	490,000	143,136	145,850	(2,714)
Peruvian Nuevo sol	Sell	Standard Chartered Bank	1/13/2017	19,300,000	5,644,925	5,744,692	(99,767)
Peruvian Nuevo sol	Sell	State Street Bank and Trust	1/13/2017	500,000	146,671	148,826	(2,155)
Peruvian Nuevo sol	Sell	UBS AG	1/13/2017	16,050,000	4,694,355	4,777,322	(82,967)
Philippine peso	Sell	Standard Chartered Bank	1/13/2017	214,200,000	4,287,687	4,310,727	(23,040)
Philippine peso	Sell	Standard Chartered Bank	1/13/2017	5,800,000	115,354	116,724	(1,370)
Philippine peso	Sell	State Street Bank and Trust	1/13/2017	4,750,000	95,436	95,593	(157)
Philippine peso	Sell	State Street Bank and Trust	1/13/2017	9,640,000	193,331	194,003	(672)
Polish zloty	Sell	Standard Chartered Bank	1/13/2017	14,840,000	3,542,987	3,545,637	(2,650)
Russian ruble	Sell	Barclays Bank plc	1/13/2017	214,140,000	3,486,220	3,487,624	(1,404)
Russian ruble	Sell	State Street Bank and Trust	1/13/2017	12,260,000	191,025	199,674	(8,649)
South African rand	Sell	Bank of America	2/14/2017	1,650,000	116,740	119,222	(2,482)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(13,079,304)

See Notes to Financial Statements.	59

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

Open Futures Contracts at December 31, 2016:

				Notional	Unrealized
Type	Expiration	Contracts	Position	Value	Appreciation
U.S. 2-Year Treasury Note	March 2017	449	Short	$(97,292,688)	$90,402
U.S. 5-Year Treasury Note	March 2017	129	Short	(15,178,664)	22,451
U.S. 10-Year Treasury Note	March 2017	8	Long	994,250	1,986
Totals				$(111,477,102)	$114,839

Credit Default Swaps on Indexes — Sell Protection at December 31, 2016(1):

								Credit
								Default
								Swap
			Original	Current				Agreements
Referenced	Fund	Termination	Notional	Notional	Fair	Payments	Unrealized	Payable at
Index*	Receives	Date	Amount	Amount	Value(2)	Upfront(3)	Appreciation(4)	Fair Value(5)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	$500,000	$262	$261	$(7)	$6	$(1)
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	1,000,000	42,529	42,440	(1,376)	1,287	(89)
Markit CMBX. NA.AAA.2(8)	.07%	3/15/2049	500,000	680	679	(34)	33	(1)
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	1,300,000	262	262	(6)	6	—
						$(1,423)	$1,332	$(91)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of mortgage-backed securities. (See Note 2(n)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(n)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $1,332. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse.
(7)	Swap Counterparty: Morgan Stanley.
(8)	Swap Counterparty: UBS AG.

Centrally Cleared Interest Rate Swap Contracts at December 31, 2016:

Periodic	Periodic
Payments	Payments
to be Made	to be Received	Central	Termination	Notional	Fair	Unrealized
By The Fund	By The Fund	Clearinghouse	Date	Amount	Value	Appreciation
1.524%	3-Month LIBOR Index	Credit Suisse	1/13/2021	$38,000,000	$38,479,581	$479,581

60	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2016

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Other	$–	$24,287,596	$4,482,668	(4)	$28,770,264
Remaining Industries	–	47,920,118	–		47,920,118
Corporate Bonds	–	150,642,172	–		150,642,172
Floating Rate Loans(5)
Aerospace/Defense	–	–	1,420,243		1,420,243
Cable & Satellite Television	–	1,708,577	–		1,708,577
Capital Goods	–	876,277	987,194		1,863,471
Chemicals	–	320,587	–		320,587
Electronics	–	1,142,905	–		1,142,905
Gaming	–	3,863,209	–		3,863,209
Health Facilities	–	–	197,799		197,799
Media: Content	–	2,043,203	–		2,043,203
Medical Products	–	995,625	748,750		1,744,375
Specialty Retail	–	903,061	–		903,061
Support: Services	–	882,603	–		882,603
Telecommunications: Wireline Integrated & Services	–	1,000,210	1,224,518		2,224,728
Theaters & Entertainment	–	875,624	–		875,624
Foreign Government Obligation	–	8,116,688	–		8,116,688
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	9,936,111	–		9,936,111
Government Sponsored Enterprises Pass-Throughs	–	11,912,394	–		11,912,394
Municipal Bonds	–	2,121,390	–		2,121,390
Non-Agency Commercial Mortgage-Backed Securities	–	84,340,139	7,268,149	(4)(6)	91,608,288
U.S. Treasury Obligations	–	3,884,815	–		3,884,815
Total	$–	$357,773,304	$16,329,321		$374,102,625

See Notes to Financial Statements.	61

Schedule of Investments (concluded)

EMERGING MARKETS CURRENCY FUND December 31, 2016

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps
Assets	$–	$–	$–	$–
Liabilities	–	(91)	–	(91)
Forward Foreign Currency Exchange Contracts
Assets	–	5,911,446	–	5,911,446
Liabilities	–	(13,079,304)	–	(13,079,304)
Futures Contracts
Assets	114,839	–	–	114,839
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swaps
Assets	–	479,581	–	479,581
Liabilities	–	–	–	–
Total	$114,839	$(6,688,368)	$–	$(6,573,529)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended December 31, 2016.
(4)	Includes securities valued using third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(6)	Non-Agency Commercial Mortgage-Backed Securities categorized as Level 3 investment includes A10 Bridge Asset Financing LLC 2015-AA A, Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO, GS Mortgage Securities Trust 2016-GS4 225A, GS Mortgage Securities Trust 2016-GS4 225C, GS Mortgage Securities Trust 2016-GS4 225D, H/2 Asset Funding 2015-1A-AFL, H/2 Asset Funding 2015-1A-AFX, H/2 Asset Funding 2015-1A-BFX, JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO, JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO, Prima Capital Ltd 2015-4A MR-A+ and Prima Capital Ltd..

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

			Government
			Sponsored	Non-Agency
			Enterprises	Commercial
			Collateralized	Mortgage-
	Asset-Backed	Floating	Mortgage	Backed
Investment Type	Securities	Rate Loans	Obligations	Securities
Balance as of January 1, 2016	$2,478,084	$2,100,819	$202,753	$5,621,235
Accrued discounts/premiums	–	1,436	–	(24,799)
Realized gain (loss)	–	12,607	–	–
Change in unrealized appreciation/depreciation	(12,467)	9,267	–	(54,427)
Purchases	2,481,933	4,551,020	–	2,610,446
Sales	–	(2,096,645)	–	(30,808)
Net transfers in or out of Level 3	(464,882)	–	(202,753)	(853,498)
Balance as of December 31, 2016	$4,482,668	$4,578,504	$–	$7,268,149

62	See Notes to Financial Statements.

Schedule of Investments

EMERGING MARKETS LOCAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN CORPORATE BONDS(a) 10.34%

Brazil 0.51%

Banks: Regional
Banco do Brasil SA	9.75%	7/18/2017	BRL	155	$46,909

Colombia 0.97%

Electric: Power
Empresas Publicas de Medellin ESP†	7.625%	9/10/2024	COP	290,000	89,626

Luxembourg 0.59%

Banks: Regional
Russian Agricultural Bank OJSC Via RSHB Capital SA†	8.625%	2/17/2017	RUB	3,300	53,817

Mexico 4.38%

Electric: Power 1.00%
Comision Federal de Electricidad	7.96%	11/20/2020	MXN	1,900	91,693

Media 0.65%
Grupo Televisa SAB	8.49%	5/11/2037	MXN	1,400	60,098

Oil 1.34%
Petroleos Mexicanos†	7.65%	11/24/2021	MXN	2,750	122,784

Telecommunications 1.39%
America Movil SAB de CV	6.00%	6/9/2019	MXN	2,780	128,040
Total					402,615

Niger 0.99%
VimpelCom Holdings BV†	9.00%	2/13/2018	RUB	5,600	90,847

South Africa 2.00%

Electric: Power 1.31%
Eskom Holdings SOC Ltd.	Zero Coupon	12/31/2018	ZAR	800	46,659
Eskom Holdings SOC Ltd.	9.25%	4/20/2018	ZAR	1,000	73,565
Total					120,224

Transportation: Miscellaneous 0.69%
Transnet SOC Ltd.	8.90%	11/14/2027	ZAR	1,000	63,767
Total					183,991

See Notes to Financial Statements.	63

Schedule of Investments (continued)

EMERGING MARKETS LOCAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Turkey 0.90%

Banks: Regional
Akbank TAS†	7.50%	2/5/2018	TRY	305	$82,717
Total Foreign Corporate Bonds (cost $1,375,073)					950,522

FOREIGN GOVERNMENT OBLIGATIONS(a) 82.72%

Brazil 11.34%
Brazil Letras do Tesouro Nacional	Zero Coupon	4/1/2018	BRL	800	215,280
Brazil Letras do Tesouro Nacional	Zero Coupon	1/1/2019	BRL	1,700	424,221
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2023	BRL	700	202,888
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2025	BRL	700	199,971
Total					1,042,360

Chile 1.91%
Bonos Tesoreria Pesos	4.50%	3/1/2026	CLP	115,000	175,254

Colombia 7.91%
Colombian TES Series B	6.00%	4/28/2028	COP	960,000	290,378
Colombian TES Series B	7.00%	9/11/2019	COP	361,000	122,626
Colombian TES Series B	7.00%	5/4/2022	COP	555,000	188,457
Colombian TES Series B	10.00%	7/24/2024	COP	320,000	126,098
Total					727,559

Hungary 3.35%
Hungary Government Bond	5.50%	12/20/2018	HUF	17,700	66,376
Hungary Government Bond	5.50%	6/24/2025	HUF	38,500	157,111
Hungary Government Bond	7.50%	11/12/2020	HUF	20,100	84,478
Total					307,965

India 2.55%
Export-Import Bank of India	8.15%	3/5/2025	INR	15,000	234,573

Indonesia 12.03%
Indonesia Treasury Bond	7.00%	5/15/2022	IDR	2,260,000	163,082
Indonesia Treasury Bond	7.875%	4/15/2019	IDR	5,860,000	439,527
Indonesia Treasury Bond	8.375%	3/15/2024	IDR	2,000,000	152,236
Indonesia Treasury Bond	9.50%	7/15/2031	IDR	2,359,000	192,382
Indonesia Treasury Bond	10.00%	2/15/2028	IDR	1,900,000	158,541
Total					1,105,768

64	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS LOCAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Malaysia 4.19%
Malaysia Government Bond	3.844%	4/15/2033	MYR	1,040	$206,075
Malaysia Government Bond	3.889%	7/31/2020	MYR	800	179,548
Total					385,623

Mexico 4.57%
Mexican Bonos	6.50%	6/10/2021	MXN	1,900	89,460
Mexican Bonos	7.75%	5/29/2031	MXN	2,700	130,229
Mexican Bonos	7.75%	11/13/2042	MXN	1,500	71,430
Mexican Bonos	8.50%	5/31/2029	MXN	2,520	129,548
Total					420,667

Peru 1.77%
Peru Government Bond	6.85%	2/12/2042	PEN	132	38,157
Peru Government Bond	6.95%	8/12/2031	PEN	410	124,824
Total					162,981

Philippines 2.37%
Republic of Philippines	6.25%	1/14/2036	PHP	10,000	217,961

Poland 2.94%
Poland Government Bond	3.25%	7/25/2025	PLN	670	157,241
Poland Government Bond	5.75%	9/23/2022	PLN	418	113,434
Total					270,675

Romania 1.30%
Romania Government Bond	5.75%	4/29/2020	RON	460	119,780

Russia 4.84%
Russian Federal Bond—OFZ	7.50%	3/15/2018	RUB	20,730	336,360
Russian Federal Bond—OFZ	7.60%	4/14/2021	RUB	6,785	108,633
Total					444,993

South Africa 8.66%
Republic of South Africa	6.25%	3/31/2036	ZAR	3,753	195,230
Republic of South Africa	7.00%	2/28/2031	ZAR	4,250	253,682
Republic of South Africa	10.50%	12/21/2026	ZAR	4,325	347,537
Total					796,449

Thailand 3.96%
Thailand Government Bond	3.58%	12/17/2027	THB	2,270	66,971
Thailand Government Bond	3.625%	6/16/2023	THB	3,825	114,081
Thailand Government Bond	3.875%	6/13/2019	THB	6,235	182,932
Total					363,984

See Notes to Financial Statements.	65

Schedule of Investments (continued)

EMERGING MARKETS LOCAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Turkey 9.03%
Turkey Government Bond	7.10%	3/8/2023	TRY	1,835	$429,497
Turkey Government Bond	7.40%	2/5/2020	TRY	1,095	283,770
Turkey Government Bond	8.30%	6/20/2018	TRY	420	116,584
Total					829,851
Total Foreign Government Obligations (cost $8,616,700)					7,606,443
Total Investments in Securities 93.06% (cost $9,991,773)					8,556,965
Cash, Foreign Cash and Other Assets in Excess of Liabilities(b) 6.94%					637,664
Net Assets 100.00%					$9,194,629

BRL	Brazilian real.
CLP	Chilean peso.
COP	Colombian peso.
HUF	Hungarian forint.
IDR	Indonesian rupiah.
INR	Indian rupee
MXN	Mexican peso.
MYR	Malaysian ringgit.
PEN	Peruvian nuevo sol.
PHP	Philippine peso.
PLN	Polish zloty.
RON	Romanian new leu.
RUB	Russian ruble.
THB	Thai baht.
TRY	Turkish lira.
ZAR	South African rand.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

66	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS LOCAL BOND FUND December 31, 2016

Open Forward Foreign Currency Exchange Contracts at December 31, 2016:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Argentine peso	Buy	Standard Chartered Bank	3/21/2017	1,540,000	$ 90,482	$ 91,811	$ 1,329
Brazilian real	Buy	State Street Bank and Trust	3/21/2017	227,000	67,684	68,299	615
euro	Buy	State Street Bank and Trust	3/21/2017	70,000	73,407	73,969	562
Hungarian forint	Buy	State Street Bank and Trust	3/21/2017	1,300,000	4,381	4,434	53
Malaysian ringgit	Buy	Bank of America	3/21/2017	320,000	70,754	71,054	300
Peruvian Nuevo sol	Buy	State Street Bank and Trust	3/21/2017	48,000	13,913	14,162	249
Polish zloty	Buy	State Street Bank and Trust	3/21/2017	2,565,000	606,987	612,142	5,155
Romanian new leu	Buy	Standard Chartered Bank	3/21/2017	275,000	63,569	63,901	332
Russian ruble	Buy	State Street Bank and Trust	3/21/2017	670,000	10,189	10,734	545
Russian ruble	Buy	State Street Bank and Trust	3/21/2017	5,150,000	79,060	82,511	3,451
Russian ruble	Buy	State Street Bank and Trust	3/21/2017	2,200,000	35,148	35,247	99
South African rand	Buy	State Street Bank and Trust	3/22/2017	40,000	2,794	2,871	77
Thai baht	Buy	Goldman Sachs	3/21/2017	5,520,000	153,679	154,091	412
Thai baht	Buy	State Street Bank and Trust	3/21/2017	660,000	18,423	18,424	1
Turkish lira	Buy	State Street Bank and Trust	3/21/2017	414,000	114,614	115,436	822
Chinese yuan renminbi	Sell	Morgan Stanley	3/21/2017	455,000	64,316	64,050	266
Chinese yuan renminbi	Sell	State Street Bank and Trust	3/21/2017	350,000	50,935	49,270	1,665
Indian rupee	Sell	State Street Bank and Trust	3/21/2017	560,000	8,224	8,173	51
Indonesian rupiah	Sell	State Street Bank and Trust	3/21/2017	183,400,000	13,531	13,432	99
Indonesian rupiah	Sell	State Street Bank and Trust	3/21/2017	135,300,000	9,982	9,909	73
Israeli new shekel	Sell	Bank of America	3/21/2017	330,000	87,187	85,852	1,335
Mexican peso	Sell	State Street Bank and Trust	3/21/2017	170,000	8,160	8,118	42
Mexican peso	Sell	State Street Bank and Trust	3/21/2017	340,000	16,499	16,236	263
Romanian new leu	Sell	Bank of America	3/21/2017	95,000	22,094	22,075	19

See Notes to Financial Statements.	67

Schedule of Investments (continued)

EMERGING MARKETS LOCAL BOND FUND December 31, 2016

Open Forward Foreign Currency Exchange Contracts at December 31, 2016: (continued)

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Russian ruble	Sell	State Street Bank and Trust	3/21/2017	1,640,000	$ 26,697	$ 26,275	$422
South African rand	Sell	Morgan Stanley	3/22/2017	423,000	30,458	30,360	98
South Korean won	Sell	Bank of America	3/21/2017	172,000,000	144,907	142,439	2,468
South Korean won	Sell	State Street Bank and Trust	3/21/2017	43,340,000	37,226	35,891	1,335
Taiwan dollar	Sell	State Street Bank and Trust	3/21/2017	4,350,000	136,120	134,279	1,841
Turkish lira	Sell	State Street Bank and Trust	3/21/2017	42,000	11,783	11,711	72
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$24,051

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Canadian dollar	Buy	State Street Bank and Trust	3/21/2017	32,000	$ 23,877	$ 23,855	$(22)
Colombian peso	Buy	State Street Bank and Trust	3/21/2017	19,000,000	6,257	6,248	(9)
Colombian peso	Buy	State Street Bank and Trust	3/21/2017	42,000,000	13,857	13,810	(47)
euro	Buy	State Street Bank and Trust	3/21/2017	125,000	132,796	132,088	(708)
Indonesian rupiah	Buy	State Street Bank and Trust	3/21/2017	110,000,000	8,221	8,056	(165)
Indonesian rupiah	Buy	State Street Bank and Trust	3/21/2017	150,000,000	11,164	10,986	(178)
Indonesian rupiah	Buy	State Street Bank and Trust	3/21/2017	86,700,000	6,367	6,350	(17)
Malaysian ringgit	Buy	Standard Chartered Bank	3/21/2017	61,000	14,060	13,545	(515)
Malaysian ringgit	Buy	State Street Bank and Trust	3/21/2017	47,000	11,103	10,436	(667)
Malaysian ringgit	Buy	State Street Bank and Trust	3/21/2017	45,000	9,998	9,992	(6)
Mexican peso	Buy	State Street Bank and Trust	3/21/2017	290,000	15,336	13,849	(1,487)
Mexican peso	Buy	State Street Bank and Trust	3/21/2017	1,455,000	70,670	69,481	(1,189)
Mexican peso	Buy	State Street Bank and Trust	3/21/2017	775,000	37,300	37,009	(291)
Mexican peso	Buy	State Street Bank and Trust	3/21/2017	170,000	8,331	8,118	(213)

68	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS LOCAL BOND FUND December 31, 2016

Open Forward Foreign Currency Exchange Contracts at December 31, 2016: (continued)

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Mexican peso	Buy	State Street Bank and Trust	3/21/2017	866,000	$ 41,613	$ 41,355	$(258)
Mexican peso	Buy	UBS AG	3/21/2017	400,000	19,366	19,101	(265)
Polish zloty	Buy	State Street Bank and Trust	3/21/2017	32,000	8,142	7,637	(505)
Polish zloty	Buy	State Street Bank and Trust	3/21/2017	57,000	14,226	13,603	(623)
Polish zloty	Buy	State Street Bank and Trust	3/21/2017	77,000	18,423	18,376	(47)
Romanian new leu	Buy	Bank of America	3/21/2017	42,000	10,181	9,759	(422)
Romanian new leu	Buy	State Street Bank and Trust	3/21/2017	27,000	6,378	6,274	(104)
Russian ruble	Buy	Standard Chartered Bank	3/21/2017	1,810,000	29,360	28,999	(361)
Singapore dollar	Buy	State Street Bank and Trust	3/21/2017	124,000	87,441	85,594	(1,847)
Singapore dollar	Buy	State Street Bank and Trust	3/21/2017	171,000	118,080	118,036	(44)
Thai baht	Buy	State Street Bank and Trust	3/21/2017	427,000	12,110	11,920	(190)
Thai baht	Buy	State Street Bank and Trust	3/21/2017	5,380,000	150,975	150,182	(793)
Brazilian real	Sell	Morgan Stanley	3/21/2017	48,000	13,672	14,442	(770)
Brazilian real	Sell	State Street Bank and Trust	3/21/2017	68,000	19,574	20,460	(886)
Brazilian real	Sell	State Street Bank and Trust	3/21/2017	63,000	18,020	18,955	(935)
Brazilian real	Sell	State Street Bank and Trust	3/21/2017	48,000	13,557	14,442	(885)
Canadian dollar	Sell	State Street Bank and Trust	3/21/2017	275,000	204,447	205,008	(561)
Colombian peso	Sell	State Street Bank and Trust	3/21/2017	114,000,000	36,458	37,485	(1,027)
Colombian peso	Sell	State Street Bank and Trust	3/21/2017	865,000,000	283,979	284,427	(448)
Czech koruna	Sell	State Street Bank and Trust	3/21/2017	1,750,000	68,047	68,444	(397)
Hungarian forint	Sell	State Street Bank and Trust	3/21/2017	9,610,000	32,595	32,775	(180)
Hungarian forint	Sell	State Street Bank and Trust	3/21/2017	3,250,000	10,945	11,084	(139)
Indian rupee	Sell	State Street Bank and Trust	3/21/2017	1,100,000	15,844	16,054	(210)

See Notes to Financial Statements.	69

Schedule of Investments (concluded)

EMERGING MARKETS LOCAL BOND FUND December 31, 2016

Open Forward Foreign Currency Exchange Contracts at December 31, 2016: (continued)

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Indonesian rupiah	Sell	State Street Bank and Trust	3/21/2017	1,350,000,000	$ 98,751	$98,870	$(119)
Israeli new shekel	Sell	State Street Bank and Trust	3/21/2017	272,000	70,644	70,763	(119)
Philippine peso	Sell	State Street Bank and Trust	3/21/2017	4,800,000	94,606	95,705	(1,099)
South African rand	Sell	State Street Bank and Trust	3/22/2017	175,000	12,075	12,560	(485)
South African rand	Sell	State Street Bank and Trust	3/22/2017	130,000	9,153	9,331	(178)
South African rand	Sell	State Street Bank and Trust	3/22/2017	715,000	49,658	51,318	(1,660)
South African rand	Sell	State Street Bank and Trust	3/22/2017	1,490,000	104,076	106,943	(2,867)
Turkish lira	Sell	State Street Bank and Trust	3/21/2017	372,000	103,467	103,725	(258)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(24,196)

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$–	$950,522	$–	$950,522
Foreign Government Obligations	–	7,606,443	–	7,606,443
Total	$–	$8,556,965	$–	$8,556,965
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$24,051	$–	$24,051
Liabilities	–	(24,196)	–	(24,196)
Total	$–	$(145)	$–	$(145)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended December 31, 2016.

70	See Notes to Financial Statements.

Schedule of Investments

MULTI-ASSET GLOBAL OPPORTUNITY FUND December 31, 2016

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 99.46%

INVESTMENTS IN UNDERLYING FUNDS(a) 99.46%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	1,566,048	$ 33,231
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(c)	6,694,865	34,144
Lord Abbett Investment Trust-High Yield Fund-Class I(d)	4,772,486	35,984
Lord Abbett Securities Trust-International Core Equity Fund-Class I(e)	469,166	5,494
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(f)	13,672,118	91,877
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(g)	1,165,421	33,180
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(h)	1,159,263	4,985
Total Investments in Underlying Funds (cost $258,431,323)		238,895
	Principal Amount (000)
SHORT-TERM INVESTMENT 0.05%

Repurchase Agreement
Repurchase Agreement dated 12/30/2016, 0.03% due 1/3/2017 with Fixed Income Clearing Corp. collateralized by $120,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2017; value: $127,977; proceeds: $123,888 (cost $123,888)	$124	124
Total Investments in Securities 99.51% (cost $258,555,211)		239,019
Other Assets in Excess of Liabilities(i) 0.49%		1,187
Net Assets 100.00%		$240,206

*	Non-income producing security.
(a)	Affiliated issuers (See Note 13).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek high total return.
(d)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek long-term capital appreciation.
(f)	Fund investment objective is to seek a high level of total return.
(g)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(h)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(i)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on Forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Financial Statements.	71

Schedule of Investments (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND December 31, 2016

Open Forward Foreign Currency Exchange Contracts at December 31, 2016:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Swedish krona	Buy	Goldman Sachs	2/28/2017	19,000,000	$2,081,781	$2,092,217	$10,436
Australian dollar	Sell	Standard Chartered Bank	2/28/2017	5,175,000	3,917,974	3,729,494	188,480
Australian dollar	Sell	Standard Chartered Bank	2/28/2017	2,835,000	2,135,492	2,043,114	92,378
Australian dollar	Sell	State Street Bank and Trust	2/28/2017	6,685,000	4,989,885	4,817,713	172,172
euro	Sell	Standard Chartered Bank	2/28/2017	7,260,000	7,936,647	7,662,573	274,074
euro	Sell	Standard Chartered Bank	2/28/2017	3,750,000	4,096,819	3,957,941	138,878
euro	Sell	State Street Bank and Trust	2/28/2017	8,905,000	9,468,678	9,398,790	69,888
British pound	Sell	Goldman Sachs	2/28/2017	1,900,000	2,373,291	2,344,701	28,590
British pound	Sell	Standard Chartered Bank	2/28/2017	880,000	1,113,637	1,085,967	27,670
British pound	Sell	State Street Bank and Trust	2/28/2017	2,065,000	2,564,255	2,548,320	15,935
Japanese yen	Sell	Standard Chartered Bank	2/28/2017	244,700,000	2,304,426	2,099,299	205,127
Japanese yen	Sell	Standard Chartered Bank	2/28/2017	126,100,000	1,187,489	1,081,821	105,668
Japanese yen	Sell	Morgan Stanley	2/28/2017	310,000,000	2,772,754	2,659,512	113,242
Norwegian krone	Sell	Citibank	2/28/2017	16,650,000	1,981,984	1,928,868	53,116
Norwegian krone	Sell	Citibank	2/28/2017	8,950,000	1,066,310	1,036,839	29,471
Norwegian krone	Sell	Goldman Sachs	2/28/2017	21,150,000	2,470,637	2,450,184	20,453
Swedish krona	Sell	Goldman Sachs	2/28/2017	38,600,000	4,261,257	4,250,504	10,753
Swedish krona	Sell	Goldman Sachs	2/28/2017	18,600,000	2,061,627	2,048,170	13,457
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,569,788

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Australian dollar	Buy	UBS AG	2/28/2017	2,755,000	$2,061,024	$1,985,460	$(75,564)
euro	Buy	State Street Bank and Trust	2/28/2017	3,610,000	3,855,263	3,810,178	(45,085)
British pound	Buy	Goldman Sachs	2/28/2017	920,000	1,168,251	1,135,329	(32,922)
Japanese yen	Buy	Goldman Sachs	2/28/2017	113,500,000	990,115	973,725	(16,390)
Norwegian krone	Buy	Goldman Sachs	2/28/2017	9,000,000	1,067,787	1,042,631	(25,156)
Swedish krona	Sell	Standard Chartered Bank	2/28/2017	42,900,000	4,676,047	4,724,006	(47,959)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(243,076)

72	See Notes to Financial Statements.

Schedule of Investments (concluded)

MULTI-ASSET GLOBAL OPPORTUNITY FUND December 31, 2016

Open Futures Contracts at December 31, 2016:

				Notional	Unrealized
Type	Expiration	Contracts	Position	Value	Appreciation
U.S. 10-Year Treasury Note	March 2017	137	Short	$(17,026,531)	$92,452

				Notional	Unrealized
Type	Expiration	Contracts	Position	Value	Depreciation
MSCI EAFE, e-mini	March 2017	281	Long	$12,067,545	$(200,163)

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$238,895	$–	$–	$238,895
Repurchase Agreement	–	124	–	124
Total	$238,895	$124	$–	$239,019
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$1,570	$–	$1,570
Liabilities	–	(243)	–	(243)
Futures Contracts
Assets	92	–	–	92
Liabilities	(200)	–	–	(200)
Total	$(108)	$1,327	$–	$1,219

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of the Underlying Funds.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended December 31, 2016.

See Notes to Financial Statements.	73

Statements of Assets and Liabilities

December 31, 2016

	Emerging Markets Corporate Debt Fund	Emerging Markets Currency Fund
ASSETS:
Investments in securities, at cost	$28,849,160	$375,171,051
Investments in securities, at fair value	$29,542,387	$374,102,625
Cash	412,969	8,645,416
Deposits with brokers for derivatives collateral	18,477	10,507,754
Foreign cash, at value (cost $0 and $8,197, respectively)	–	8,052
Receivables:
Interest	419,632	2,382,174
Capital shares sold	166,680	1,364,911
Investment securities sold	–	64,854
From advisor (See Note 3)	23,640	–
Unrealized appreciation on forward foreign currency exchange contracts	–	5,911,446
Prepaid expenses and other assets	43,249	31,388
Total assets	30,627,034	403,018,620
LIABILITIES:
Payables:
Investment securities purchased	412,969	319,973
Capital shares reacquired	25,151	455,548
Management fee	17,688	179,513
Directors’ fees	1,670	78,287
Variation margin for futures contracts	4,492	46,788
To affiliate (See Note 3)	–	25,506
12b-1 distribution plan	4,120	14,824
Fund administration	1,011	14,361
Variation margin for centrally cleared swap agreements	–	144,529
Credit Default Swap agreement payable, at fair value (including upfront payment of $1,423)	–	91
Unrealized depreciation on forward foreign currency exchange contracts	–	13,079,304
Distributions payable	108,636	1,339,962
Accrued expenses	51,011	127,446
Total liabilities	626,748	15,826,132
NET ASSETS	$30,000,286	$387,192,488
COMPOSITION OF NET ASSETS:
Paid-in capital	$29,696,932	$500,308,180
Distributions in excess of net investment income	(4,135)	(1,966,708)
Accumulated net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(395,052)	(103,506,959)
Net unrealized appreciation (depreciation) on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	702,541	(7,642,025)
Net Assets	$30,000,286	$387,192,488

74	See Notes to Financial Statements.

Statements of Assets and Liabilities (continued)

December 31, 2016

	Emerging Markets Corporate Debt Fund	Emerging Markets Currency Fund

Net assets by class:
Class A Shares	$7,535,298	$18,356,548
Class B Shares	–	$55,532
Class C Shares	$1,212,412	$4,024,655
Class F Shares	$12,321,351	$7,365,929
Class I Shares	$8,636,243	$356,968,009
Class R2 Shares	$119,075	$95,606
Class R3 Shares	$119,081	$296,365
Class R4 Shares	$10,749	$9,889
Class R5 Shares	$35,277	$10,013
Class R6 Shares	$10,800	$9,942
Outstanding shares by class:
Class A Shares (350 and 415 million shares of common stock authorized, $.001 par value)	499,842	3,590,600
Class B Shares (0 and 30 million shares of common stock authorized, $.001 par value)	–	10,817
Class C Shares (85 and 100 million shares of common stock authorized, $.001 par value)	80,433	782,632
Class F Shares (85 and 100 million shares of common stock authorized, $.001 par value)	817,148	1,441,644
Class I Shares (185 and 200 million shares of common stock authorized, $.001 par value)	572,879	69,951,997
Class R2 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	7,900	18,666
Class R3 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	7,900	58,093
Class R4 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	713.09	1,935
Class R5 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	2,340.15	1,962
Class R6 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	716.49	1,948
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.08	$5.11
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$15.43	$5.23
Class B Shares-Net asset value	–	$5.13
Class C Shares-Net asset value	$15.07	$5.14
Class F Shares-Net asset value	$15.08	$5.11
Class I Shares-Net asset value	$15.08	$5.10
Class R2 Shares-Net asset value	$15.07	$5.12
Class R3 Shares-Net asset value	$15.07	$5.10
Class R4 Shares-Net asset value	$15.07	$5.11
Class R5 Shares-Net asset value	$15.07	$5.10
Class R6 Shares-Net asset value	$15.07	$5.10

See Notes to Financial Statements.	75

Statements of Assets and Liabilities (continued)

December 31, 2016

	Emerging Markets Local Bond Fund	Multi-Asset Global Opportunity Fund
ASSETS:
Investments in securities, at cost	$9,991,773	$123,888
Investments in affiliated issuers, at cost	–	258,431,323
Investments in securities, at fair value	$8,556,965	$123,888
Investments in affiliated issuers, at fair value	–	238,894,839
Cash	679,568	–
Deposits with brokers for derivatives collateral	–	760,651
Foreign cash, at value (cost $9,812 and $0, respectively)	9,814	–
Receivables:
Capital shares sold	49,164	1,852,034
Interest and dividends	163,581	870,917
Investment securities sold	–	132,969
From affiliate (See Note 3)	–	32,615
From advisor (See Note 3)	20,402	–
Unrealized appreciation on forward foreign currency exchange contracts	24,051	1,569,788
Prepaid expenses and other assets	25,796	22,100
Total assets	9,529,341	244,259,801
LIABILITIES:
Payables:
Investment securities purchased	200,616	852,625
Capital shares reacquired	7,090	847,172
Variation margin for futures contracts	–	128,487
12b-1 distribution plan	1,871	68,206
Directors’ fees	812	49,488
Management fee	5,379	20,624
Fund administration	307	8,250
Unrealized depreciation on forward foreign currency exchange contracts	24,196	243,076
Distributions payable	34,577	1,719,863
Accrued expenses	59,864	115,543
Total liabilities	334,712	4,053,334
NET ASSETS	$9,194,629	$240,206,467
COMPOSITION OF NET ASSETS:
Paid-in capital	$11,161,024	$270,786,911
Distributions in excess of net investment income	(68,239)	(19,351)
Accumulated net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(460,103)	(12,243,612)
Net unrealized depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(1,438,053)	(18,317,481)
Net Assets	$9,194,629	$240,206,467

76	See Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

December 31, 2016

	Emerging Markets Local Bond Fund	Multi-Asset Global Opportunity Fund

Net assets by class:
Class A Shares	$6,393,393	$138,335,726
Class B Shares	–	$1,626,149
Class C Shares	$443,735	$34,136,843
Class F Shares	$236,225	$4,866,640
Class I Shares	$1,925,591	$11,092,012
Class R2 Shares	$83,464	$407,847
Class R3 Shares	$83,506	$6,401,029
Class R4 Shares	$9,545	$10,001
Class R5 Shares	$9,581	$10,038
Class R6 Shares	$9,589	$43,320,182
Outstanding shares by class:
Class A Shares (350 and 430 million shares of common stock authorized, $.001 par value)	637,277	12,936,561
Class B Shares (0 and 15 million shares of common stock authorized, $.001 par value)	–	168,545
Class C Shares (85 and 20 million shares of common stock authorized, $.001 par value)	44,234	3,542,199
Class F Shares (85 and 20 million shares of common stock authorized, $.001 par value)	23,581	454,898
Class I Shares (185 and 15 million shares of common stock authorized, $.001 par value)	192,008	1,030,110
Class R2 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	8,323	37,358
Class R3 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	8,328	594,883
Class R4 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	952.13	935.15
Class R5 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	955.69	931.60
Class R6 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	956	4,023,185
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$10.03	$10.69
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$10.26	$10.94
Class B Shares-Net asset value	–	$ 9.65
Class C Shares-Net asset value	$10.03	$ 9.64
Class F Shares-Net asset value	$10.02	$10.70
Class I Shares-Net asset value	$10.03	$10.77
Class R2 Shares-Net asset value	$10.03	$10.92
Class R3 Shares-Net asset value	$10.03	$10.76
Class R4 Shares-Net asset value	$10.02	$10.69
Class R5 Shares-Net asset value	$10.03	$10.78
Class R6 Shares-Net asset value	$10.03	$10.77

See Notes to Financial Statements.	77

Statements of Operations

For the Year Ended December 31, 2016

	Emerging Markets Corporate Debt Fund	Emerging Markets Currency Fund
Investment income:
Interest and other (net of foreign withholding taxes of $29 and $0, respectively)	$1,773,283	$10,908,911
Interest earned from Interfund Lending (See Note 11)	–	1,034
Total investment income	1,773,283	10,909,945
Expenses:
Management fee	245,050	2,179,873
12b-1 distribution plan-Class A	25,051	40,235
12b-1 distribution plan-Class B	–	1,265
12b-1 distribution plan-Class C	7,420	38,956
12b-1 distribution plan-Class F	11,049	8,634
12b-1 distribution plan-Class R2	698	605
12b-1 distribution plan-Class R3	581	1,689
12b-1 distribution plan-Class R4	26	25
Shareholder servicing	64,975	115,485
Fund administration	14,003	174,390
Registration	103,936	121,761
Reports to shareholders	13,505	52,856
Directors’ fees	1,242	15,417
Professional	52,075	91,622
Custody	9,566	47,578
Subsidy (See Note 3)	–	568,616
Other	9,038	74,159
Gross expenses	558,215	3,533,166
Expense reductions (See Note 9)	(134)	(171)
Fees waived and expenses reimbursed (See Note 3)	(216,984)	–
Net expenses	341,097	3,532,995
Net investment income	1,432,186	7,376,950
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	282,798	(1,976,834)
Net realized gain on futures contracts, swaps and foreign currency related transactions	102,364	14,491,195
Net change in unrealized appreciation/depreciation on investments	1,395,932	3,639,998
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	9,395	(2,031,186)
Net realized and unrealized gain	1,790,489	14,123,173
Net Increase in Net Assets Resulting From Operations	$3,222,675	$21,500,123

78	See Notes to Financial Statements.

Statements of Operations (concluded)

For the Year Ended December 31, 2016

	Emerging Markets Local Bond Fund	Multi-Asset Global Opportunity Fund
Investment income:
Dividends received from Underlying Funds	$–	$9,903,907
Dividend received from Exchange Traded Funds	$–	$24,288
Interest and other (net of foreign withholding taxes of $10,615 and $0, respectively)	607,510	30,451
Total investment income	607,510	9,958,646
Expenses:
Management fee	61,419	631,051
12b-1 distribution plan-Class A	11,969	375,539
12b-1 distribution plan-Class B	–	21,678
12b-1 distribution plan-Class C	3,991	375,789
12b-1 distribution plan-Class F	193	6,205
12b-1 distribution plan-Class R2	503	2,232
12b-1 distribution plan-Class R3	419	33,179
12b-1 distribution plan-Class R4	24	24
Shareholder servicing	10,368	345,396
Fund administration	3,510	67,395
Registration	111,811	123,299
Reports to shareholders	6,764	62,648
Directors’ fees	303	8,921
Professional	61,632	35,851
Custody	25,078	15,914
Other	9,481	18,941
Gross expenses	307,465	2,124,062
Expense reductions (See Note 9)	(34)	(748)
Expenses assumed by Underlying Funds (See Note 3)	–	(610,221)
Fees waived and expenses reimbursed (See Note 3)	(216,592)	(378,631)
Net expenses	90,839	1,134,462
Net investment income	516,671	8,824,184
Net realized and unrealized gain (loss):
Net realized loss on investments in Underlying Funds	–	(7,581,096)
Net realized gain (loss) on investments in Securities	(627,217)	(532,539)
Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions	(238,536)	1,000,920
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	–	18,245,316
Net change in unrealized appreciation/depreciation on Securities	868,670	69,177
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(9,993)	999,277
Net realized and unrealized gain (loss)	(7,076)	12,201,055
Net Increase in Net Assets Resulting From Operations	$509,595	$21,025,239

See Notes to Financial Statements.	79

Statements of Changes in Net Assets

	Emerging Markets Corporate Debt Fund
	For the Year Ended	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	December 31, 2016	December 31, 2015
Operations:
Net investment income	$1,432,186	$954,321
Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	385,162	(417,064)
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	1,405,327	(678,776)
Net increase (decrease) in net assets resulting from operations	3,222,675	(141,519)
Distributions to shareholders from:
Net investment income
Class A	(547,574)	(455,798)
Class C	(31,567)	(22,655)
Class F	(490,236)	(122,313)
Class I	(473,697)	(434,446)
Class R2	(5,339)	(5,139)
Class R3	(5,339)	(5,140)
Class R4	(457)	(217)
Class R5	(1,387)	(230)
Class R6	(492)	(233)
Net realized gain
Class A	–	(929)
Class C	–	(51)
Class F	–	(140)
Class I	–	(1,002)
Class R2	–	(9)
Class R3	–	(9)
Class R4	–	(1)
Class R5	–	(1)
Class R6	–	(1)
Total distributions to shareholders	(1,556,088)	(1,048,314)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	24,947,888	31,403,742
Reinvestment of distributions	1,526,372	1,008,842
Cost of shares reacquired	(36,050,167)	(6,048,258)
Net increase (decrease) in net assets resulting from capital share transactions	(9,575,907)	26,364,326
Net increase (decrease) in net assets	(7,909,320)	25,174,493
NET ASSETS:
Beginning of year	$37,909,606	$12,735,113
End of year	$30,000,286	$37,909,606
Undistributed (distributions in excess of) net investment income	$(4,135)	$1,287

80	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Emerging Markets Currency Fund
	For the Year Ended	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	December 31, 2016	December 31, 2015
Operations:
Net investment income	$7,376,950	$6,418,407
Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	12,514,361	(56,291,259)
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	1,608,812	2,683,853
Net increase (decrease) in net assets resulting from operations	21,500,123	(47,188,999)
Distributions to shareholders from:
Net investment income
Class A	(1,035,581)	(338,762)
Class B	(4,308)	(2,526)
Class C	(212,359)	(76,540)
Class F	(443,669)	(204,204)
Class I	(21,196,245)	(6,490,974)
Class P	(4)	(26)
Class R2	(4,747)	(1,156)
Class R3	(17,175)	(5,327)
Class R4	(517)	(65)
Class R5	(546)	(70)
Class R6	(554)	(73)
Return of capital
Class A	–	(368,939)
Class B	–	(2,750)
Class C	–	(83,359)
Class F	–	(222,395)
Class I	–	(7,069,187)
Class P	–	(28)
Class R2	–	(1,260)
Class R3	–	(5,801)
Class R4	–	(70)
Class R5	–	(77)
Class R6	–	(79)
Total distributions to shareholders	(22,915,705)	(14,873,668)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	124,310,329	232,336,517
Reinvestment of distributions	22,707,050	14,719,492
Cost of shares reacquired	(236,856,843)	(86,705,055)
Net increase (decrease) in net assets resulting from capital share transactions	(89,839,464)	160,350,954
Net increase (decrease) in net assets	(91,255,046)	98,288,287
NET ASSETS:
Beginning of year	$478,447,534	$380,159,247
End of year	$387,192,488	$478,447,534
Distributions in excess of net investment income	$(1,966,708)	$(1,232,279)

See Notes to Financial Statements.	81

Statements of Changes in Net Assets (continued)

	Emerging Markets Local Bond Fund
	For the Year Ended	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	December 31, 2016	December 31, 2015
Operations:
Net investment income	$516,671	$479,261
Net realized loss on investments, futures contracts and foreign currency related transactions	(865,753)	(1,263,296)
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	858,677	(778,391)
Net increase (decrease) in net assets resulting from operations	509,595	(1,562,426)
Distributions to shareholders from:
Return of capital
Class A	(378,524)	(358,505)
Class C	(26,459)	(23,116)
Class F	(12,354)	(9,234)
Class I	(126,604)	(121,047)
Class R2	(5,486)	(5,247)
Class R3	(5,489)	(5,251)
Class R4	(609)	(275)
Class R5	(635)	(287)
Class R6	(640)	(289)
Total distributions to shareholders	(556,800)	(523,251)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	2,212,118	702,065
Reinvestment of distributions	545,596	512,913
Cost of shares reacquired	(1,096,032)	(2,784,418)
Net increase (decrease) in net assets resulting from capital share transactions	1,661,682	(1,569,440)
Net increase (decrease) in net assets	1,614,477	(3,655,117)
NET ASSETS:
Beginning of year	$7,580,152	$11,235,269
End of year	$9,194,629	$7,580,152
Distributions in excess of net investment income	$(68,239)	$(153,257)

82	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Multi-Asset Global Opportunity Fund
	For the Year Ended	For the Year Ended
DECREASE IN NET ASSETS	December 31, 2016	December 31, 2015
Operations:
Net investment income	$8,824,184	$7,997,385
Capital gain distributions received from Underlying Funds	–	2,251,880
Capital gain distributions received from Exchange-Traded Funds	–	111,366
Net realized gain (loss) on investments in Underlying Funds	(7,581,096)	2,778,989
Net realized gain (loss) on investments in Securities	(532,539)	–
Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions	1,000,920	1,115,662
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	18,245,316	(36,853,658)
Net change in unrealized appreciation/depreciation on Securities	69,177	–
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	999,277	4,637
Net increase (decrease) in net assets resulting from operations	21,025,239	(22,593,739)
Distributions to shareholders from:
Net investment income
Class A	(5,072,090)	(4,294,398)
Class B	(60,032)	(73,331)
Class C	(1,132,296)	(945,953)
Class F	(207,266)	(324,545)
Class I	(402,584)	(838,856)
Class R2	(11,684)	(4,371)
Class R3	(210,941)	(156,968)
Class R4	(332)	(98)
Class R5	(354)	(109)
Class R6	(1,462,429)	(414,563)
Net realized gain
Class A	(1,722,448)	(9,225,306)
Class B	(25,814)	(204,873)
Class C	(475,580)	(2,733,974)
Class F	(68,421)	(637,493)
Class I	(124,264)	(609,269)
Class R2	(4,279)	(12,351)
Class R3	(77,126)	(363,617)
Class R4	(109)	(522)
Class R5	(109)	(518)
Class R6	(469,615)	(1,962,944)
Total distributions to shareholders	(11,527,773)	(22,804,059)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	31,175,121	112,907,512
Reinvestment of distributions	10,713,404	21,550,767
Cost of shares reacquired	(77,249,082)	(103,434,077)
Net increase (decrease) in net assets resulting from capital share transactions	(35,360,557)	31,024,202
Net decrease in net assets	(25,863,091)	(14,373,596)
NET ASSETS:
Beginning of year	$266,069,558	$280,443,154
End of year	$240,206,467	$266,069,558
Undistributed (distributions in excess of) net investment income	$(19,351)	$293,528

See Notes to Financial Statements.	83

Financial Highlights

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net		Total
	beginning	ment	unrealized	opera-	investment	realized		distri-
	of period	income(a)	gain (loss)	tions	income	gain		butions
Class A
12/31/2016	$14.45	$0.61	$0.68	$1.29	$(0.66)	$–		$(0.66)
12/31/2015	14.85	0.60	(0.33)	0.27	(0.67)	–	(c)	(0.67)
12/31/2014	14.97	0.66	0.34	1.00	(0.72)	(0.40)		(1.12)
12/6/2013 to 12/31/2013(d)	15.00	0.02	(0.02)	–	(0.03)	–		(0.03)
Class C
12/31/2016	14.45	0.50	0.68	1.18	(0.56)	–		(0.56)
12/31/2015	14.85	0.50	(0.34)	0.16	(0.56)	–	(c)	(0.56)
12/31/2014	14.97	0.52	0.36	0.88	(0.60)	(0.40)		(1.00)
12/6/2013 to 12/31/2013(d)	15.00	0.01	(0.02)	(0.01)	(0.02)	–		(0.02)
Class F
12/31/2016	14.45	0.62	0.68	1.30	(0.67)	–		(0.67)
12/31/2015	14.85	0.56	(0.28)	0.28	(0.68)	–	(c)	(0.68)
12/31/2014	14.97	0.67	0.35	1.02	(0.74)	(0.40)		(1.14)
12/6/2013 to 12/31/2013(d)	15.00	0.02	(0.02)	–	(0.03)	–		(0.03)
Class I
12/31/2016	14.45	0.64	0.68	1.32	(0.69)	–		(0.69)
12/31/2015	14.85	0.63	(0.33)	0.30	(0.70)	–	(c)	(0.70)
12/31/2014	14.97	0.69	0.34	1.03	(0.75)	(0.40)		(1.15)
12/6/2013 to 12/31/2013(d)	15.00	0.02	(0.02)	–	(0.03)	–		(0.03)
Class R2
12/31/2016	14.45	0.64	0.67	1.31	(0.69)	–		(0.69)
12/31/2015	14.85	0.64	(0.34)	0.30	(0.70)	–	(c)	(0.70)
12/31/2014	14.97	0.69	0.34	1.03	(0.75)	(0.40)		(1.15)
12/6/2013 to 12/31/2013(d)	15.00	0.02	(0.02)	–	(0.03)	–		(0.03)
Class R3
12/31/2016	14.45	0.64	0.67	1.31	(0.69)	–		(0.69)
12/31/2015	14.85	0.64	(0.34)	0.30	(0.70)	–	(c)	(0.70)
12/31/2014	14.97	0.69	0.34	1.03	(0.75)	(0.40)		(1.15)
12/6/2013 to 12/31/2013(d)	15.00	0.02	(0.02)	–	(0.03)	–		(0.03)
Class R4
12/31/2016	14.45	0.60	0.68	1.28	(0.66)	–		(0.66)
6/30/2015 to 12/31/2015(g)	14.97	0.29	(0.49)	(0.20)	(0.32)	–	(c)	(0.32)
Class R5
12/31/2016	14.45	0.64	0.67	1.31	(0.69)	–		(0.69)
6/30/2015 to 12/31/2015(g)	14.97	0.31	(0.49)	(0.18)	(0.34)	–	(c)	(0.34)
Class R6
12/31/2016	14.45	0.65	0.67	1.32	(0.70)	–		(0.70)
6/30/2015 to 12/31/2015(g)	14.97	0.31	(0.48)	(0.17)	(0.35)	–	(c)	(0.35)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Amount is less than $0.01.
(d)	Commenced on December 6, 2013.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on June 30, 2015.

84	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

			Total
			expenses
Net			after				Net		Net
asset			waivers				invest-		assets,	Portfolio
value,	Total		and/or reim-		Total		ment		end of	turnover
end of	return(b)		bursements		expenses		income		period	rate
period	(%)		(%)		(%)		(%)		(000)	(%)

$15.08	9.03		1.05		1.67		4.03		$7,535	104.21
14.45	1.77		1.05		1.71		4.03		13,843	147.85
14.85	6.76		1.05		2.62		4.27		6,745	293.26
14.97	(0.04	)(e)	1.05	(f)	5.26	(f)	1.84	(f)	4,835	4.14	(e)

15.07	8.23		1.70		2.34		3.27		1,212	104.21
14.45	1.04		1.77		2.46		3.38		581	147.85
14.85	5.90		1.81		3.27		3.34		473	293.26
14.97	(0.09	)(e)	1.86	(f)	6.07	(f)	1.03	(f)	100	4.14	(e)

15.08	9.10		0.95		1.57		4.09		12,321	104.21
14.45	1.83		0.95		1.50		3.82		12,604	147.85
14.85	6.86		0.94		2.49		4.36		170	293.26
14.97	(0.04	)(e)	0.95	(f)	5.15	(f)	1.94	(f)	100	4.14	(e)

15.08	9.18		0.85		1.47		4.26		8,636	104.21
14.45	1.98		0.85		1.50		4.26		10,634	147.85
14.85	6.97		0.85		2.43		4.47		5,134	293.26
14.97	(0.03	)(e)	0.85	(f)	5.06	(f)	2.03	(f)	4,798	4.14	(e)

15.07	9.18		0.85		2.08		4.23		119	104.21
14.45	1.98		0.85		2.14		4.31		109	147.85
14.85	6.97		0.85		3.03		4.47		107	293.26
14.97	(0.03	)(e)	0.85	(f)	5.06	(f)	2.03	(f)	100	4.14	(e)

15.07	9.18		0.85		1.98		4.23		119	104.21
14.45	1.98	(e)	0.85		2.04		4.31		109	147.85
14.85	6.97		0.85		2.93		4.47		107	293.26
14.97	(0.03	)(e)	0.85	(f)	5.07	(f)	2.05	(f)	100	4.14	(e)

15.07	8.92		1.10		1.71		4.00		11	104.21
14.45	(1.33	)(e)	1.10	(f)	1.71	(f)	3.91	(f)	10	147.85

15.07	9.18		0.85		1.49		4.22		35	104.21
14.45	(1.21	)(e)	0.85	(f)	1.46	(f)	4.17	(f)	10	147.85

15.07	9.26		0.77		1.27		4.31		11	104.21
14.45	(1.18	)(e)	0.79	(f)	1.37	(f)	4.23	(f)	10	147.85

See Notes to Financial Statements.	85

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Return	Total
	beginning	ment	unrealized	opera-	investment	of	distri-
	of period	income(a)	gain (loss)	tions	income	capital	butions
Class A
12/31/2016	$5.10	$0.08	$0.21	$0.29	$(0.28)	$–	$(0.28)
12/31/2015	5.76	0.06	(0.57)	(0.51)	(0.07)	(0.08)	(0.15)
12/31/2014	6.25	0.06	(0.40)	(0.34)	(0.15)	–	(0.15)
12/31/2013	6.63	0.06	(0.27)	(0.21)	(0.10)	(0.07)	(0.17)
12/31/2012	6.15	0.07	0.58	0.65	(0.15)	(0.02)	(0.17)
Class B
12/31/2016	5.12	0.04	0.21	0.25	(0.24)	–	(0.24)
12/31/2015	5.79	0.02	(0.58)	(0.56)	(0.05)	(0.06)	(0.11)
12/31/2014	6.28	0.01	(0.39)	(0.38)	(0.11)	–	(0.11)
12/31/2013	6.66	0.01	(0.27)	(0.26)	(0.07)	(0.05)	(0.12)
12/31/2012	6.18	0.02	0.58	0.60	(0.10)	(0.02)	(0.12)
Class C
12/31/2016	5.13	0.05	0.21	0.26	(0.25)	–	(0.25)
12/31/2015	5.79	0.03	(0.57)	(0.54)	(0.06)	(0.06)	(0.12)
12/31/2014	6.29	0.02	(0.40)	(0.38)	(0.12)	–	(0.12)
12/31/2013	6.67	0.02	(0.27)	(0.25)	(0.07)	(0.06)	(0.13)
12/31/2012	6.19	0.02	0.59	0.61	(0.11)	(0.02)	(0.13)
Class F
12/31/2016	5.10	0.08	0.21	0.29	(0.28)	–	(0.28)
12/31/2015	5.76	0.07	(0.57)	(0.50)	(0.08)	(0.08)	(0.16)
12/31/2014	6.25	0.06	(0.39)	(0.33)	(0.16)	–	(0.16)
12/31/2013	6.62	0.07	(0.27)	(0.20)	(0.09)	(0.08)	(0.17)
12/31/2012	6.15	0.07	0.58	0.65	(0.16)	(0.02)	(0.18)
Class I
12/31/2016	5.09	0.09	0.21	0.30	(0.29)	–	(0.29)
12/31/2015	5.75	0.07	(0.57)	(0.50)	(0.08)	(0.08)	(0.16)
12/31/2014	6.24	0.07	(0.39)	(0.32)	(0.17)	–	(0.17)
12/31/2013	6.61	0.08	(0.27)	(0.19)	(0.10)	(0.08)	(0.18)
12/31/2012	6.14	0.08	0.57	0.65	(0.16)	(0.02)	(0.18)
Class R2
12/31/2016	5.11	0.06	0.21	0.27	(0.26)	–	(0.26)
12/31/2015	5.77	0.04	(0.57)	(0.53)	(0.06)	(0.07)	(0.13)
12/31/2014	6.26	0.03	(0.39)	(0.36)	(0.13)	–	(0.13)
12/31/2013	6.64	0.04	(0.28)	(0.24)	(0.08)	(0.06)	(0.14)
12/31/2012	6.16	0.04	0.59	0.63	(0.13)	(0.02)	(0.15)

86	See Notes to Financial Statements.

		Ratios to Average Net Assets:		Supplemental Data:
Net			Net	Net
asset			invest-	assets,	Portfolio
value,	Total	Total	ment	end of	turnover
end of	return(b)	expenses	income	period	rate
period	(%)	(%)	(%)	(000)	(%)

$5.11	5.68	0.99	1.51	$18,357	89.73
5.10	(8.95)	0.98	1.10	20,466	51.75
5.76	(5.49)	0.98	0.93	30,554	113.20
6.25	(3.21)	0.99	0.97	47,961	105.11
6.63	10.69	1.01	1.02	73,947	141.92

5.13	4.83	1.80	0.71	56	89.73
5.12	(9.79)	1.78	0.30	178	51.75
5.79	(6.20)	1.78	0.13	350	113.20
6.28	(3.95)	1.79	0.18	696	105.11
6.66	9.79	1.80	0.24	1,219	141.92

5.14	5.03	1.60	0.91	4,025	89.73
5.13	(9.44)	1.59	0.49	5,558	51.75
5.79	(6.19)	1.61	0.31	9,675	113.20
6.29	(3.78)	1.62	0.34	17,378	105.11
6.67	9.91	1.68	0.37	28,543	141.92

5.11	5.79	0.89	1.61	7,366	89.73
5.10	(8.86)	0.88	1.19	9,439	51.75
5.76	(5.40)	0.88	1.03	21,550	113.20
6.25	(2.97)	0.89	1.06	36,181	105.11
6.62	10.63	0.91	1.12	71,622	141.92

5.10	5.90	0.79	1.71	356,968	89.73
5.09	(8.79)	0.78	1.29	442,393	51.75
5.75	(5.32)	0.78	1.12	317,393	113.20
6.24	(2.88)	0.80	1.18	295,136	105.11
6.61	10.75	0.80	1.21	271,710	141.92

5.12	5.26	1.39	1.11	96	89.73
5.11	(9.30)	1.38	0.70	101	51.75
5.77	(5.85)	1.37	0.51	110	113.20
6.26	(3.59)	1.40	0.58	248	105.11
6.64	10.24	1.41	0.63	300	141.92

See Notes to Financial Statements.	87

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Return	Total
	beginning	ment	unrealized	opera-	investment	of	distri-
	of period	income(a)	gain (loss)	tions	income	capital	butions
Class R3
12/31/2016	$5.09	$0.06	$0.21	$0.27	$(0.26)	$–	$(0.26)
12/31/2015	5.75	0.04	(0.57)	(0.53)	(0.06)	(0.07)	(0.13)
12/31/2014	6.24	0.04	(0.39)	(0.35)	(0.14)	–	(0.14)
12/31/2013	6.61	0.04	(0.26)	(0.22)	(0.09)	(0.06)	(0.15)
12/31/2012	6.14	0.05	0.57	0.62	(0.13)	(0.02)	(0.15)
Class R4
12/31/2016	5.10	0.08	0.21	0.29	(0.28)	–	(0.28)
6/30/2015 to 12/31/2015(c)	5.53	0.03	(0.39)	(0.36)	(0.03)	(0.04)	(0.07)
Class R5
12/31/2016	5.09	0.09	0.21	0.30	(0.29)	–	(0.29)
6/30/2015 to 12/31/2015(c)	5.52	0.04	(0.39)	(0.35)	(0.04)	(0.04)	(0.08)
Class R6
12/31/2016	5.09	0.10	0.20	0.30	(0.29)	–	(0.29)
6/30/2015 to 12/31/2015(c)	5.52	0.04	(0.39)	(0.35)	(0.04)	(0.04)	(0.08)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on June 30, 2015.
(d)	Not annualized.
(e)	Annualized.

88	See Notes to Financial Statements.

			Ratios to Average Net Assets:			Supplemental Data:
Net					Net	Net
asset					invest-	assets,	Portfolio
value,	Total		Total		ment	end of	turnover
end of	return(b)		expenses		income	period	rate
period	(%)		(%)		(%)	(000)	(%)
$5.10	5.38		1.28		1.22	$296	89.73
5.09	(9.24)		1.27		0.81	285	51.75
5.75	(5.77)		1.27		0.65	524	113.20
6.24	(3.35)		1.28		0.70	494	105.11
6.61	10.23		1.29		0.74	617	141.92

5.11	5.67		1.01		1.50	10	89.73
5.10	(6.44	)(d)	1.01	(e)	1.13 (e)	9	51.75

5.10	5.94		0.75		1.76	10	89.73
5.09	(6.34	)(d)	0.76	(e)	1.37 (e)	9	51.75

5.10	6.04		0.66		1.85	10	89.73
5.09	(6.29	)(d)	0.67	(e)	1.47 (e)	9	51.75

See Notes to Financial Statements.	89

Financial Highlights

EMERGING MARKETS LOCAL BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class A
12/31/2016	$9.93	$0.61	$0.15	$0.76	$–	$(0.66)	$(0.66)
12/31/2015	12.60	0.62	(2.62)	(2.00)	–	(0.67)	(0.67)
12/31/2014	14.39	0.75	(1.70)	(0.95)	(0.84)	–	(0.84)
6/21/2013 to 12/31/2013(c)	15.00	0.37	(0.51)	(0.14)	(0.47)	–	(0.47)
Class C
12/31/2016	9.93	0.55	0.14	0.69	–	(0.59)	(0.59)
12/31/2015	12.60	0.53	(2.61)	(2.08)	–	(0.59)	(0.59)
12/31/2014	14.38	0.64	(1.69)	(1.05)	(0.73)	–	(0.73)
6/21/2013 to 12/31/2013(c)	15.00	0.31	(0.52)	(0.21)	(0.41)	–	(0.41)
Class F
12/31/2016	9.93	0.62	0.14	0.76	–	(0.67)	(0.67)
12/31/2015	12.60	0.63	(2.61)	(1.98)	–	(0.69)	(0.69)
12/31/2014	14.38	0.76	(1.68)	(0.92)	(0.86)	–	(0.86)
6/21/2013 to 12/31/2013(c)	15.00	0.38	(0.52)	(0.14)	(0.48)	–	(0.48)
Class I
12/31/2016	9.93	0.64	0.14	0.78	–	(0.68)	(0.68)
12/31/2015	12.60	0.64	(2.61)	(1.97)	–	(0.70)	(0.70)
12/31/2014	14.38	0.79	(1.70)	(0.91)	(0.87)	–	(0.87)
6/21/2013 to 12/31/2013(c)	15.00	0.38	(0.52)	(0.14)	(0.48)	–	(0.48)
Class R2
12/31/2016	9.93	0.64	0.14	0.78	–	(0.68)	(0.68)
12/31/2015	12.60	0.64	(2.61)	(1.97)	–	(0.70)	(0.70)
12/31/2014	14.38	0.79	(1.70)	(0.91)	(0.87)	–	(0.87)
6/21/2013 to 12/31/2013(c)	15.00	0.34	(0.52)	(0.18)	(0.44)	–	(0.44)
Class R3
12/31/2016	9.93	0.64	0.14	0.78	–	(0.68)	(0.68)
12/31/2015	12.60	0.64	(2.61)	(1.97)	–	(0.70)	(0.70)
12/31/2014	14.38	0.79	(1.70)	(0.91)	(0.87)	–	(0.87)
6/21/2013 to 12/31/2013(c)	15.00	0.35	(0.52)	(0.17)	(0.45)	–	(0.45)
Class R4
12/31/2016	9.93	0.61	0.14	0.75	–	(0.66)	(0.66)
6/30/2015 to 12/31/2015(f)	11.53	0.29	(1.58)	(1.29)	–	(0.31)	(0.31)
Class R5
12/31/2016	9.93	0.64	0.15	0.79	–	(0.69)	(0.69)
6/30/2015 to 12/31/2015(f)	11.53	0.30	(1.57)	(1.27)	–	(0.33)	(0.33)
Class R6
12/31/2016	9.93	0.64	0.15	0.79	–	(0.69)	(0.69)
6/30/2015 to 12/31/2015(f)	11.53	0.31	(1.58)	(1.27)	–	(0.33)	(0.33)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on June 21, 2013.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on June 30, 2015.

90	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.03	7.60		1.05		3.50		5.87		$6,393	58.09
9.93	(16.32)		1.05		3.22		5.44		5,097	61.85
12.60	(7.05)		1.05		3.01		5.33		8,345	39.30
14.39	(0.97	)(d)	1.02	(e)	5.09	(e)	4.79	(e)	4,950	28.21	(d)

10.03	6.90		1.71		4.17		5.22		444	58.09
9.93	(16.92)		1.77		3.98		4.73		387	61.85
12.60	(7.71)		1.82		3.80		4.53		396	39.30
14.38	(1.43	)(d)	1.77	(e)	5.63	(e)	3.97	(e)	226	28.21	(d)

10.02	7.59		0.95		3.32		5.95		236	58.09
9.93	(16.23)		0.95		3.10		5.54		129	61.85
12.60	(6.88)		0.95		2.96		5.45		179	39.30
14.38	(0.99	)(d)	0.92	(e)	5.16	(e)	4.84	(e)	116	28.21	(d)

10.03	7.81		0.85		3.33		6.09		1,926	58.09
9.93	(16.15)		0.85		3.02		5.65		1,786	61.85
12.60	(6.79)		0.85		2.96		5.58		2,130	39.30
14.38	(0.94	)(d)	0.82	(e)	5.19	(e)	4.94	(e)	2,286	28.21	(d)

10.03	7.81		0.85		3.93		6.09		83	58.09
9.93	(16.15)		0.85		3.62		5.65		77	61.85
12.60	(6.79)		0.85		3.56		5.57		92	39.30
14.38	(1.23	)(d)	1.40	(e)	5.79	(e)	4.36	(e)	99	28.21	(d)

10.03	7.81		0.85		3.83		6.09		84	58.09
9.93	(16.15)		0.85		3.52		5.65		77	61.85
12.60	(6.79)		0.85		3.46		5.57		92	39.30
14.38	(1.18	)(d)	1.30	(e)	5.69	(e)	4.46	(e)	99	28.21	(d)

10.02	7.49		1.10		3.55		5.88		10	58.09
9.93	(11.24	)(d)	1.10	(e)	3.60	(e)	5.50	(e)	9	61.85	(d)

10.03	7.87		0.85		3.32		6.11		10	58.09
9.93	(11.13	)(d)	0.85	(e)	3.35	(e)	5.74	(e)	9	61.85	(d)

10.03	7.93		0.79		3.21		6.17		10	58.09
9.93	(11.11	)(d)	0.80	(e)	3.31	(e)	5.79	(e)	9	61.85	(d)

See Notes to Financial Statements.	91

Financial Highlights (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital
Class A
12/31/2016	$10.28	$0.37	$0.52	$0.89	$(0.36)	$(0.12)	$–
12/31/2015	12.04	0.33	(1.18)	(0.85)	(0.29)	(0.62)	–
12/31/2014	12.49	0.40	(0.12)	0.28	(0.49)	(0.24)	–
12/31/2013	11.42	0.39	1.26	1.65	(0.50)	(0.08)	–
12/31/2012	10.29	0.36	1.16	1.52	(0.38)	–	(0.01)
Class B
12/31/2016	9.32	0.25	0.49	0.74	(0.29)	(0.12)	–
12/31/2015	11.00	0.22	(1.07)	(0.85)	(0.21)	(0.62)	–
12/31/2014	11.46	0.26	(0.08)	0.18	(0.40)	(0.24)	–
12/31/2013	10.53	0.26	1.16	1.42	(0.41)	(0.08)	–
12/31/2012	9.51	0.25	1.09	1.34	(0.31)	–	(0.01)
Class C
12/31/2016	9.31	0.26	0.48	0.74	(0.29)	(0.12)	–
12/31/2015	11.00	0.23	(1.09)	(0.86)	(0.21)	(0.62)	–
12/31/2014	11.47	0.27	(0.09)	0.18	(0.41)	(0.24)	–
12/31/2013	10.54	0.27	1.16	1.43	(0.42)	(0.08)	–
12/31/2012	9.53	0.26	1.07	1.33	(0.31)	–	(0.01)
Class F
12/31/2016	10.29	0.37	0.54	0.91	(0.38)	(0.12)	–
12/31/2015	12.05	0.35	(1.18)	(0.83)	(0.31)	(0.62)	–
12/31/2014	12.49	0.42	(0.11)	0.31	(0.51)	(0.24)	–
12/31/2013	11.43	0.44	1.22	1.66	(0.52)	(0.08)	–
12/31/2012	10.29	0.36	1.19	1.55	(0.40)	–	(0.01)
Class I
12/31/2016	10.35	0.41	0.52	0.93	(0.39)	(0.12)	–
12/31/2015	12.12	0.39	(1.22)	(0.83)	(0.32)	(0.62)	–
12/31/2014	12.56	0.43	(0.11)	0.32	(0.52)	(0.24)	–
12/31/2013	11.49	0.42	1.26	1.68	(0.53)	(0.08)	–
12/31/2012	10.34	0.39	1.18	1.57	(0.41)	–	(0.01)
Class R2
12/31/2016	10.49	0.35	0.53	0.88	(0.33)	(0.12)	–
12/31/2015	12.27	0.32	(1.23)	(0.91)	(0.25)	(0.62)	–
12/31/2014	12.72	0.37	(0.13)	0.24	(0.45)	(0.24)	–
12/31/2013	11.62	0.33	1.30	1.63	(0.45)	(0.08)	–
12/31/2012	10.46	0.34	1.18	1.52	(0.35)	–	(0.01)

92	See Notes to Financial Statements.

			Ratios to Average Net Assets:*			Supplemental Data:

Total distri- butions	Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$(0.48)	$10.69	8.86	0.38	0.79	3.56	$138,336	23.80
(0.91)	10.28	(7.43)	0.35	0.74	2.90	160,336	21.63
(0.73)	12.04	2.15	0.34	0.74	3.12	167,387	40.53
(0.58)	12.49	14.66	0.31	0.77	3.20	139,986	23.32
(0.39)	11.42	15.02	0.30	0.80	3.31	110,910	36.34

(0.41)	9.65	8.07	1.13	1.54	2.66	1,626	23.80
(0.83)	9.32	(8.13)	1.09	1.48	2.05	2,800	21.63
(0.64)	11.00	1.49	1.08	1.48	2.26	4,533	40.53
(0.49)	11.46	13.70	1.05	1.51	2.32	6,020	23.32
(0.32)	10.53	14.24	1.04	1.54	2.51	6,939	36.34

(0.41)	9.64	8.15	1.12	1.54	2.79	34,137	23.80
(0.83)	9.31	(8.18)	1.10	1.49	2.14	42,026	21.63
(0.65)	11.00	1.47	1.08	1.48	2.36	45,990	40.53
(0.50)	11.47	13.76	1.05	1.51	2.45	35,963	23.32
(0.32)	10.54	14.17	1.04	1.53	2.62	29,821	36.34

(0.50)	10.70	9.01	0.23	0.64	3.57	4,867	23.80
(0.93)	10.29	(7.28)	0.20	0.59	2.98	8,747	21.63
(0.75)	12.05	2.39	0.19	0.59	3.30	12,885	40.53
(0.60)	12.49	14.73	0.16	0.62	3.60	6,472	23.32
(0.41)	11.43	15.28	0.15	0.65	3.31	2,423	36.34

(0.51)	10.77	9.18	0.13	0.54	3.89	11,092	23.80
(0.94)	10.35	(7.23)	0.10	0.48	3.21	10,633	21.63
(0.76)	12.12	2.47	0.09	0.49	3.34	42,754	40.53
(0.61)	12.56	14.85	0.06	0.52	3.44	34,086	23.32
(0.42)	11.49	15.42	0.05	0.55	3.57	22,289	36.34

(0.45)	10.92	8.52	0.73	1.14	3.33	408	23.80
(0.87)	10.49	(7.75)	0.70	1.09	2.81	364	21.63
(0.69)	12.27	1.86	0.69	1.09	2.88	116	40.53
(0.53)	12.72	14.13	0.66	1.12	2.68	89	23.32
(0.36)	11.62	14.71	0.61	1.11	3.05	107	36.34

See Notes to Financial Statements.	93

Financial Highlights (concluded)

MULTI-ASSET GLOBAL OPPORTUNITY FUND

			Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital
Class R3
12/31/2016	$10.34	$0.35	$0.53	$0.88	$(0.34)	$(0.12)	$–
12/31/2015	12.11	0.31	(1.20)	(0.89)	(0.26)	(0.62)	–
12/31/2014	12.55	0.37	(0.11)	0.26	(0.46)	(0.24)	–
12/31/2013	11.48	0.36	1.26	1.62	(0.47)	(0.08)	–
12/31/2012	10.34	0.35	1.16	1.51	(0.36)	–	(0.01)
Class R4
12/31/2016	10.28	0.38	0.51	0.89	(0.36)	(0.12)	–
6/30/2015 to 12/31/2015(c)	11.96	0.15	(1.10)	(0.95)	(0.11)	(0.62)	–
Class R5
12/31/2016	10.36	0.41	0.52	0.93	(0.39)	(0.12)	–
6/30/2015 to 12/31/2015(c)	12.04	0.17	(1.11)	(0.94)	(0.12)	(0.62)	–
Class R6
12/31/2016	10.35	0.41	0.53	0.94	(0.40)	(0.12)	–
6/30/2015 to 12/31/2015(c)	12.04	0.17	(1.11)	(0.94)	(0.13)	(0.62)	–

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on June 30, 2015.
(d)	Not annualized.
(e)	Annualized.

94	See Notes to Financial Statements.

				Ratios to Average Net Assets:*						Supplemental Data:

Total distri- butions	Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$(0.46)	$10.76	8.65		0.63		1.04		3.34		$6,401	23.80
(0.88)	10.34	(7.69)		0.58		0.97		2.66		6,322	21.63
(0.70)	12.11	2.01		0.55		0.95		2.91		6,780	40.53
(0.55)	12.55	14.33		0.53		0.99		2.95		5,785	23.32
(0.37)	11.48	14.81		0.52		1.02		3.17		5,211	36.34

(0.48)	10.69	8.88		0.36		0.78		3.67		10	23.80
(0.73)	10.28	(8.18	)(d)	0.31	(e)	0.74	(e)	2.79	(e)	9	21.63

(0.51)	10.78	9.28		0.11		0.52		3.92		10	23.80
(0.74)	10.36	(8.10	)(d)	0.07	(e)	0.49	(e)	3.03	(e)	9	21.63

(0.52)	10.77	9.23		0.13		0.39		3.92		43,320	23.80
(0.75)	10.35	(8.09	)(d)	0.09	(e)	0.37	(e)	3.02	(e)	34,823	21.63

See Notes to Financial Statements.	95

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following four funds (each, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”), Class A, C, F, I, R2, R3, R4, R5 and R6 shares; Lord Abbett Emerging Markets Currency Fund (“Emerging Markets Currency Fund”), Class A, B, C, F, I, P, R2, R3, R4, R5 and R6 shares; Lord Abbett Emerging Markets Local Bond Fund (“Emerging Markets Local Bond Fund”), Class A, C, F, I, R2, R3, R4, R5 and R6 shares and Lord Abbett Multi-Asset Global Opportunity Fund (“Multi-Asset Global Opportunity Fund”), Class A, B, C, F, I, P, R2, R3, R4, R5 and R6 shares. The Funds no longer issue Class B shares for purchase. Emerging Markets Currency Fund’s Class P shares were fully redeemed during the fiscal year. As of the date of this report, Multi-Asset Global Opportunity Fund has not issued Class P shares. Emerging Markets Corporate Debt Fund and Multi-Asset Global Opportunity Fund are each diversified as defined in the Act and Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are each non-diversified as defined in the Act.

Emerging Markets Currency Fund’s investment objective is to seek high total return. Emerging Markets Corporate Debt Fund, Emerging Markets Local Bond Fund and Multi-Asset Global Opportunity Fund’s investment objective is total return. Multi-Asset Global Opportunity Fund invests principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Notes to Financial Statements (continued)

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Exchange Traded Funds (“ETF”) actively traded on any recognized exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Notes to Financial Statements (continued)

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal periods ended December 31, 2013 through December 31, 2016. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu

Notes to Financial Statements (continued)

of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(l)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(m)	Interest Rate Swaps–Each Fund may invest in interest rate swaps in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest

Notes to Financial Statements (continued)

payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions on each Fund’s Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

(n)	Credit Default Swaps–Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market. During the period, Emerging Markets Currency Fund entered into credit default swaps based on CMBX indexes, which are comprised of a basket of commercial mortgage-backed securities. Multi-Asset Global Opportunity Fund entered into a centrally cleared credit default swap based on a CDX high yield index, which are comprised of a basket of high yield securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current

Notes to Financial Statements (continued)

payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. There is minimal counterparty credit risk in instances where credit default swaps are traded through a central clearinghouse, which guarantees against default.

(o)	Floating Rate Loans–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which a Fund invests may be subject to some restrictions on resale. For example, a Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, a Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of a Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of December 31, 2016, each Fund had no unfunded loan commitments.

Notes to Financial Statements (continued)

(p)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of December 31, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Emerging Markets Corporate Debt Fund and Emerging Markets Local Bond Fund

First $2 billion	.70%
Next $3 billion	.65%
Over $5 billion	.60%

Notes to Financial Statements (continued)

Emerging Markets Currency Fund

First $1 billion	.50%
Over $1 billion	.45%

Multi-Asset Global Opportunity Fund’s management fee is ..25% of the Fund’s average daily net assets.

For the fiscal year ended December 31, 2016, the effective management fee, net of waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Emerging Markets Corporate Debt Fund	.08%
Emerging Markets Currency Fund	.50%
Emerging Markets Local Bond Fund	.00%
Multi-Asset Global Opportunity Fund	.10%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the average daily net assets of each of Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund, Emerging Markets Local Bond Fund and, beginning May 1, 2016, Multi-Asset Global Opportunity Fund.

For the fiscal year ended December 31, 2016 and continuing through April 30, 2017, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

		Classes
Fund	A, C, F, I, R2, R3, R4 and R5		R6
Emerging Markets Corporate Debt Fund	.85%		.77%	(1)
Emerging Markets Local Bond Fund	.85%		.79%	(1)

(1)	Prior to May 1, 2016 Lord Abbett had contractually agreed to waive its fees and reimburse expenses for Emerging Markets Corporate Debt Fund and Emerging Markets Local Bond Fund to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees, to an annual rate of 0.79% and 0.80% respectively for Class R6.

For the fiscal year ended December 31, 2016 and continuing through April 30, 2017, Lord Abbett has contractually agreed to waive its management fee at the annual rate of .15% for Multi-Asset Global Opportunity Fund.

All contractual management fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only on approval of the Board.

Multi-Asset Global Opportunity Fund has entered into a Servicing Arrangement with the Underlying Funds in which it invests pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees, fund administration fees and distribution and service fees) of Multi-Asset Global Opportunity Fund in proportion to the average daily value of total Underlying Fund shares owned by Multi-Asset Global Opportunity Fund. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds in Multi-Asset Global Opportunity Fund’s Statement of Operations and Receivables from affiliates on Multi-Asset Global Opportunity Fund’s Statement of Assets and Liabilities. Effective January, 1, 2017, the Board approved the discontinuation of the Servicing Arrangement with the Fund of Funds managed by Lord Abbett. As a result, each Fund of Fund will bear its expenses fully as of that date.

Notes to Financial Statements (continued)

The Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund, and Emerging Markets Local Bond Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees, fund administration fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Service Arrangement, if applicable, are included in the Subsidy expense of each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Asset and Liabilities. Effective January 1, 2017, the Board approved the discontinuation of the Servicing Agrangement with the Fund of Funds managed by Lord Abbett. As a result, each Fund of Funds will bear its expenses fully, and each of the Underlying Funds will no longer a portion of Fund of Fund expenses.

As of December 31, 2016, the percentages of Emerging Markets Currency Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Global Opportunity Fund, Lord Abbett Multi-Asset Growth Fund and Lord Abbett Multi-Asset Income Fund were 40.12%, 8.83%, 4.18% and 36.21%, respectively.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A(1)	Class B(2)	Class C(3)	Class F(4)	Class P(2)	Class R2**	Class R3**	Class R4
Service	.15%	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
**	Prior to the sale of shares to unaffiliated investors, service and distribution fees were fully waived.
(1)	The Class A 12b-1 fee for Multi-Asset Global Opportunity Fund is .25% (.25% service, .00% distribution) of the Fund’s average daily net assets.
(2)	Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund only.
(3)	Except for Multi-Asset Global Opportunity Fund, each Fund’s Class C 12b-1 fee is a blended rate calculated based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate.
(4)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class I, R5 and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended December 31, 2016:

Distributor Commissions		Dealers’ Concessions
Emerging Markets Corporate Debt Fund	$ 847	$ 5,082
Emerging Markets Currency Fund	599	3,753
Emerging Markets Local Bond Fund	441	2,498
Multi-Asset Global Opportunity Fund	17,641	120,839

Notes to Financial Statements (continued)

Distributor received the following amount of CDSCs for the fiscal year ended December 31, 2016:

	Class A	Class C
Emerging Markets Corporate Debt Fund	$–	$–
Emerging Markets Currency Fund	573	236
Emerging Markets Local Bond Fund	–	–
Multi-Asset Global Opportunity Fund	2,314	5,758

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund and declared and paid quarterly for Multi-Asset Global Opportunity Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended December 31, 2016 and 2015 was as follows:

	Emerging Markets Corporate Debt Fund		Emerging Markets Currency Fund
	Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2016	Year Ended 12/31/2015
Distributions paid from:
Ordinary income	$1,556,088	$1,048,314	$22,915,705	$7,101,684
Return of capital	–	–	–	7,771,984
Total distributions paid	$1,556,088	$1,048,314	$22,915,705	$14,873,668

	Emerging Markets Local Bond Fund		Multi-Asset Global Opportunity Fund
	Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2016	Year Ended 12/31/2015
Distributions paid from:
Tax-exempt income	$–	$–	$22,167	$21,272
Ordinary income	–	–	8,778,337	7,547,772
Net long-term capital gains	–	–	2,727,269	15,235,015
Return of capital	556,800	523,251	–	–
Total distributions paid	$556,800	$523,251	$11,527,773	$22,804,059

Notes to Financial Statements (continued)

As of December 31, 2016, the components of accumulated gains (losses) on a tax-basis were as follows:

	Emerging Markets Corporate Debt Fund	Emerging Markets Currency Fund
Capital loss carryforwards*	$(178,938)	$(99,238,764)
Temporary differences	(4,135)	(1,966,708)
Unrealized gains (losses) – net	486,427	(11,910,220)
Total accumulated gains (losses) – net	$303,354	$(113,115,692)

	Emerging Markets Local Bond Fund	Multi-Asset Global Opportunity Fund
Undistributed ordinary income – net	$–	$30,137
Total undistributed earnings	–	30,137
Capital loss carryforwards*	(408,316)	(2,728,487)
Temporary differences	(35,389)	(49,488)
Unrealized losses – net	(1,522,690)	(27,832,606)
Total accumulated losses – net	$(1,966,395)	$(30,580,444)

*	The capital losses will carryforward indefinitely.

At each Fund’s election, certain losses incurred within the taxable year (Qualified Late-Year Losses) are deemed to arise on the first business day of the Fund’s next taxable year. Emerging Markets Currency Fund incurred and will elect to defer late-year ordinary losses of $1,796,973 during fiscal 2016.

As of December 31, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Corporate Debt Fund	Emerging Markets Currency Fund
Tax cost	$29,055,960	$383,369,195
Gross unrealized gain	722,806	2,323,590
Gross unrealized loss	(236,379)	(11,590,160)
Net unrealized security gain (loss)	$486,427	$(9,266,570)

	Emerging Markets Local Bond Fund	Multi-Asset Global Opportunity Fund
Tax cost	$10,036,667	$266,851,335
Gross unrealized gain	142,342	6,125,424
Gross unrealized loss	(1,622,044)	(33,958,032)
Net unrealized security loss	$(1,479,702)	$(27,832,608)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, amortization of premium and wash sales.

Permanent items identified during the fiscal year ended December 31, 2016 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Distributions in Excess of Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
Emerging Markets Corporate Debt Fund	$118,480	$(118,480)	$–
Emerging Markets Currency Fund	14,804,326	(14,786,287)	(18,039)
Emerging Markets Local Bond Fund	(431,653)	705,054	(273,401)
Multi-Asset Global Opportunity Fund	(577,055)	497,055	80,000

Notes to Financial Statements (continued)

The permanent differences are attributable to the tax treatment of foreign currency transactions, certain securities, net investment losses, premium amortization, certain distributions, and principal paydown gains and losses.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2016 were as follows:

	U.S. Government Purchases*	Purchases		U.S. Government Sales*	Sales
Emerging Markets Corporate Debt Fund	$1,405,598	$33,776,999		$1,399,003	$42,526,066
Emerging Markets Currency Fund	31,653,513	316,634,447		45,604,677	323,214,911
Emerging Markets Local Bond Fund	–	6,003,317		–	4,748,310
Multi-Asset Global Opportunity Fund	–	60,044,642	**	–	96,809,972	**

*	Includes U.S. Government sponsored enterprises securities.
**	Includes purchases of $60,044,642 and sales of $93,742,975 of Underlying Funds.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended December 31, 2016, the following Funds engaged in cross-trades:

Fund	Purchases	Sales	Realized Gain/(Loss )
Emerging Markets Currency Fund	$4,254,744	$22,580,410	$(279,429)
Emerging Markets Corporate Debt Fund	–	8,020	(196)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into forward foreign currency exchange contracts for the fiscal year ended December 31, 2016 (as described in note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits with brokers as collateral.

Multi-Asset Global Opportunity Fund entered into E-Mini S&P 500 Index futures contracts for the fiscal year ended December 31, 2016 (as described in note 2(h)) for investment purposes. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Financial Statements (continued)

Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund, and Multi-Asset Global Opportunity Fund entered into U.S. Treasury futures contracts for the fiscal year ended December 31, 2016 (as described in note 2(h)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund entered into credit default swaps on indexes for the fiscal year ended December 31, 2016 (as described in note 2(n)) to hedge credit risk. Credit default swaps on indexes involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. Emerging Markets Currency Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. There is minimal counterparty credit risk to the Multi-Asset Global Opportunity Fund since centrally cleared credit default swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

Emerging Markets Currency Fund entered into interest rate swaps for the fiscal year ended December 31, 2016 (as described in note 2(m)) to economically hedge against interest rate risk. The Fund’s use of interest rate swaps involves the risk that Lord Abbett will not accurately predict expectations of interest rates, and the Fund’s returns could be reduced as a result. There is minimal counterparty credit risk to the Fund since interest rate swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared interest rate swaps, the clearinghouse guarantees interest rate swaps against default.

As of December 31, 2016, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

	Emerging Markets Corporate Debt Fund
		Interest Rate
Asset Derivatives		Contracts
Futures Contracts(1)		$9,654

Liability Derivatives
Futures Contracts(1)		$ 340

		Emerging Markets Currency Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Interest Rate Swaps	$479,581	$–	$–
Forward Foreign Currency Exchange Contracts(2)	–	5,911,446	–
Futures Contracts(1)	114,839	–	–

Liability Derivatives
Credit Default Swaps(3)	$–	$–	$91
Forward Foreign Currency Exchange Contracts(4)	–	13,079,304	–

Notes to Financial Statements (continued)

	Emerging Markets Local Bond Fund
Asset Derivatives		Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(2)		$24,051

Liability Derivatives
Forward Foreign Currency Exchange Contracts(4)		$24,196

	Multi-Asset Global Opportunity Fund
Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(2)	$–	$–	$1,569,788
Futures Contracts(1)	–	92,452	–

Liability Derivatives
Futures Contracts(1)	$200,163	$–	$–
Forward Foreign Currency Exchange Contracts(4)	–	–	243,076

(1)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(2)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)	Statements of Assets and Liabilities location: Credit default swap agreements payable, at fair value.
(4)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative instruments for the year ended December 31, 2016, were as follows:

	Emerging Markets Corporate Debt Fund
	Interest Rate Contracts	Forward Currency Contracts	Credit Contracts
Net Realized Gain (Loss)(1)
Swaps Contracts	–	–	$(539)
Forward Foreign Currency Exchange Contracts	–	$33,722	–
Futures Contracts	$72,649	–	–
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$7,974	$–	$–
Forward Foreign Currency Exchange Contracts	$–	$1,382	$–
Average Number of Contracts/Notional Amounts*
Futures Contracts(3)	23	–	–
Swaps Contracts(4)	–	–	$124,385
Forward Foreign Currency Exchange Contracts(4)	–	$1,978,821	–

Notes to Financial Statements (continued)

		Emerging Markets Currency Fund
	Interest Rate Contracts	Forward Currency Contracts	Credit Contracts
Net Realized Gain (Loss)(1)
Swaps Contracts	$(327,477)	–	$118,940
Forward Foreign Currency Exchange Contracts	–	$13,938,719	–
Futures Contracts	$(265,230)	–	–
Net Change in Unrealized Appreciation/Depreciation(2)
Swaps Contracts	$480,672	–	$(118,520)
Forward Foreign Currency Exchange Contracts	–	$(2,221,991)	–
Futures Contracts	$(172,110)	–	–
Average Number of Contracts/Notional Amounts*
Swaps Contracts(4)	$53,769,231	–	$2,117,537
Forward Foreign Currency Exchange Contracts(4)	–	$619,450,496	–
Futures Contracts(3)	545	–	–

Emerging Markets Local Bond Fund
	Interest Rate Contracts	Forward Currency Contracts
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	–	$(232,231)
Futures Contracts	$(5,060)	–
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	–	$(11,831)
Futures Contracts	$(838)	–
Average Number of Contracts/Notional Amounts
Forward Foreign Currency Exchange Contracts(4)	–	$6,640,681
Futures Contracts(3)	1	–

Notes to Financial Statements (continued)

		Multi-Asset Global Opportunity Fund

	Interest Rate Contracts	Forward Currency Contracts	Equity Contracts	Credit Contracts
Net Realized Gain (Loss)(1)
Swaps Contracts	–	–	–	$232,023
Forward Foreign Currency
Exchange Contracts	–	$749,583	–	–
Futures Contracts	$139,838	–	$303,124	–
Net Change in Unrealized Appreciation/Depreciation(2)
Swaps Contracts	–	–	–	$(118,036)
Forward Foreign Currency
Exchange Contracts	–	$1,263,011	–	–
Futures Contracts	$64,491	–	$(210,189)	–
Average Number of Contracts/Notional Amounts*
Swaps Contracts(4)	–	–	–	$5,315,385
Forward Foreign Currency
Exchange Contracts(4)	–	$41,848,068	–	–
Futures Contracts(3)	98	–	87	–

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended November 30, 2016.
(1)	Statements of Operations location: Net realized loss on futures contracts, swaps and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents number of contracts.
(4)	Amount represents notional amounts in U.S. dollars.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statements of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

		Emerging Markets Corporate Debt Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$264,244	$–	$264,244
Total	$264,244	$–	$264,244

Notes to Financial Statements (continued)

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$264,244	$–	$–	$264,244	$–
Total	$264,244	$–	$–	$264,244	$–

		Emerging Markets Currency Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$5,911,446	$–	$5,911,446
Total	$5,911,446	$–	$5,911,446

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$316,159	$(257,591)	$–	$–	$58,568
Barclays Bank plc	1,061,138	(223,225)	(837,913)	–	–
Citibank	97,204	(97,204)	–	–	–
Goldman Sachs	530,337	(530,337)	–	–	–
J.P. Morgan Chase	492,535	(492,535)	–	–	–
Morgan Stanley	99,261	(99,261)	–	–	–
Standard Chartered Bank	1,250,792	(1,250,792)	–	–	–
State Street Bank and Trust	1,467,132	(1,085,893)	–	–	381,239
UBS AG	596,888	(596,888)	–	–	–
Total	$5,911,446	$(4,633,726)	$(837,913)	$–	$439,807

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Credit Default Swap Contracts	$91	$–	$91
Forward Foreign Currency
Exchange Contracts	13,079,304	–	13,079,304
Total	$13,079,395	$–	$13,079,395

Notes to Financial Statements (continued)

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$257,591	$(257,591)	$–	$–	$–
Barclays Bank plc	223,225	(223,225)	–	–	–
Citibank	2,475,480	(97,204)	(2,378,276)	–	–
Credit Suisse	91	–	–	–	91
Goldman Sachs	1,501,403	(530,337)	(971,066)	–	–
J.P. Morgan Chase	3,253,934	(492,535)	(2,761,399)	–	–
Morgan Stanley	412,866	(99,261)	(313,605)	–	–
Standard Chartered Bank	1,804,159	(1,250,792)	(553,367)	–	–
State Street Bank and Trust	1,085,893	(1,085,893)	–	–	–
UBS AG	2,064,753	(596,888)	(1,100,000)	–	367,865
Total	$13,079,395	$(4,633,726)	$(8,077,713)	$–	$367,956

		Emerging Markets Local Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$24,051	$–	$24,051
Total	$24,051	$–	$24,051

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$4,122	$(422)	$–	$–	$3,700
Goldman Sachs	412	–	–	–	412
Morgan Stanley	364	(364)	–	–	–
Standard Chartered Bank	1,661	(876)	–	–	785
State Street Bank and Trust	17,492	(17,492)	–	–	–
Total	$24,051	$(19,154)	$–	$–	$4,897

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$24,196	$–	$24,196
Total	$24,196	$–	$24,196

Notes to Financial Statements (continued)

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$422	$(422)	$–	$–	$–
Morgan Stanley	770	(364)	–	–	406
Standard Chartered Bank	876	(876)	–	–	–
State Street Bank and Trust	21,863	(17,492)	–	–	4,371
UBS AG	265	–	–	–	265
Total	$24,196	$(19,154)	$–	$–	$5,042

		Multi-Asset Global Opportunity Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,569,788	$–	$1,569,788
Repurchase Agreement	123,888	–	123,888
Total	$1,693,676	$–	$1,693,676

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Citibank	$82,587	$–	$–	$–	$82,587
Fixed Income Clearing Corp.	123,888	–	–	(123,888)	–
Goldman Sachs	83,689	(74,468)	–	–	9,221
Morgan Stanley	113,242	–	–	–	113,242
Standard Chartered Bank	1,032,275	(47,959)	(984,316)	–	–
State Street Bank and Trust	257,995	(45,085)	(212,910)	–	–
Total	$1,693,676	$(167,512)	$(1,197,226)	$(123,888)	$205,050

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$243,076	$–	$243,076
Total	$243,076	$–	$243,076

Notes to Financial Statements (continued)

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Goldman Sachs	$74,468	$(74,468)	$–	$–	$–
Standard Chartered Bank	47,959	(47,959)	–	–	–
State Street Bank and Trust	45,085	(45,085)	–	–	–
UBS AG	75,564	–	–	–	75,564
Total	$243,076	$(167,512)	$–	$–	$75,564

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of December 31, 2016.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of December 31, 2016.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

The Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. The Facility will continue through August 28, 2017.

During the fiscal year ended December 31, 2016, the Funds did not utilize the Facility.

11.	INTERFUND LENDING PROGRAM

On July 26, 2016, the U.S. Securities and Exchange Commission issued an exemptive order (“SEC exemptive order”) which permits certain registered open-end management investment companies managed by Lord Abbett, including the Funds, to participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds to borrow

Notes to Financial Statements (continued)

money from and lend money to each other for temporary or emergency purposes subject to limitations and conditions.

During the fiscal year ended December 31, 2016, Emerging Markets Currency Fund participated as a lender in the Interfund Lending Program. The average amount loaned and average interest rate were $11,311,646 and 0.725%, respectively. The Fund earned interest of $1,034, which is included in the Statement of Operations.

There were no interfund loans outstanding as of December 31, 2016.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Global Opportunity Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) for the fiscal year ended December 31, 2016:

Multi-Asset Global Opportunity Fund

	Balance of			Balance of		Net Realized	Dividend
	Shares			Shares		Gain (Loss)	Income
	Held at	Gross	Gross	Held at	Fair Value at	1/1/2016 to	1/1/2016 to
Affiliated Issuer	12/31/2015	Additions	Sales	12/31/2016	12/31/2016	12/31/2016	12/31/2016
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	1,729,666	296,894	(460,512)	1,566,048	$33,231,536	$448,174	$500,549
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	9,436,733	1,293,806	(4,035,674)	6,694,865	34,143,814	(4,440,675)	2,351,528
Lord Abbett Investment Trust – High Yield Fund – Class I	6,332,184	1,169,235	(2,728,933)	4,772,486	35,984,545	(1,837,621)	2,687,266
Lord Abbett Securities Trust – International Core Equity Fund – Class I	–	502,143	(32,977)	469,166	5,493,933	19,937	135,148
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	16,052,209	1,008,989	(3,389,080)	13,672,118	91,876,633	(4,392,935)	3,863,647
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	1,187,355	265,082	(287,016)	1,165,421	33,179,548	2,636,497	284,556
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	57,948	4,293,599	(3,192,284)	1,159,263	4,984,830	(14,473)	81,213
Total					$238,894,839	$(7,581,096)	$9,903,907

Notes to Financial Statements (continued)

14.	INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, and higher transaction costs. These risks generally are greater for emerging markets securities. Foreign investments also may be affected by changes in currency rates or currency controls.

Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are non-diversified, which means that they each may invest a greater portion of their assets in a single issuer than a diversified fund. Thus, they may be exposed to greater risk.

Each Fund may invest in swap contracts. Swap contracts may be bilateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, swap contracts may involve a small investment of cash compared to the risk assumed, with the result that small changes may produce disproportionate and substantial gains or losses to a Fund.

Each Fund may invest in credit default swap and interest rate swap contracts. Such contracts are subject to the risk that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. There is minimal counterparty credit risk in instances where credit default and interest rate swaps are traded through a central clearinghouse, which guarantees against default. Credit default swaps are subject to the risk and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the swap is based. Interest rate swaps are subject to the risk that Lord Abbett does not correctly anticipate changes in interest rates.

Illiquid securities may lower a Fund’s returns since it may be unable to sell these securities at its desired time or price. To the extent illiquid securities can be sold, a Fund may have to do so at disadvantageous prices in order to meet requests for the redemption of Fund shares.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of each Fund’s holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage.

Each Fund is subject to the general risks and considerations associated with investing in debt securities, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in a Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with junk bonds.

Notes to Financial Statements (continued)

The mortgage-related securities in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security.

Foreign currency exchange rates may fluctuate significantly over short periods of time. Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund that are denominated in those currencies.

The securities markets of developing or emerging countries tend to be less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

Bonds issued or guaranteed by foreign governments and governmental entities (commonly referred to as “sovereign debt”) are subject to the risk that such governments or entities are unable or unwilling to make interest payments and/or repay the principal owed. Each of Emerging Markets Corporate Debt Fund and Emerging Markets Local Bond Fund may have limited recourse in such instances.

Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund believe that their investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of each Fund’s foreign currency gains as nonqualifying income.

The value of Multi-Asset Global Opportunity Fund’s investments will fluctuate in response to various factors related to domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Fund invests through its Underlying Funds. Because equity and fixed income investments can move in different directions or to different degrees, fixed income investments may counteract some of the volatility experienced by equity holdings, but the diminished risk that may accompany this investment approach also may result in lower returns.

These factors can affect each Fund’s performance.

Notes to Financial Statements (continued)

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Emerging Markets Corporate Debt Fund	Year Ended December 31, 2016		Year Ended December 31, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	626,280	$9,624,073	569,542	$8,508,814
Reinvestment of distributions	34,340	518,899	29,953	444,013
Shares reacquired	(1,118,621)	(17,046,361)	(95,739)	(1,410,778)
Increase (decrease)	(458,001)	$(6,903,389)	503,756	$7,542,049
Class C Shares
Shares sold	64,638	$996,895	19,958	$297,313
Reinvestment of distributions	2,087	31,622	1,511	22,472
Shares reacquired	(26,480)	(402,036)	(13,148)	(193,561)
Increase	40,245	$626,481	8,321	$126,224
Class F Shares
Shares sold	969,753	$14,302,947	1,029,041	$15,143,533
Reinvestment of distributions	32,444	489,655	8,499	124,512
Shares reacquired	(1,057,051)	(15,569,272)	(176,963)	(2,587,182)
Increase (decrease)	(54,854)	$(776,670)	860,577	$12,680,863
Class I Shares
Shares sold	–	$–	488,751	$7,424,082
Reinvestment of distributions	31,367	473,182	27,429	406,863
Shares reacquired	(194,229)	(3,031,426)	(126,077)	(1,856,737)
Increase (decrease)	(162,862)	$(2,558,244)	390,103	$5,974,208
Class R2 Shares
Shares sold	–	$–	–	$–
Reinvestment of distributions	353	5,339	346	5,149
Shares reacquired	–	–	–	–
Increase	353	$5,339	346	$5,149
Class R3 Shares
Reinvestment of distributions	353	$5,339	346	$5,150
Increase	353	$5,339	346	$5,150
Class R4 Shares(a)
Shares sold	–	$–	668	$10,000
Reinvestment of distributions	30	457	15	218
Increase	30	$457	683	$10,218
Class R5 Shares(a)
Shares sold	1,634	$23,973	668	$10,000
Reinvestment of distributions	91	1,387	16	231
Shares reacquired	(69.00)	(1,072)	–	–
Increase	1,656	$24,288	684	$10,231
Class R6 Shares(a)
Shares sold	–	$–	668	$10,000
Reinvestment of distributions	32.49	492	16	234
Increase	32.49	$492	684	$10,234

Notes to Financial Statements (continued)

Emerging Markets Currency Fund	Year Ended December 31, 2016		Year Ended December 31, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	490,790	$2,559,080	323,326	$1,756,595
Converted from Class B*	15,609	81,471	12,569	69,327
Reinvestment of distributions	187,047	966,424	121,039	653,791
Shares reacquired	(1,117,043)	(5,837,072)	(1,746,230)	(9,449,584)
Decrease	(423,597)	$(2,230,097)	(1,289,296)	$(6,969,871)
Class B Shares
Shares sold	75	$395	195	$1,029
Reinvestment of distributions	789	4,096	917	4,991
Shares reacquired	(9,196)	(48,819)	(14,440)	(76,748)
Converted to Class A*	(15,538)	(81,471)	(12,508)	(69,327)
Decrease	(23,870)	$(125,799)	(25,836)	$(140,055)
Class C Shares
Shares sold	46,051	$241,406	56,227	$307,122
Reinvestment of distributions	27,145	140,843	19,797	107,601
Shares reacquired	(374,321)	(1,954,356)	(661,916)	(3,639,417)
Decrease	(301,125)	$(1,572,107)	(585,892)	$(3,224,694)
Class F Shares
Shares sold	394,398	$2,051,518	578,216	$3,165,976
Reinvestment of distributions	78,172	403,921	68,922	374,016
Shares reacquired	(883,313)	(4,597,477)	(2,537,902)	(13,803,302)
Decrease	(410,743)	$(2,142,038)	(1,890,764)	$(10,263,310)
Class I Shares
Shares sold	22,538,806	$119,250,459	40,612,981	$226,848,807
Reinvestment of distributions	4,101,552	21,172,370	2,533,796	13,567,438
Shares reacquired	(43,629,353)	(224,196,217)	(11,412,576)	(59,312,827)
Increase (decrease)	(16,988,995)	$(83,773,388)	31,734,201	$181,103,418
Class P Shares
Shares sold	–	$–	1	$3
Reinvestment of distributions	–	–	8	45
Shares reacquired	–	–	(561)	(2,905)
Increase (decrease)	–	$–	(552)	$(2,857)
Class R2 Shares
Shares sold	6,250	$32,694	7,072	$37,976
Reinvestment of distributions	169	873	84	456
Shares reacquired	(7,595)	(39,619)	(6,384)	(35,180)
Increase (decrease)	(1,176)	$(6,052)	772	$3,252
Class R3 Shares
Shares sold	34,012	$174,691	34,940	$189,009
Reinvestment of distributions	3,281	16,906	1,989	10,720
Shares reacquired	(35,204)	(183,283)	(72,085)	(385,092)
Increase (decrease)	2,089	$8,314	(35,156)	$(185,363)

Notes to Financial Statements (continued)

Emerging Markets Currency Fund	Year Ended December 31, 2016		Year Ended December 31, 2015
Class R4 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	–	$–	1,808	$10,000
Reinvestment of distributions	101	517	26	135
Increase	101	$517	1,834	$10,135
Class R5 Shares(a)
Shares sold	16	$86	1,812	$10,000
Reinvestment of distributions	106	546	28	147
Increase	122	$632	1,840	$10,147
Class R6 Shares(a)
Shares sold	–	$–	1,812	$10,000
Reinvestment of distributions	107	554	29	152
Increase	107	$554	1,841	$10,152

Emerging Markets Local Bond Fund	Year Ended December 31, 2016		Year Ended December 31, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	130,631	$1,385,183	40,499	$478,683
Reinvestment of distributions	35,935	375,695	31,797	356,143
Shares reacquired	(42,532)	(441,764)	(221,177)	(2,650,660)
Increase (decrease)	124,034	$1,319,114	(148,881)	$(1,815,834)
Class C Shares
Shares sold	19,543	$205,516	16,533	$193,322
Reinvestment of distributions	1,728	18,065	1,371	15,165
Shares reacquired	(15,978)	(166,023)	(10,384)	(109,449)
Increase	5,293	$57,558	7,520	$99,038
Class F Shares
Shares sold	58,329	$621,419	5	$60
Reinvestment of distributions	1,197	12,362	817	9,178
Shares reacquired	(48,930)	(488,245)	(2,081)	(24,309)
Increase (decrease)	10,596	$145,536	(1,259)	$(15,071)
Class I Shares
Reinvestment of distributions	12,122	$126,613	10,818	$121,076
Increase	12,122	$126,613	10,818	$121,076
Class R2 Shares
Reinvestment of distributions	525	$5,487	469	$5,249
Increase	525	$5,487	469	$5,249
Class R3 Shares
Reinvestment of distributions	526	$5,489	469	$5,251
Increase	526	$5,489	469	$5,251
Class R4 Shares(a)
Shares sold	–	$–	867	$10,000
Reinvestment of distributions	58.13	609	27	275
Increase	58.13	$609	894	$10,275

Notes to Financial Statements (continued)

Emerging Markets Local Bond Fund	Year Ended December 31, 2016		Year Ended December 31, 2015
Class R5 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	–	$–	867	$10,000
Reinvestment of distributions	60.69	635	28	287
Increase	60.69	$635	895	$10,287
Class R6 Shares(a)
Shares sold	–	$–	867	$10,000
Reinvestment of distributions	61	641	28	289
Increase	61	$641	895	$10,289

Multi-Asset Global Opportunity Fund	Year Ended December 31, 2016		Year Ended December 31, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,848,399	$19,019,908	4,263,454	$49,309,490
Converted from Class B*	50,505	516,452	62,334	729,493
Reinvestment of distributions	626,033	6,578,705	1,184,695	13,110,946
Shares reacquired	(5,182,635)	(53,956,237)	(3,813,481)	(43,382,262)
Increase (decrease)	(2,657,698)	$(27,841,172)	1,697,002	$19,767,667
Class B Shares
Shares sold	11,095	$101,963	16,526	$178,696
Reinvestment of distributions	8,859	84,046	26,789	270,520
Shares reacquired	(95,974)	(896,511)	(86,495)	(888,995)
Converted to Class A*	(55,877)	(516,452)	(68,472)	(729,493)
Decrease	(131,897)	$(1,226,954)	(111,652)	$(1,169,272)
Class C Shares
Shares sold	423,044	$3,928,011	1,414,180	$14,911,064
Reinvestment of distributions	157,755	1,497,694	334,231	3,357,652
Shares reacquired	(1,550,694)	(14,490,196)	(1,417,141)	(14,640,774)
Increase (decrease)	(969,895)	$(9,064,491)	331,270	$3,627,942
Class F Shares
Shares sold	140,441	$1,468,581	532,287	$6,345,814
Reinvestment of distributions	20,204	212,262	70,935	792,597
Shares reacquired	(556,143)	(5,700,647)	(822,268)	(9,413,791)
Decrease	(395,498)	$(4,019,804)	(219,046)	$(2,275,380)
Class I Shares
Shares sold	20,562	$210,307	180,415	$2,177,760
Reinvestment of distributions	9,806	103,921	95,146	1,103,026
Shares reacquired	(27,553)	(288,891)	(2,775,791)	(33,492,460)
Increase (decrease)	2,815	$25,337	(2,500,230)	$(30,211,674)
Class R2 Shares
Shares sold	4,773	$50,246	31,990	$361,085
Reinvestment of distributions	1,483	15,931	1,514	16,698
Shares reacquired	(3,611)	(36,818)	(8,204)	(89,557)
Increase	2,645	$29,359	25,300	$288,226

Notes to Financial Statements (concluded)

Multi-Asset Global Opportunity Fund	Year Ended December 31, 2016		Year Ended December 31, 2015
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	134,579	$1,396,105	137,417	$1,607,603
Reinvestment of distributions	27,218	287,896	46,733	520,576
Shares reacquired	(178,118)	(1,879,782)	(132,775)	(1,526,238)
Increase (decrease)	(16,321)	$(195,781)	51,375	$601,941
Class R4 Shares(a)
Shares sold	–	$–	836	$10,000
Reinvestment of distributions	42	442	57	619
Increase	42	$442	893	$10,619
Class R5 Shares(a)
Shares sold	–	$–	831	$10,000
Reinvestment of distributions	43.67	463	57	627
Increase	43.67	$463	888	$10,627
Class R6 Shares(a)
Shares sold	478,011	$5,000,000	3,145,367	$37,996,000
Reinvestment of distributions	182,208	1,932,044	217,599	2,377,506
Increase	660,219	$6,932,044	3,362,966	$40,373,506

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Shares commenced on June 30, 2015.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Lord Abbett Global Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Global Fund, Inc. comprising the Lord Abbett Emerging Markets Corporate Debt Fund, Lord Abbett Emerging Markets Currency Fund, Lord Abbett Emerging Markets Local Bond Fund, and Lord Abbett Multi-Asset Global Opportunity Fund (collectively, the “Funds”), as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the Lord Abbett Global Fund, Inc. as of December 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
February 24, 2017

Investments in Underlying Funds (unaudited)

Multi-Asset Global Opportunity Fund invests in Underlying Funds managed by Lord Abbett. As of December 31, 2016, Multi-Asset Global Opportunity Fund’s investments in the Underlying Funds were allocated as follows:

Underlying Fund Name	% of Investments in Underlying Funds
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	13.91%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	14.29%
Lord Abbett Investment Trust – High Yield Fund – Class I	15.06%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	2.30%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	38.46%
Lord Abbett Mid Cap Stock Fund – Class I	13.89%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	2.09%

The Ten Largest Holdings and the Holdings by Sector, as of December 31, 2016, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Citizens Financial Group, Inc.	2.29%
Edison International	1.89%
Invesco Ltd.	1.83%
XL Group Ltd.	1.80%
M&T Bank Corp.	1.77%
ON Semiconductor Corp.	1.66%
Prologis, Inc.	1.65%
Huntsman Corp.	1.59%
Lincoln National Corp.	1.49%
Fifth Third Bancorp	1.45%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.18%
Consumer Staples	2.91%
Energy	10.37%
Financials	19.56%
Health Care	3.96%
Industrials	12.41%
Information Technology	9.28%
Materials	6.03%
Real Estate	14.09%
Telecommunication Services	1.04%
Utilities	10.81%
Repurchase Agreement	1.36%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
Brazil LeTras do Tesouro, 0.00%, 7/17	2.17%
GE Capital Credit Card Master Gemnt 2012 6 A	1.07%
US Treasury Note, 0.875%, 10/15/2017	0.94%
Laclede Group Inc SR Unsecured 08/17 VAR	0.80%
Fnma Pool AE0579 FN 11/40 Floating VAR	0.70%
Americredit Automobile Receiveable 2015 3 A3	0.67%
California Republic Auto Receiveable CRART 2016 1 A2	0.65%
GE Dealer Floorplan MAaster Note 2014 1 A	0.64%
Credit Suisse Mortage Trust CSMC 2015 GLPB A 144A	0.59%
Seminole Tribe of Florida Term Loan B	0.58%

Holdings by Sector*	% of Investments
Asset Backed	19.90%
Automotive	1.81%
Banking	6.52%
Basic Industry	2.69%
Capital Goods	1.42%
Collateralized Mortgage Obligation	0.86%
Commercial Mortgage Backed	26.39%
Consumer Goods	1.62%
Energy	8.42%
Financial Services	1.92%
Foreign Sovereign	2.44%
GO – State	0.20%
Government Guaranteed	2.37%
Healthcare	2.74%
Insurance	1.01%
Leisure	1.75%
Media	2.81%
Mortgage Backed	1.85%
Real Estate	2.82%
Retail	0.59%
Service	0.86%
Technology & Electronics	3.25%
Telecommunications	1.35%
Transportation	0.70%
Utility	3.73%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Neptune Finco. Corp.	1.51%
Navient Corp.	0.86%
Arcelormittal Corp.	0.79%
Dish DBS Corp	0.78%
CCO Holdings, Corp.	0.73%
Sprint Corp.	0.69%
Sabine Pass	0.64%
T-Mobile USA, Inc.	0.64%
Diamond Financing Co.	0.62%
Freeport McMoran, Inc.	0.58%

Holdings by Sector*	% of Investments
Automotive	1.72%
Banking	2.98%
Basic Industry	18.72%
Capital Goods	4.04%
Commercial Mortgage Backed	0.03%
Consumer Goods	3.37%
Energy	18.88%
Financial Services	1.99%
Foreign Sovereign	0.93%
Healthcare	4.53%
Insurance	0.76%
Leisure	6.21%
Media	9.87%
Real Estate	0.36%
Retail	4.50%
Services	3.63%
Technology & Electronics	5.16%
Telecommunications	6.46%
Transportation	2.62%
Utility	1.85%
Repurchase Agreement	1.39%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Royal Dutch Shell PLC B Shares	3.36%
Roche Holdings AG	2.80%
Mitsubishi Financial Group	2.58%
Shire PLC	2.42%
British American Tobcacco PLC	2.39%
Siemen AG	2.36%
Nestles AG	2.33%
Sumitomo Mitsu Group	2.15%
AXA	2.10%
Anheuser Busch InBev SA	2.08%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.81%
Consumer Staples	9.10%
Energy	5.66%
Financials	24.38%
Health Care	11.60%
Industrials	13.28%
Information Technology	6.86%
Materials	8.31%
Real Estate	2.35%
Telecommunication Services	4.58%
Utilities	2.33%
Repurchase Agrrement	1.73%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Allianz SE	2.29%
Rio Tinto plc SADR	2.20%
HSBC Holdings plc	2.08%
BNP Paribas	2.02%
BASF SE	1.91%
Lukoil ADR	1.85%
Royal Dutch Shell plc Class A Shares ADR	1.84%
AXA	1.83%
Sumitomo Mitsui Financial Group	1.78%
GlaxoSmithKline plc	1.76%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	7.69%
Consumer Staples	4.30%
Energy	13.19%
Financials	30.80%
Health Care	5.94%
Industrials	8.70%
Information Technology	4.11%
Materials	6.57%
Real Estate	4.30%
Telecommunication Services	6.90%
Utilities	5.23%
Repurchase Agreement	1.55%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
XL Group LTD Common Stock	2.22%
Citizens Financial Group	2.17%
KeyCorp New Com	1.94%
Portland General Electric Co.	1.91%
Cimarex Energy Co.	1.89%
E Trade Financial Corp	1.89%
Marathon Oil Corp.	1.83%
East West Bancorp, Inc.	1.81%
Whirlpool Corp.	1.78%
Edison International	1.69%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.19%
Consumer Staples	5.72%
Energy	11.22%
Financials	23.21%
Health Care	5.24%
Industrials	13.24%
Information Technology	10.54%
Materials	6.33%
Real Estate	9.14%
Utilities	0.98%
Repurchase Agreement	6.19%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Investment Trust – Short Duration Fund, Inc.

Ten Largest Holdings	% of Investments
HBOS plc (United Kingdom)	0.75%
Air Lease Corp.	0.72%
U.S. Treasury Note	0.69%
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	0.60%
BAMLL Commercial Mortgage Securities Trust 2014-IP A	0.59%
Forest Laboratories LLC	0.57%
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A	0.52%
BellSouth LLC	0.51%
Verizon Communications Inc. 5 year Term Loan	0.49%
American Express Credit Account Master Trust 2014-3 A	0.48%

Holdings by Sector*	% of Investments
Automotive	2.44%
Basic Industry	0.46%
Capital Goods	1.06%
Consumer Cyclicals	1.45%
Consumer Discretionary	0.86%
Consumer Services	1.78%
Consumer Staples	0.92%
Energy	9.16%
Financial Services	60.74%
Foreign Government	0.13%
Government	4.25%
Health Care	3.08%
Integrated Oils	0.68%
Materials and Processing	2.99%
Municipal	0.56%
Other	0.23%
Producer Durables	0.80%
Technology	3.27%
Telecommunications	2.36%
Transportation	0.66%
Utilities	1.82%
Repurchase Agreement	0.31%
Total	100.00%

*	A sector may comprise several industries.

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord Abbett, a Delaware limited liability company, is each Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Funds.

Interested Directors

Ms. Foster and Mr. Sieg are affiliated with Lord Abbett and are “interested persons” of the Company as defined in the Act. Ms. Foster and Mr. Sieg are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 60 portfolios or series. Ms. Foster is an officer of the Lord Abbett Family of Funds.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett, joined Lord Abbett in 1990. Other Directorships: None.

Douglas B. Sieg Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1969)	Director since 2016	Principal Occupation: Partner (since 2001) and Head of Client Services (since 2013), formerly Director of Marketing and Relationship Management, joined Lord Abbett in 1994. Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 60 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991–2009). Other Directorships: None.

Eric C. Fast Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1949)	Director since 2014

Principal Occupation: Chief Executive Officer of Crane Co., an industrial products company (2001–2014).

Other Directorships: Currently serves as director of Automatic Data Processing, Inc. (since 2007) and Regions Financial Corporation (since 2010). Previously served as a director of Crane Co. (1999–2014).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004–2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Anthem, Inc., a health benefits company (since 1994).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2012

Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009–2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978–2009); and Officer and Director of Trinsum Group, a holding company (2007–2009).

Other Directorships: Currently serves as director of Blyth, Inc., a home products company (since 2004).

Mark A. Schmid Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Director since 2016	Principal Occupation: Vice President and Chief Investment Officer of the University of Chicago (since 2009). Other Directorships: None.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006; Chairman since 2017

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Company. All of the officers of the Company also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett. Each officer serves for an indefinite term (i.e., until his or her death, resignation, retirement, or removal).

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years

Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett, joined Lord Abbett in 1990.

Robert A. Lee (1969)	Executive Vice President	Elected in 2013	Partner and Chief Investment Officer, and was formerly Deputy Chief Investment Officer and Director of Taxable Fixed Income, joined Lord Abbett in 1997.

Giulio Martini (1955)	Executive Vice President	Elected in 2015	Director of Strategic Asset Allocation, joined Lord Abbett in 2015 and was formerly Global Investment Strategist at Anderson Global Macro LLC (2012–2015) and Chief Investment Officer of Currency Strategies at AllianceBernstein (1985–2012).

John J. Morton (1961)	Executive Vice President	Elected in 2016	Portfolio Manager, joined Lord Abbett in 2016 and was formerly Chief Investment Officer of Emerging Market Debt at Fischer, Francis, Trees, and Watts (2012–2015) and Managing Director and Chief Investment Officer of Fixed Income at Rexiter Capital Management (2007–2012).

Leah G. Traub (1979)	Executive Vice President	Elected in 2009	Partner and Portfolio Manager, joined Lord Abbett in 2007.

John W. Ashbrook (1964)	Vice President and Assistant Secretary	Elected in 2014	Assistant General Counsel, joined Lord Abbett in 2008.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Financial Officer, and was formerly Chief Operations Officer, joined Lord Abbett in 1999.

Brooke A. Fapohunda (1975)	Vice President and Assistant Secretary	Elected in 2014	Deputy General Counsel, joined Lord Abbett in 2006.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Partner and Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Linda Y. Kim (1980)	Vice President and Assistant Secretary	Elected in 2016	Counsel, joined Lord Abbett in 2015 and was formerly an Associate at Stroock & Stroock & Lavan LLP (2007–2015).

Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Partner and Chief Compliance Officer, joined Lord Abbett in 2014 and was formerly Managing Director and the Chief Compliance Officer at UBS Global Asset Management (2003–2013).

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Andrew H. O’Brien (1973)	Vice President	Elected in 2013	Partner and Portfolio Manager, joined Lord Abbett in 1998.

David B. Ritt (1976)	Vice President	Elected in 2009	Portfolio Manager, joined Lord Abbett in 2006.

Lawrence B. Stolle (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Chief Operations Officer, and was formerly Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Company’s Directors. It is available free upon request.

Approval of Advisory Contract

The Board, including all of the Directors who are not interested persons of the Fund or of Lord Abbett (the “Independent Board Members”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (individually and collectively referred to herein as the “Agreement” as the context requires). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the review of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Board Members also met with their independent legal counsel in a private session at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Morningstar, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund, if any; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended August 31, 2016. As to Emerging Markets Corporate Debt Fund, the Board observed

Approval of Advisory Contract (continued)

that the Fund’s investment performance was above the median of the performance peer group for the one-year period. As to Emerging Markets Currency Fund, the Board observed that the Fund’s investment performance was above the median of the performance of the peer group for the one-year period, but below the median of the performance peer group for the three-year, five-year and ten-year periods. As to Multi-Asset Global Opportunity Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year, three-year, five-year and ten-year periods. As to Emerging Markets Local Bond Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year and three-year periods. The Board also considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board and the willingness of Lord Abbett to take steps intended to improve performance when necessary. After reviewing these and related factors, the Board concluded that each Fund’s investment performance was reasonable and supported the continuation of the Agreement on behalf of each Fund.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund and the expense levels of the Fund’s expense peer group as of the date of each fund’s most recent annual report. It also considered how the expense levels of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund, the Board observed that the overall expense level was below the median of the expense peer group. As to Multi-Asset Global Opportunity Fund, the Board observed that the overall expense level was below the median of the expense peer group consisting of other funds-of-funds; however, the Board noted that following the discontinuation of the fund-of-funds’ servicing arrangements effective January 1, 2017, Multi-Asset Global Opportunity Fund’s overall expense levels would increase. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of each Fund was reasonable and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and excluding marketing and distribution expenses, and how those

Approval of Advisory Contract (concluded)

profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. With respect to Emerging Markets Corporate Debt Fund and Emerging Markets Local Bond Fund, the Board concluded that the contractual breakpoints in the existing management fee schedule, in conjunction with each Fund’s proposed expense limitation agreement, adequately addressed any economies of scale in managing each Fund. With respect to Emerging Markets Currency Fund, the Board concluded that the contractual breakpoint in the existing management fee schedule adequately addressed any economies of scale in managing the Fund. With respect to Multi-Asset Global Opportunity Fund, the Board concluded that a proposed contractual fee waiver adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of each Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of each Fund’s brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

55% of the ordinary income distributions paid by Multi-Asset Global Opportunity Fund during the year is qualified dividend income.

For corporate shareholders, 9% of the ordinary income distributions paid by Multi-Asset Global Opportunity Fund qualified for the dividends received deduction.

Multi-Asset Global Opportunity Fund intends to pass through foreign source income of $4,009,555 and foreign taxes of $426,538.

0.26% of the net investment income distributions paid by Multi-Asset Global Opportunity Fund during the fiscal year ended December 31, 2016 is tax-exempt dividend income.

In addition, of the distributions paid by Multi-Asset Global Opportunity Fund to shareholders during the fiscal year ended December 31, 2016, $236,720 and $2,727,269, respectively, represent short-term and long-term capital gains.

For foreign shareholders, the percentages below reflect the portion of net investment income distributions that represent interest-related dividends:

Fund Name
Emerging Markets Corporate Debt Fund	100%
Emerging Markets Currency Fund	66%

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Global Fund, Inc.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Emerging Markets Corporate Debt Fund Lord Abbett Emerging Markets Currency Fund Lord Abbett Emerging Markets Local Bond Fund Lord Abbett Multi-Asset Global Opportunity Fund	LAGF-2 (02/17)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended December 31, 2016 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Robert B. Calhoun, Evelyn E. Guernsey, and Mark A. Schmid. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2016 and 2015 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2016	2015
Audit Fees {a}	$190,000	$188,200
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	190,000	188,200

Tax Fees {b}	41,703	41,575
All Other Fees	- 0 -	- 0 -

Total Fees	$231,703	$229,775

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended December 31, 2016 and 2015 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended December 31, 2016 and 2015 were:

	Fiscal year ended:
	2016	2015
All Other Fees {a}	$95,230	$285,031

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended December 31, 2016 and 2015 were:

	Fiscal year ended:
	2016	2015
All Other Fees	$ - 0 -	$ - 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer
Date: February 24, 2017

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 24, 2017

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 24, 2017